As filed with the Securities and Exchange Commission on October 30, 2002


                         File Nos. 2-67052 and 811-3023

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                        Post-Effective Amendment No. 119


                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 121


                                   FORUM FUNDS
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                                 Leslie K. Klenk
                       Forum Administrative Services, LLC
                               Two Portland Square
                              Portland, Maine 04101

                                   Copies to:

                            Anthony C.J. Nuland, Esq.
                              Seward & Kissel, LLC
                                1200 G Street, NW
                             Washington, D.C. 20005

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

[X]     immediately upon filing pursuant to Rule 485, paragraph (b)(1)
[ ]     on _________________ pursuant to Rule 485, paragraph (b)(1)
[ ]     60 days after filing pursuant to Rule 485, paragraph (a)(1)
[ ]     on _________________ pursuant to Rule 485, paragraph (a)(1)
[ ]     75 days after filing pursuant to Rule 485, paragraph (a)(2)
[ ]     on _________________ pursuant to Rule 485, paragraph (a)(2)
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of series being registered: DF Dent Premier Growth Fund and The Advocacy Fund.

                                            PROSPECTUS
                                            November 1, 2002



                                                THE
                                       [LOGO] ADVOCACY
                                               FUND(R)



                                        THE FUND SEEKS LONG-TERM
                                      CAPITAL APPRECIATION THROUGH
                                    SOCIALLY RESPONSIBLE INVESTMENTS.








                                THE SECURITIES AND EXCHANGE COMMISSION
                              HAS NOT APPROVED OR DISAPPROVED THE FUND'S
                             SHARES OR DETERMINED WHETHER THIS PROSPECTUS
                            IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO
                                  THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS
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Risk/Return Summary............................................................1

   Investment Objective........................................................1
   Principal Investment Strategies.............................................1
   Principal Risks of Investing in the  Fund...................................5
   Who May Want to Invest in the Fund..........................................6

Performance Information........................................................6

Fee Table......................................................................8

Management.....................................................................9

Your Account..................................................................12

   How to Contact the Fund....................................................12
   General Information........................................................12
   Buying Shares..............................................................13
   Selling Shares.............................................................16
   Exchange Privileges........................................................19
   Retirement Accounts........................................................19

Other Information.............................................................20

Financial Highlights..........................................................22

                                                                          THE
                                                                 [LOGO] ADVOCACY
                                                                         FUND(R)
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RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The  Advocacy  Fund  seeks  long-term  capital   appreciation  through  socially
responsible investments.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to advocate progressive social change by normally investing at least 65% of its total assets in companies that Trillium Asset Management Corporation (the "Adviser") believes are making a positive contribution to society and the economy. Such companies include, but are not limited to, those that:

o Demonstrate a commitment to promoting fair labor practices and a diverse work force, support community development, and protect human rights

o Demonstrate a commitment to preserving and enhancing the environment through their products and processes

o    Respond to shareholder activism

For additional factors considered by the Adviser in selecting potential companies in which to invest, see "The Adviser's Process - Social Objectives."

Although not a primary strategy, a limited portion of the Fund's portfolio may be used to purchase securities of certain companies in order to advocate policy changes within those companies.


To facilitate its social objective, the Fund uses a "growth at a reasonable price" investing style by investing under normal circumstances at least 65% of its total assets in the common stock of large-cap domestic companies that the Adviser believes have superior earnings growth prospects relative to their industry and whose stock prices, in the Adviser's opinion, do not accurately reflect the companies' value ("Large-Cap Domestic Companies"). The Fund may also invest in companies that the Adviser believes do not have particularly strong earnings histories, but do have other attributes that may contribute to accelerated growth in the foreseeable future. Under normal circumstances, however, if the Fund is not invested primarily in Large-Cap Domestic Companies, due to, among other things, changes in the market

[MARGIN CALLOUT BOX: CONCEPTS TO UNDERSTAND

COMMON STOCK means an equity or ownership interest in a company.

LARGE-CAP COMPANIES mean companies whose market capitalization is in excess of $10 billion.

MARKET CAPITALIZATION of a company means the value of the company's common stock in the stock market.

GROWTH AT A REASONABLE PRICE INVESTING means to invest in stocks of companies that, in the Adviser's opinion, offer faster than average projected earnings growth relative to their industry peer group, but whose stock prices do not accurately reflect the companies' value.]


                                                                               1
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         THE
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        FUND(R)
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[MARGIN CALLOUT BOX: CONCEPTS TO UNDERSTAND

FUNDAMENTAL ANALYSIS means the analysis of a company's financial condition that is used to help forecast the future value of its stock price.
This analysis includes a review of a company's balance sheet and income statement, asset history, earnings history, product or service development, and management productivity.

PRICE/EARNINGS RATIO means the price of a share of stock divided by the company's earnings per share.

PRICE/CASH FLOW RATIO means the price of a stock divided by cash earnings per share.

SECTOR means a commonly used grouping of industries expected to perform similarly under various economic conditions.]


capitalization of those companies in the Fund's portfolio, the Fund will limit new investments to Large-Cap Domestic Companies.

Common stock gives the owner the right to vote on measures affecting the company's organization and operations. The Fund intends to use its position as an owner to initiate dialogue with company management concerning their social and business practices and may initiate shareholder resolutions with companies.

The Fund does not intend to exercise control over the management of companies in which it invests.

THE ADVISER'S PROCESS - PURCHASING PORTFOLIO SECURITIES The Adviser's investment process begins with an economic and social analysis of a universe of approximately 2000 publicly traded large-cap companies. The universe is pre-screened to eliminate companies in the gaming industry and companies producing tobacco products and alcohol. From this universe, the Adviser primarily selects stocks of companies that it believes make a positive contribution to society and the economy based on certain social criteria listed below; however, stocks are added to the Fund's portfolio only after financial analysis indicates investment attractiveness.

The Adviser uses multi-factor proprietary models that consider a variety of quantitative measures, including price/earnings and price/cash flow ratios, to rank the stocks by sector based on value, growth potential, and expected price volatility. The Adviser uses these quantitative measurements in combination with in-house and third-party fundamental research to identify companies that appear to possess superior earnings growth prospects and whose stock prices, in the Adviser's opinion, do not accurately reflect the companies' value.

The Adviser believes companies with superior earnings growth prospects are those that have:

o Significant market opportunities (both in terms of magnitude and duration) where the companies are leaders or potential leaders in their markets

o Proprietary products and services, new product development, and product cycle leadership that sustains strong brand franchises


2
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                                                                          THE
                                                                 [LOGO] ADVOCACY
                                                                         FUND(R)
--------------------------------------------------------------------------------

o    A  strong  management  team  that  is  proactive,   consistently   executes
     effectively, and anticipates and adapts to change

o Positive records on: the environment; global human rights; employee, diversity, and labor issues; corporate investment in local communities; weapons issues; and animal rights

The Adviser then focuses on those companies that, over a period of several years, have the ability to grow at above average rates within their industries. Factors considered include:

o    Product cycles, pricing flexibility, and product or geographic mix

o    Cash flow and financial strength to fund growth

o Catalysts for growth such as the development of new products, changes in business mix, regulation or management, and industry consolidation

The Adviser selects stocks considering both diversification by sector and attractiveness of valuation relative to prospective growth. The Adviser believes that superior investment returns are better achieved by low portfolio turnover.

THE ADVISER'S PROCESS - SOCIAL OBJECTIVES The Adviser uses stock ownership to initiate dialogue with management of portfolio companies on critical social and environmental issues. The Adviser also believes that the proxy voting process is an important tool in advocating progressive social change. To help further its social goals, the Fund intends to publish its proxy voting record at least once each year.

The Adviser uses a number of resources including in-house and third-party fundamental analysis, public information databases, and contacts with other socially-oriented issue groups to identify companies in which to invest. As part of its analysis, the Adviser will evaluate corporate, social, and environmental performance in many areas including, but not limited to:

o    Support of sound environmental practices and policies

o    Support of global human rights

o    Support of positive labor practices

o    Support of positive labor-management relations

o    Support of corporate philanthropy and investment in local communities

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         THE
[LOGO] ADVOCACY
        FUND(R)
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o    Avoidance of military contracting with the U.S. or foreign governments

o    Responsiveness to product safety issues

o    Support of ethical management practices

o    Support of alternatives to animal research and testing

o    Ability  to  balance   interests   of   company   constituencies   such  as
     shareholders, employees, communities, suppliers, and customers

o    Responsiveness to shareholder activism

THE ADVISER'S PROCESS - SELLING PORTFOLIO SECURITIES In making its decision to sell a stock in the Fund's portfolio, the Adviser monitors the companies in the Fund's portfolio to determine if there have been any fundamental changes in the companies or changes in the companies' social policies. The Adviser also analyzes price/earnings ratios, price/cash flow ratios, and other quantitative measures to monitor stock price movements and help determine whether to sell a stock in the Fund's portfolio. The Adviser may sell a stock if:

o    It subsequently fails to meet the Adviser's investment criteria

o    Changes  in  national   economic   conditions,   such  as  interest  rates,
     unemployment, and productivity levels prompt a change in industry sector allocation

o A more attractively priced company is found or funds are needed for other purposes

o It becomes overvalued relative to the long-term expectation for the stock price

o A company's positive social or environmental attributes turn negative and dialogue and shareholder engagement fail to change the company's policies

TEMPORARY DEFENSIVE MEASURES The Fund may assume a temporary defensive position and may invest without limit in commercial paper and other money market instruments that are of prime quality. Prime quality instruments are those instruments that are rated in one of the two highest short-term rating categories by a nationally recognized statistical rating organization or, if not rated, determined by the Adviser to be of comparable quality.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in

                                                                          THE
                                                                 [LOGO] ADVOCACY
                                                                         FUND(R)
--------------------------------------------------------------------------------

which the Fund may invest include U.S. Government securities, time deposits, banker's acceptances and certificates of deposit, corporate notes and short-term bonds, and money market mutual funds.

If the Fund takes a temporary defensive position, it may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND


An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. The market value of securities in which the Fund invests is based on the market's perception of value and is not necessarily an objective measure of the securities' value. There is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not by itself a complete and balanced investment program.


You could lose money on your investment in the Fund, or the Fund could underperform other investments, if any of the following occur:


o The market may not recognize what the Adviser believes to be the potential for growth in earnings or in the value of the stocks in the Fund's portfolio

o Earnings of the stocks in the Fund's portfolio do not grow at expected rates

o The Adviser's judgment as to the potential for growth in earnings or in the value of the stocks in the Fund's portfolio proves to be wrong

o    A decline in  investor  demand for the stocks

o The Fund's investment style falls out of favor with the market; that is, if investors lose interest in large-cap companies

o    The stock market goes down

o The Fund's social criteria eliminate some stocks that might have higher returns than the stocks from which the Adviser is able to choose

o    Changes  in  company  social   policies  cause  the  sale  of  stocks  that
     subsequently perform well

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         THE
[LOGO] ADVOCACY
        FUND(R)
--------------------------------------------------------------------------------

WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for you if you:

o    Want your assets invested to advocate progressive social change

o Are looking for a well-diversified equity portfolio providing potential growth of your investment

o    Are willing to tolerate significant changes in the value of your investment

o    Are pursuing a long-term goal

o    Are willing to accept the higher risk of a stock fund

The Fund may NOT be appropriate for you if you:

o Want an investment that pursues market trends or focuses only on particular sectors or industries

o    Need regular income or stability of principal

o    Are pursuing a short-term goal or investing emergency reserves


PERFORMANCE INFORMATION

The following chart illustrates the variability of the Fund's returns. The chart and the table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's returns compare to a broad measure of market performance.

PERFORMANCE   INFORMATION   (BEFORE  AND  AFTER  TAXES)   REPRESENTS  ONLY  PAST
PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following chart shows the annual total return for each full calendar year that the Fund has operated.

[EDGAR Representation of Bar Chart:
2001 - -17.00%]

The calendar year-to-date total return as of September 30, 2002 was -27.17%.

                                                                          THE
                                                                 [LOGO] ADVOCACY
                                                                         FUND(R)
--------------------------------------------------------------------------------

During the periods shown in the chart, the highest quarterly return was 11.94% (for the quarter ended December 31, 2001) and the lowest quarterly return was -17.04% (for the quarter ended September 30, 2001).

The following table compares the Fund's average annual total return, average annual total return after taxes on distributions and average annual total return after taxes on distributions and sale of Fund shares as of December 31, 2001 to the S& P 500 Index.

                                                              SINCE INCEPTION
PERIOD ENDED DECEMBER 31, 2002               1 YEAR              (9/01/00)
Return Before Taxes                          -17.00%              -23.25%
Return After Taxes on Distributions          -17.00%              -23.25%
Return After Taxes on Distributions          -10.35%              -18.43%
 and Sale of Fund Shares
-------------------------------------- -------------------- -------------------
S&P 500 Index                                -11.87%              -17.99

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The S&P 500 Index is a market index of common stocks. The S&P 500 Index is unmanaged and reflects reinvestment of all dividends paid by the stocks included in the index. Unlike the performance figures of the Fund, the S&P 500 Index's performance does not reflect the effect of expenses. You can not invest directly in the S&P 500 Index.

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         THE
[LOGO] ADVOCACY
        FUND(R)
--------------------------------------------------------------------------------


FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the various fees and expenses that you will bear if you invest in the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
 Maximum Sales Charge (Load) Imposed on Purchases                           None
 Maximum Sales Charge (Load) Imposed on Reinvested Distributions            None
 Maximum Deferred Sales Charge (Load)                                       None
 Redemption Fee                                                             None
 Exchange Fee                                                               None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

 Management Fees                                                           0.65%
 Distribution (12b-1) Fees                                                 0.00%
 Other Expenses                                                            9.01%
TOTAL ANNUAL FUND OPERATING EXPENSES(1)                                    9.66%
Waivers and Reimbursements(2)                                              8.16%
Net Annual Fund Operating Expenses                                         1.50%

(1)  Based on amounts for the fiscal year ended June 30, 2002.

(2)  Based on contractual waivers effective through October 31, 2011.


EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund then redeem all of your shares at the end of the period. The example also assumes that your investment has a 5% annual return, that the Fund's total annual operating expenses and net expenses remain as stated in the above table, and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:


ONE YEAR*             THREE YEARS*            FIVE YEARS*             TEN YEARS*
  $153                    $474                   $818                   $2,922

*    Years  one  through   nine  take  into  account  fee  waivers  and  expense
     reimbursements.



8
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                                                                          THE
                                                                 [LOGO] ADVOCACY
                                                                         FUND(R)
--------------------------------------------------------------------------------

MANAGEMENT
--------------------------------------------------------------------------------


The Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company (mutual fund). The business of the Trust and the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices, and discuss other matters affecting the Fund. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the Statement of Additional Information.


THE ADVISER

The Fund's Adviser is Trillium Asset Management Corporation, 711 Atlantic Avenue, Boston, Massachusetts 02111. The Adviser and its predecessors have provided investment advisory and management services to clients for more than eighteen years. The Adviser is a registered investment adviser and was founded in 1982 and is devoted to making socially responsible investments. The Adviser has been owned by its employees since inception. Ownership is broadly distributed among current employees. Wainwright Bank & Trust Company of Boston, Massachusetts owns a 30% preferred equity position in the Adviser.


Subject to the control of the Board, the Adviser makes investment decisions for the Fund. For its services, the Fund pays the Adviser an advisory fee at an annual rate of 0.65% of the average daily net assets of the Fund. For the fiscal year ended June 30, 2002, the Adviser waived all its fee.

As of September 30, 2002, the Adviser had approximately $564 million in assets under management.


"The Advocacy Fund" is a service mark owned by the Adviser.

PORTFOLIO MANAGERS
Cheryl I. Smith, Ph.D., CFA, Samuel B. Jones Jr., CFA and F. Farnum Brown Jr., Ph.D. are responsible for the day-to-day investment management of the Fund.

CHERYL I. SMITH, Ph.D., CFA, Vice President
Ms. Smith is a senior portfolio manager. Ms. Smith was with the Adviser from 1987 to 1992. From 1992 to 1997, she was a portfolio manager with United States Trust Company in Boston, Massachusetts. She rejoined the Adviser in 1997. She is a


                                                                               9
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         THE
[LOGO] ADVOCACY
        FUND(R)
--------------------------------------------------------------------------------

Chartered Financial Analyst charterholder and holds a B.S.F.S. from Georgetown University School of Foreign Service. She earned M.A., M.Phil., and Ph.D. degrees in Economics from Yale University.

SAMUEL B. JONES, JR., CFA, Senior Vice President, Chief Investment Officer

Mr. Jones is a senior portfolio manager and research analyst covering the technology, communications equipment and energy services sectors. Mr. Jones has been with the Adviser since 1992. He is a Chartered Financial Analyst charterholder and earned B.S. and M. B. A. degrees from the University of Michigan.


F. FARNUM BROWN, JR., Ph.D., Senior Vice President
Mr. Brown is a senior portfolio manager, research analyst, and manager of the Adviser's Durham, North Carolina office. Mr. Brown has been with the Adviser since 1994 and earned bachelor's, master's, and doctoral degrees from the University of North Carolina at Chapel Hill.

OTHER SERVICE PROVIDERS


The Forum Financial Group, LLC and its affiliates (collectively, "Forum") provide services to the Fund. As of September 30, 2002, Forum provided services to investment companies and collective investment funds with assets of approximately $111 billion.


Forum Fund Services, LLC (the "Distributor"), a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of the Fund. The Distributor acts as the agent of the Trust in connection with the offering of the Fund's shares. The Distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of the Fund's shares.

Forum Administrative Services, LLC provides administrative services to the Fund, Forum Accounting Services, LLC is the Fund's fund accountant, Forum Shareholder Services, LLC ("Transfer Agent") is the Fund's transfer agent, and Forum Trust, LLC is the Fund's custodian.


10
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                                                                          THE
                                                                 [LOGO] ADVOCACY
                                                                         FUND(R)
--------------------------------------------------------------------------------


DISTRIBUTION EXPENSES

The Fund has adopted a distribution plan under SEC Rule 12b-1 under which the Trust may reimburse the Distributor for distribution expenses incurred on behalf of the Fund at an annual rate of up to 0.25% of the Fund's average net assets. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


The Fund did not incur any Rule 12b-1 expenses for the fiscal year ended June 30, 2002 and it is not expected that the Fund will incur Rule 12b-1 expenses during the current fiscal year.


FUND EXPENSES

The Fund pays its own expenses. The Fund's expenses consist of its own expenses as well as Trust expenses that are allocated among the Fund and the other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and reimburse certain expenses of the Fund. Any fee waiver or expense reimbursement increases the Fund's performance for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.


The Adviser has contractually agreed to waive its fees and reimburse Fund expenses in order to limit the Fund's total annual operating expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) to 1.50% of the average daily net assets of the Fund through October 31, 2011.

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         THE
[LOGO] ADVOCACY
        FUND(R)
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[MARGIN CALLOUT BOX: HOW TO CONTACT THE FUND

WRITE TO US AT:
The Advocacy Fund
P.O. Box 446
Portland, Maine 04112

OVERNIGHT ADDRESS:
The Advocacy Fund
Two Portland Square
Portland, Maine 04101

EMAIL US AT:
ADVOCACY-FUND@
FORUM-FINANCIAL.COM

TELEPHONE US AT:
(800) 448-0974 (toll free)

WIRE INVESTMENTS
(OR ACH PAYMENTS) TO:
Deutsche Bank
Trust Company Americas
New York, New York
ABA #021001033
  FOR CREDIT TO:
  Forum Shareholder Services, LLC
  Account # 01-465-547
  The Advocacy Fund
  (Your Name)
  (Your Account Number)]


YOUR ACCOUNT
--------------------------------------------------------------------------------

GENERAL INFORMATION


You may purchase or sell (redeem) the Fund's shares on each weekday that the New York Stock Exchange is open. Under unusual circumstances, the Fund may accept and process orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.

You may purchase or sell (redeem) the Fund's shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form (as described in this Prospectus on pages 13 through 19). For instance, if the Transfer Agent receives your purchase request in proper form after 4:00 p.m., Eastern time, your transaction will be priced at the next day's business NAV. The Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.


The Fund does not issue share certificates.

If you purchase shares directly from the Fund, you will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.


The Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege, including systematic investments and withdrawals, wire redemption privileges and exchange privileges.



WHEN AND HOW NAV IS DETERMINED The Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed. Under unusual circumstances, the Fund may accept and process orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers. The time at which NAV is calculated may change in case of an emergency.

                                                                          THE
                                                                 [LOGO] ADVOCACY
                                                                         FUND(R)
--------------------------------------------------------------------------------

The Fund's NAV is determined by taking the market value of the Fund's total assets, subtracting the Fund's liabilities and then dividing the result (net assets) by the number of shares outstanding of the Fund. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available, the Fund values securities at fair value pursuant to procedures adopted by the Board.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of the Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be made by check, ACH, or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check). The Fund does not accept purchases made by credit card check.


CHECKS For individual, sole proprietorship, joint, Uniform Gift to Minors Act ("UGMA") or Uniform Transfer to Minors Act ("UTMA") accounts, the check must be made payable to "The Advocacy Fund" or to one or more owners of the account and endorsed to "The Advocacy Fund." For all other accounts, the check must be made payable on its face to "The Advocacy Fund."


ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks.

WIRES Instruct your U.S. financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.


MINIMUM INVESTMENTS The Fund accepts investments in the following minimum amounts:

         THE
[LOGO] ADVOCACY
        FUND(R)
--------------------------------------------------------------------------------



                                         MINIMUM INITIAL      MINIMUM ADDITIONAL
                                           INVESTMENT             INVESTMENT
Standard Accounts                            $2,000                  $250

Traditional and Roth IRA Accounts            $2,000                  $250

Accounts with
Systematic Investment Plans                  $1,000                  $100

ACCOUNT REQUIREMENTS

TYPE OF ACCOUNT                                         REQUIREMENT
----------------------------------------------------------------------------------------------
INDIVIDUAL, SOLE PROPRIETORSHIP                         o Instructions must be signed by all
AND JOINT ACCOUNTS                                        persons required to sign exactly as
 Individual  accounts are owned by                        their names appear on the account
 one person, as are sole proprietorship
 accounts. Joint accounts have two or
 more owners (tenants)

GIFTS OR TRANSFERS TO A MINOR                           o Depending on state laws, you can
(UGMA, UTMA)                                              set up a custodial account under
 These custodial accounts provide                         UGMA or UTMA
 a way to give money to a child and                     o The custodian must sign
 obtain tax benefits                                      instructions in a manner indicating
                                                          custodial capacity

BUSINESS ENTITIES                                       o Submit a secretary's (or similar)
                                                          certificate covering incumbency and authority

TRUSTS                                                  o The trust must be established before an
                                                          account can be opened
                                                        o Provide the first and signature pages from
                                                          the trust documents identifying trustees

INVESTMENT PROCEDURES


HOW TO OPEN AN ACCOUNT
--------------------------------------------------------------------------------


BY CHECK            o Call or write us for an account application
                    o Complete the application (and other required documents)
                    o Mail us your application (and other required documents)
                      and a check made out to "The Advocacy Fund"

BY WIRE             o Call or write us for an account application
                    o Complete the application (and other required documents)

                                                                          THE
                                                                 [LOGO] ADVOCACY
                                                                         FUND(R)
--------------------------------------------------------------------------------

                    o Call us to fax the  completed  application  (and  other
                      required documents) and we will assign you an account number
                    o Mail us your application (and other required documents)
                    o Instruct your financial  institution to wire your money
                      to us

BY ACH PAYMENT      o Call or write us for an account application
                    o Complete the application (and other required documents)
                    o Call us to fax the  completed  application  (and  other
                      required documents) and we will assign you an account number
                    o Mail us your original  application  (and other required
                      documents)
                    o We will  electronically  debit your  purchase  proceeds
                      from the financial institution account identified on your account application


HOW TO ADD TO YOUR ACCOUNT
--------------------------------------------------------------------------------

BY CHECK            o Fill out an  investment slip from a confirmation or
                      write us a letter
                    o Make check out to "The Advocacy Fund"
                    o Write your account number on your check
                    o Mail us the slip (or your letter) and the check

BY WIRE             o Call to notify us of your incoming wire
                    o Instruct your financial institution to wire your money
                      to us

BY SYSTEMATIC       o Complete the systematic investment section of the
INVESTMENT            application
                    o Attach a voided check to your application
                    o Mail us the completed application and voided check
                    o We will electronically debit your purchase proceeds
                      from the financial institution account identified on your account application


SYSTEMATIC INVESTMENTS You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Systematic investments must be for at least $100.

         THE
[LOGO] ADVOCACY
        FUND(R)
--------------------------------------------------------------------------------

LIMITATIONS ON PURCHASES The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (including two or more substantial redemptions or exchanges out of the Fund followed by substantial repurchases into the Fund within a calendar year).

CANCELED OR FAILED PAYMENTS The Fund accepts checks and ACH transfers at full value subject to collection. If the Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

SELLING SHARES


The Fund processes redemption orders promptly. Under normal circumstances, the Fund will send redemption proceeds to you within a week. If the Fund has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until such payment is received, which may be up to 15 calendar days.


HOW TO SELL SHARES FROM YOUR ACCOUNT
--------------------------------------------------------------------------------

BY MAIL             o Prepare a written request including:
                      o Your name(s) and signature(s)
                      o Your account number
                      o The Fund name
                      o The dollar amount or number of shares
                        you want to sell
                      o How and where to send the redemption proceeds
                    o Obtain a signature guarantee (if required)
                    o Obtain other documentation (if required)
                    o Mail us your request and documentation

BY WIRE             o Wire redemptions are only available if your redemption
                      is for $5,000 or more and you did not decline wire redemption privileges on your account application
                    o Call us with your request (unless you declined
                      telephone redemption privileges on your account application) (See "By Telephone") OR
                    o Mail us your request (See "By Mail")

                                                                          THE
                                                                 [LOGO] ADVOCACY
                                                                         FUND(R)
--------------------------------------------------------------------------------


BY TELEPHONE        o Call us with your request (unless you declined
                      telephone redemption privileges on your account application)

                    o Provide the following information:
                      o Your account number
                      o Exact name(s) in which the account is registered
                      o Additional form of identification
                    o Redemption proceeds will be:
                      o Mailed to you OR
                      o Wired to you (unless you declined wire redemption
                        privileges on your account application) (See "By Wire")

SYSTEMATICALLY      o Complete the systematic withdrawal section of the
                      application
                    o Attach a voided check to your application
                    o Mail us the completed application
                    o Redemption proceeds will be electronically credited to
                      your account at the financial institution identified on your account application

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $250.


SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Fund against fraud, signatures on certain requests must have a signature guarantee. A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public.

         THE
[LOGO] ADVOCACY
        FUND(R)
--------------------------------------------------------------------------------

The Transfer Agent will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

o    Written requests to redeem $100,000 or more

o    Changes to a shareholder's record name

o Redemptions from an account for which the address or account registration has changed within the last 30 days

o Sending redemption and distribution proceeds to any person, address, or financial institution account not on record

o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account

o Adding or changing ACH or wire instructions, telephone redemption or exchange options or any other election in connection with your account

The Transfer Agent reserves the right to require a signature guarantee(s) on all redemptions.

SMALL ACCOUNTS If the value of your account falls below $1,000 ($500 for IRAs or accounts with an established systematic investment plan), the Fund may ask you to increase your balance. If the account value is still below $1,000 ($500 for IRAs or accounts with an established systematic investment plan) after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.


REDEMPTIONS IN KIND The Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect the Fund's operations (for example, if it represents more than 1% of the Fund's assets).

LOST ACCOUNTS The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

                                                                          THE
                                                                 [LOGO] ADVOCACY
                                                                         FUND(R)
--------------------------------------------------------------------------------

EXCHANGE PRIVILEGES


You may exchange your shares of the Fund for shares of another fund of the Trust by telephone or in writing. For a list of funds available for exchange, you may call the Transfer Agent. If you exchange into a fund that imposes a sales charge, you will have to pay that fund's sales charge at the time of exchange. Because exchanges are a sale and purchase of shares, they may have tax consequences.


REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address, and taxpayer ID number). There is currently no limit on exchanges, but the Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.


HOW TO EXCHANGE
--------------------------------------------------------------------------------
BY MAIL             o Prepare a written request including:
                      o Your name(s) and signature(s)
                      o Your account number
                      o The names of each fund you are exchanging
                      o The dollar amount or number of shares you want to sell
                        (and exchange)
                    o Open a new account and complete an account application
                      if you are requesting different shareholder privileges
                    o Obtain a signature guarantee, if required
                    o Mail us your request and documentation

BY TELEPHONE        o Call us with your request (unless you declined
                      telephone redemption privileges on your account application)
                    o Provide the following information:
                      o Your account number
                      o Exact name(s) in which account is registered
                      o Additional form of identification


RETIREMENT ACCOUNTS

The Fund offers IRA accounts, including traditional and Roth IRAs. The Fund may also be appropriate for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

         THE
[LOGO] ADVOCACY
        FUND(R)
--------------------------------------------------------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTIONS

The Fund distributes its net investment income quarterly and net capital gain at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES


The Fund generally intends to operate in a manner such that it will not be liable for Federal income or excise taxes.

The Fund's distributions of net income (including short-term capital gain) are taxable to you as ordinary income. The Fund's distributions of long-term capital gain are taxable to you as long-term capital gain regardless of how long you have held your Fund shares. Generally, the Fund's distributions will consist primarily of long-term capital gain. Distributions also may be subject to certain state and local taxes.

If you buy shares shortly before the Fund makes a distribution, a portion of the distribution you receive may be taxable to you even though it represents a portion of the purchase price you paid for the shares.

Your sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes. You will recognize a gain or loss on such transaction equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares. Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange.



For further information about the tax effects of investing in the Fund, including state, local, and foreign tax matters, please see the Statement of Additional Information and consult your tax adviser.

                                                                          THE
                                                                 [LOGO] ADVOCACY
                                                                         FUND(R)
--------------------------------------------------------------------------------

ORGANIZATION

The Trust is a Delaware business trust. The Fund does not expect to hold shareholders' meetings unless required by Federal and Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for the Fund). From time to time, large shareholders may control the Fund or the Trust.

         THE
[LOGO] ADVOCACY
        FUND(R)
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table is intended to help you understand the Fund's financial performance. Total return in the table represents the rate an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all distributions). This information has been audited by Deloitte & Touche LLP. The Fund's financial statements and the auditor' report are included in the Annual Report dated June 30, 2002, which is available upon request, without charge.

                                                                      YEAR ENDED          PERIOD ENDED
                                                                    JUNE 30, 2002        JUNE 30, 2001(1)
SELECTED DATA FOR A SINGLE SHARE

Beginning Net Asset Value Per Share                                     $7.57                $10.00
                                                                 ------------------------------------------
Income from Investment Operations:
     Net investment loss                                                (0.02)                (0.01)
     Net realized and unrealized loss                                   (1.44)                (2.42)
                                                                 ------------------------------------------
Total from Investment Operations                                        (1.46)                (2.43)
                                                                 ------------------------------------------
Ending Net Asset Value Per Share                                        $6.11                 $7.57
                                                                 ------------------------------------------
OTHER INFORMATION

Ratios to Average Net Assets:
     Expenses including reimbursement/
     waivers of fees                                                     1.50%                 1.50%(2)
     Expenses excluding reimbursement/
     waivers of fees                                                     9.66%                29.03%(2)
     Net Investment loss including
     reimbursement/waivers of fees                                      (0.36)%               (0.27)%(2)
Total Return                                                           (19.29)%              (24.30)%
Portfolio Turnover Rate                                                    34%                   24%
Net Assets at end of Period (in thousands)                              $1,770               $1,292

(1)  The Fund commenced operations on September 1, 2000.
(2)  Annualized

         THE                            The Advocacy Fund
[LOGO] ADVOCACY                         Two Portland Square
        FUND(R)                         Portland, Maine 04101
                                        800-448-0974
                                        www.advocacyfund.com

ADVISER
Trillium Asset Management Corporation
711 Atlantic Avenue
Boston, Massachusetts 02111
800-548-5684

FOR MORE INFORMATION
--------------------------------------------------------------------------------

ANNUAL/SEMI ANNUAL REPORTS
Additional information about the Fund's investments is contained in the Fund's annual/semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI")
The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus.

CONTACTING THE FUND
You can get free copies of the annual/semi-annual reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

  Forum Shareholder Services, LLC
  P.O. Box 446
  Portland, Maine 04112
  800-448-0974 (toll free)
  E-mail address: advocacy-fund@forum-financial.com

SECURITIES AND EXCHANGE COMMISSION INFORMATION
You can also review the Fund's annual/semi-annual reports, the SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You can get copies of this information, for a fee, by e-mailing or writing to:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102
  E-mail address: publicinfo@sec.gov

Fund information, including copies of the annual/semi-annual reports and the SAI is available from the SEC's Web site at www.sec.gov.

Investment Company Act File No. 811-3023

--------------------------------------------------------------------------------
                                                DF DENT
                                                PREMIER
                                               GROWTH FUND
--------------------------------------------------------------------------------


                                               PROSPECTUS


                                               November 1, 2002







DF Dent Premier Growth Fund seeks long-term capital appreciation by investing primarily in equity securities of domestic companies. You may pur- chase Fund shares without a sales charge and the Fund does not incur Rule 12b-1 (distribution) fees.



The Securities and Exchange Commission has not approved or disapproved the Fund's shares or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


--------------------------------------------------------------------------------
                                                DF DENT
                                                AND COMPANY, INC.
                                                ----------------
                                                INVESTMENT COUNSEL
                                                2 PORTLAND SQUARE
                                                PORTLAND, MAINE 04101
                                                (866) 2DF-DENT (TOLL FREE)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     DF DENT PREMIER GROWTH FUND
--------------------------------------------------------------------------------

TABLE OF CONTENTS



RISK/RETURN SUMMARY                                                       2

        Investment Objective                                              2

        Principal Investment Strategies                                   2

        Principal Risks of Investing in the Fund                          3

        Who May Want to Invest in the Fund                                4

PERFORMANCE                                                               5

FEE TABLE                                                                 6

MANAGEMENT                                                                7

YOUR ACCOUNT                                                              9

        How to Contact the Fund                                           9

        General Information                                               9

        Buying Shares                                                    10

        Selling Shares                                                   14

        Exchange Privileges                                              16

        Retirement Accounts                                              17

OTHER INFORMATION                                                        18

FINANCIAL HIGHLIGHTS                                                     19

--------------------------------------------------------------------------------
DF DENT PREMIER GROWTH FUND
--------------------------------------------------------------------------------


RISK/RETURN SUMMARY


[Margin Callout: CONCEPTS TO UNDERSTAND

COMMON STOCK means an equity or ownership interest in a company.

EQUITY SECURITY means a security such as a common stock, preferred stock, or convertible security that represents an ownership interest in a company.

DEBT SECURITY means a security such as a bond or note that obligates the issuer to pay the security owner a specified sum of money (interest) at set intervals as well as to repay the principal amount of the security at its maturity.

PREFERRED STOCK means a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

CONVERTIBLE SECURITY means debt securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities rank senior to common stock in a company's capital structure but are usually subordinate to comparable nonconvertible securities.

MARKET CAPITALIZATION means the value of a company's common stock in the stock market. ]

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in equity securities of domestic companies that possess superior long-term growth characteristics and that have strong, sustainable earnings prospects and reasonably valued stock prices. The Fund may also invest in companies that do not have particularly strong earnings histories but do have other attributes that may contribute to accelerated growth in the foreseeable future. The Fund primarily invests in medium and large size domestic companies. If the Fund is not invested primarily in medium and large size domestic companies, due to, among other things, changes in the market capitalization of those companies in the Fund's portfolio, the Fund will limit new investments to medium and large size domestic companies. Medium size companies typically have market capitalizations in the range of $1.5 billion to $7 billion. Large companies typically have market capitalizations greater than $7 billion.

The Fund's investment adviser, D.F. Dent and Company, Inc. (the "Adviser"), relies on selecting individual stocks and does not try to predict when the stock market may rise or fall. The Adviser uses in-house research and other sources to conduct analyses of prospective Fund investments.

THE ADVISER'S PROCESSES -- PURCHASING PORTFOLIO SECURITIES The Adviser's process begins with an economic analysis of prospective Fund investments across a range of industries. Strong financial characteristics such as a high return on equity, good profit margins and a strong balance sheet are more important than the absolute size of the company. Emphasis is placed upon companies that have demonstrated the ability to report earnings growth on a consistent basis in varied economic environments. The Adviser then uses fundamental research to identify companies that:

o    Maintain a leading market share in their industry

--------------------------------------------------------------------------------
                                                     DF DENT PREMIER GROWTH FUND
--------------------------------------------------------------------------------


o    Utilize an efficient distribution system

o    Maintain and utilize superior technology

o Exhibit the ability to create markets and expand into new, related fields as markets show signs of maturity

The Adviser plans to hold the investments long term if they continue to satisfy the Fund's investment criteria.

THE ADVISER'S PROCESSES -- SELLING PORTFOLIO SECURITIES The Adviser monitors the companies in the Fund's portfolio to determine if there have been any fundamental changes in the companies. The Adviser may sell a stock if:

o    It subsequently fails to meet the Adviser's initial investment criteria

o It becomes overvalued relative to the long-term expectation for the stock price

o    Changes  in  economic  conditions  or  industry   fundamentals  affect  the
     company's financial outlook

The Adviser may also change the weighting in a stock if it becomes an excessively large position within the Fund due to appreciation.

TEMPORARY DEFENSIVE POSITION In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position by reducing equities and/or increasing investments in short-term fixed income securities. The Fund may also invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments. During such times, the Fund may not be pursuing its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND


GENERAL RISKS An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities due to stock market fluctuations. The market value of securities in which the Fund invests is based on the market's perception of value and is not necessarily an objective measure of the securities' value. There is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not by itself a complete and balanced investment program. Investing in equity securities with different capitalizations may, however, be important for investors seeking a diversified portfolio, particularly long-term investors able to tolerate short-term fluctuations in the value of their investments.

You could lose money on your investment in the Fund, or the Fund could underperform other investments, if any of the following occur:

o The stock market does not recognize the growth potential or value of the stocks in the Fund's portfolio


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DF DENT PREMIER GROWTH FUND
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o    A decline in investor demand for growth stocks

o There is a deceleration in the expected growth rate of the companies in which the Fund invests

o The Adviser's judgment as to the growth potential or value of a stock proves to be wrong

o    The stock market goes down


SPECIFIC RISKS OF MEDIUM SIZE COMPANIES Because investing in medium size companies can have more risk than investing in larger, more established companies, an investment in the Fund may have the following additional risks:

o Analysts and other investors typically follow these companies less actively and, therefore, information about these companies is not always readily available

o Securities of many medium size companies may be traded in the over-the-counter markets or on regional securities exchanges potentially making them thinly traded, less liquid and their prices more volatile than the prices of the securities of larger companies

o Changes in the value of medium size company stocks may not mirror the fluctuation of the general market

o More limited product lines, markets and financial resources make these companies more susceptible to economic or market setbacks

For these and other reasons, the prices of securities of medium size companies can fluctuate more significantly than the securities of larger companies. The smaller the company, the greater effect these risks may have on that company's operations and performance. As a result, an investment in the Fund may exhibit a higher degree of volatility than the general domestic securities market.

WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for you if you:

o    Are willing to tolerate significant changes in the value of your investment

o    Are pursuing a long-term goal, and

o    Are willing to accept higher short-term risk

The Fund may NOT be appropriate for you if you:

o Want an investment that pursues market trends or focuses only on particular sectors or industries

o    Need regular income or stability of principal, or

o    Are pursuing a short-term goal or investing emergency reserves


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                                                     DF DENT PREMIER GROWTH FUND
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PERFORMANCE


Performance   information  is  not  provided  because  the  Fund  has  not  been operational for a full calendar year.



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FEE TABLES

The following table describes the various fees and expenses that you will bear if you invest in the Fund. The Fund does not have any shareholder fees that are fees paid directly from your investment.


ANNUAL FUND OPERATING EXPENSES(1) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

 Management Fees                                                       1.00%

 Other Expenses                                                        2.25%

 TOTAL ANNUAL FUND OPERATING EXPENSES                                  3.25%

 Fee Waiver and Expense Reimbursement (2)                              2.00%

 NET EXPENSES                                                          1.25%

(1)   Based on amounts for the Fund's fiscal year ended June 30, 2002.
(2) The Adviser has contractually agreed to waive a portion of its fees and reimburse certain expenses through October 31, 2003.


EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund and then redeem all of your shares at the end of the period. The example also assumes that your investment has a 5% annual return, that the Fund's total annual fund operating expenses and net expenses remain as stated in the table above and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:


   1 YEAR(1)         3 YEARS              5 YEARS                10 YEARS
     $127              $814               $1,526                  $3,415

(1)  The  costs  for  1  Year  take  into   account   fee  waivers  and  expense
     reimbursements.



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                                                     DF DENT PREMIER GROWTH FUND
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MANAGEMENT

The Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company (mutual fund). The business of the Trust and the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the Statement of Additional Information ("SAI").

THE ADVISER


The Adviser is D.F. Dent and Company, Inc., 2 East Read Street, Baltimore, Maryland 21202. The Adviser is currently a privately owned corporation controlled by Daniel F. Dent. The Adviser has provided investment advisory and management services to clients since 1976. The Fund is the first mutual fund for which the Adviser has provided investment advisory services.

Subject to the general control of the Board, the Adviser makes investment decisions for the Fund. The Adviser receives an annual advisory fee of 1.00% of the average daily net assets of the Fund. For the fiscal year ended June 30, 2002, the Adviser waived its entire fee. The Adviser has contractually agreed to waive a portion of its fee and reimburse certain expenses so that total annual operating expenses do not exceed 1.25% of the Fund's average daily net assets through October 31, 2003.

As of September 30, 2002,  the Adviser and its affiliates  had  approximately  $
1.27 billion of assets under management.


PORTFOLIO MANAGER


DANIEL F. DENT, Founder and President of the Adviser since 1976, is primarily responsible for the day-to-day management of the Fund. Mr. Dent has more than 30 years of experience in the investment industry. While Mr. Dent is primarily responsible for the day-to-day management of the Fund, he consults with members of the Adviser's senior management team including Sutherland Ellwood, Linda McCleary and Thomas O'Neil, Jr., as well as research from Matthew F. Dent, Research Associate.


OTHER SERVICE PROVIDERS


Forum Financial Group, LLC and its affiliates (collectively "Forum") provide services to the Fund. As of September 30, 2002, Forum provided services to investment companies and collective investment funds with assets of approximately $111 billion.


Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of the Fund. The distributor acts as the representative of the Trust in connection with the offering of the Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions  through which  investors may


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DF DENT PREMIER GROWTH FUND
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purchase or redeem  shares and may, at its own expense,  compensate  persons who provide services in connection with the sale or expected sale of the Fund's shares.

Forum Administrative Services, LLC ("FAdS") provides administrative services to the Fund, Forum Accounting Services, LLC is the Fund's fund accountant, Forum Shareholder Services, LLC (the "Transfer Agent") is the Fund's transfer agent, and Forum Trust, LLC is the Fund's custodian.

FUND EXPENSES

The Fund pays for its own expenses. The Fund's expenses are comprised of its own expenses as well as Trust expenses that are allocated among the Fund and the other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and reimburse certain expenses of the Fund. Any fee waiver or expense reimbursement increases investment performance of the Fund for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

The Adviser has undertaken to waive a portion of its fees and reimburse Fund expenses in order to limit total operating expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) to 1.25% of the Fund's average daily net assets.


8
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                                                     DF DENT PREMIER GROWTH FUND
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YOUR ACCOUNT


[CALLOUT BOX:

HOW TO CONTACT THE FUND

WRITE TO US AT:
     DF Dent Premier Growth Fund
     P.O. Box 446
     Portland, Maine 04112

OVERNIGHT ADDRESS:
     DF Dent Premier Growth Fund
     Two Portland Square
     Portland, Maine 04101

TELEPHONE US AT:
     (866) 2DF-DENT (toll free) or
     (866) 233-3368
     (207) 879-0001

E-MAIL US AT:
     DF-Dent@forum-financial.com

WIRE INVESTMENTS (OR ACH
PAYMENTS) TO:

     Deutsche Bank Trust
     Company Americas
     New York, New York
     ABA #021001033

     FOR CREDIT TO:
     Forum Shareholder Services, LLC
     Account # 01-465-547
     DF Dent Premier Growth Fund
     (Your Name)
     (Your Account Number) ]

GENERAL INFORMATION


You may purchase or sell (redeem) the Fund's shares on each weekday that the New York Stock Exchange is open. Under unusual circumstances, the Fund may accept and process orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.

You may purchase or sell (redeem) Fund's shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form (as described in this Prospectus on pages 10 through 17). For instance, if the Transfer Agent receives your purchase request in proper form after 4:00 p.m., Eastern time, your transaction will be priced at the next business day's NAV. The Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.


The Fund does not issue share certificates.

If you purchase shares directly from the Fund, you will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.


The Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege, including systematic investments and withdrawals, wire redemption privileges and exchange privileges.

WHEN AND HOW NAV IS DETERMINED The Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed. Under unusual circumstances, the Fund may accept and process orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers. The time at which NAV is calculated may change in case of an emergency.

The Fund's NAV is determined by taking the market value of the Fund's total assets, subtracting the Fund's liabilities and then dividing the result (net assets) by the number of shares outstanding of the Fund. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available, the Fund values securities at fair value pursuant to procedures adopted by the Board.


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TRANSACTIONS  THROUGH  THIRD  PARTIES  If you  invest  through a broker or other financial institution, the policies and fees charged by that institution may be different than those of the Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.


BUYING SHARES


HOW TO MAKE PAYMENTS All investments must be made by check, ACH or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check). The Fund does not accept purchases made by credit card check.


         CHECKS For individual, sole proprietorship, joint, Uniform Gift to Minors Act ("UGMA") or Uniform Transfer to Minors Act ("UTMA") accounts, the check must be made payable to "DF Dent Premier Growth Fund" or to one or more owners of the account and endorsed to "DF Dent Premier Growth Fund." For all other accounts, the check must be made payable on its face to "DF Dent Premier Growth Fund."

         ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks.

         WIRES Instruct your financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.


MINIMUM INVESTMENTS The Fund accepts investments in the following minimum amounts:

                                           MINIMUM INITIAL    MINIMUM ADDITIONAL
                                             INVESTMENT           INVESTMENT
Standard Accounts                             $500,000              $2,000
Traditional and Roth IRA Accounts             $100,000              $1,000
Accounts with Systematic Investment Plans     $250,000              $1,000


10
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                                                     DF DENT PREMIER GROWTH FUND
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
ACCOUNT REQUIREMENTS

          TYPE OF ACCOUNT                                                   REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT                     o   Instructions must be signed by all persons
ACCOUNTS                                                          required to sign  exactly as their names appear
Individual accounts are owned by one person,                      on the account
as are sole proprietorship  accounts. Joint
accounts have two or more owners  (tenants)

GIFTS OR TRANSFERS TO A MINOR                                 o   Depending  on  state  laws,  you can set up a
(UGMA,  UTMA)                                                     custodial account under UGMA or UTMA
These custodial accounts provide a way to                     o   The custodian must sign instructions in a
give money to a child and obtain tax benefits                     manner indicating custodial capacity

BUSINESS ENTITIES                                             o   Submit a secretary's (or similar) certificate
                                                                  covering incumbency and authority

TRUSTS                                                        o   The trust must be established before an account can
                                                                  be opened
                                                              o   Provide the first and signature pages from the
                                                                  trust documents identifying the trustees



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INVESTMENT PROCEDURES

              HOW TO OPEN AN ACCOUNT                                    HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                      BY CHECK

o   Call or write us for an account application               o   Fill out an investment slip from a confirmation or
o   Complete the application (and other required                  write us a letter
    documents)                                                o   Write your account number on your check
o   Mail us your application (and other required              o   Mail us the slip (or your letter) and the check
    documents) and a check

BY WIRE                                                       BY WIRE
o   Call or write us for an account application               o   Call to notify us of your incoming wire
o   Complete the application (and other required              o   Instruct your financial institution to wire your
    documents)                                                    money to us
o   Call us to fax the completed application (and
    other required documents) and we will
    assign you an account number
o   Mail us your original application (and other
    required documents)
o   Instruct your financial institution to wire your
    money to us

BY ACH PAYMENT                                                BY AUTOMATIC INVESTMENT
o   Call or write us for an account application               o   Complete the systematic investment section of
o   Complete the application (and other required                  the application
    documents)                                                o   Attach a voided check to your application
o   Call us to fax the completed application (and             o   Mail us the completed application and voided
    other required documents) and we will                         check
    assign you an account number                              o   We will electronically debit your purchase
o   Mail us your original application (and other                  proceeds from the financial institution account
    required documents)                                           identified on your account application
o   We will electronically debit your purchase
    proceeds from the financial institution account
    identified on your account application



SYSTEMATIC INVESTMENTS You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Systematic investments must be for at least $1,000.


LIMITATIONS ON PURCHASES The Fund reserves the right to refuse any purchase request (including exchange), particularly requests that could adversely affect the Fund or its operations. This includes


12
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                                                     DF DENT PREMIER GROWTH FUND
--------------------------------------------------------------------------------


those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (including two or more substantial redemptions or exchanges out of the Fund followed by substantial repurchases into the Fund within a calendar year).


CANCELED OR FAILED PAYMENTS The Fund accepts checks and ACH transfers at full value subject to collection. If the Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.


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SELLING SHARES

The Fund processes redemption orders promptly. Under normal circumstances, the Fund will send redemption proceeds to you within a week. If the Fund has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until such payment is received, which may be up to 15 calendar days.


                      HOW TO SELL SHARES FROM YOUR ACCOUNT
BY MAIL
o   Prepare a written request including:
    o  Your name(s) and signature(s)
    o  Your account number
    o  The Fund name
    o  The dollar amount or number of shares you want to sell
    o  How and where to send the  redemption  proceeds
o   Obtain a signature  guarantee (if required)
o   Obtain other  documentation  (if required)
o   Mail us your request and  documentation

BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o   Mail us your request (See "By Mail")

BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o   Provide the following information:
    o  Your account number
    o  Exact name(s) in which the account is  registered
    o  Additional  form of identification
o   Redemption proceeds will be:
    o  Mailed to you OR
    o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")

SYSTEMATICALLY
o   Complete the systematic withdrawal section of the application
o   Attach a voided check to your application
o   Mail us your completed application
o Redemption proceeds will be electronically credited to your account at the financial institution identified on your account application



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                                                     DF DENT PREMIER GROWTH FUND
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WIRE  REDEMPTION  PRIVILEGES  You may  redeem  your  shares by wire  unless  you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $500.


SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Fund against fraud, signatures on certain requests must have a signature guarantee. A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. The Transfer Agent will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

o    Written requests to redeem $100,000 or more

o    Changes to a shareholder's record name

o Redemptions from an account for which the address or account registration has changed within the last 30 days

o Sending redemption and distribution proceeds to any person, address or financial institution account not on record

o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account

o Adding or changing ACH or wire instructions, telephone redemption or exchange options, or any other election in connection with your account

The Transfer Agent reserves the right to require a signature guarantee(s) on all redemptions.


SMALL ACCOUNTS If the value of your account falls below $25,000 ($10,000 for IRAs), the Fund may ask you to increase your balance. If the account value is still below $25,000 ($10,000 for IRAs) after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.


REDEMPTIONS IN KIND The Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect the Fund's operations (for example, if it represents more than 1% of the Fund's assets).


LOST   ACCOUNTS  The  Transfer   Agent  will   consider  your  account  lost  if
correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an


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DF DENT PREMIER GROWTH FUND
--------------------------------------------------------------------------------


account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

EXCHANGE PRIVILEGES

You may exchange your shares of the Fund for shares of certain other series of the Trust. For a list of funds available for exchange, you may call the Transfer Agent. If you exchange into a fund that has a sales charge, you will have to pay that fund's sales charge at the time of the exchange. Because exchanges are a sale and purchase of shares, they may have tax consequences.

REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges but the Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                                 HOW TO EXCHANGE
BY MAIL
o   Prepare a written request including:
    o  Your name(s) and signature(s)
    o  Your account number
    o  The names of each fund you are exchanging
    o  The dollar  amount or number of shares you want to sell (and  exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o   Obtain a signature guarantee,  if required
o   Mail us your request and documentation

BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o   Provide the following information:
    o  Your account number
    o  Exact name(s) in which account is registered
    o  Additional form of identification



16
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                                                     DF DENT PREMIER GROWTH FUND
--------------------------------------------------------------------------------


RETIREMENT ACCOUNTS

The Fund offers IRA accounts, including traditional and Roth IRAs. The Fund may also be appropriate for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

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DF DENT PREMIER GROWTH FUND
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OTHER INFORMATION

DISTRIBUTIONS

The Fund distributes its net investment income and net capital gain at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES


The Fund generally intends to operate in a manner such that it will not be liable for Federal income or excise taxes.

The Fund's distributions of net income (including short-term capital gain) are taxable to you as ordinary income. The Fund's distributions of long-term capital gain are taxable to you as long-term capital gain regardless of how long you have held your Fund shares. Generally, the Fund's distributions will consist primarily of capital gains. Distributions may also be subject to certain state and local taxes.

If you buy shares shortly before the Fund makes a distribution, a portion of the distribution you receive may be taxable to you even though it represents a portion of the purchase price you paid for the shares.

Your sale or exchange of Fund shares is a taxable transaction for income tax purposes. You will recognize a gain or loss on such transaction equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares. Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange.

The sale or exchange of Fund shares is a taxable transaction for income tax purposes.


The Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

ORGANIZATION

The Trust is a Delaware business trust. The Fund does not expect to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for the Fund). From time to time, large shareholders may control the Fund or the Trust.

--------------------------------------------------------------------------------
                                                     DF DENT PREMIER GROWTH FUND
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS


The following table is intended to help you understand the Fund's financial performance. Total return in the table represents the rate an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all distributions). This information has been audited by Deloitte & Touche LLP. The Fund's financial statements and the auditor' report are included in the Annual Report dated June 30, 2002, which is available upon request, without charge.

                                                                             PERIOD ENDED
                                                                            JUNE 30, 20021
------------------------------------------------------------------------------------------------
SELECTED DATA FOR A SINGLE SHARE
Beginning Net Asset Value Per Share                                          $10.00
Income from Investment Operations:
     Net investment income (loss)                                             (0.03)
     Net realized and unrealized gain (loss) on investments                   (1.05)
Total from Investment Operations                                              (1.08)
Less Distributions:
     From net investment income                                                  --
     From net realized capital gain                                              --
Total Distributions                                                              --
Ending Net Asset Value Per Share                                              $8.92

OTHER INFORMATION
Ratios to Average Net Assets:
     Expenses including reimbursement/waivers of fees                          1.25%(2)
     Expenses excluding reimbursement/waivers of fees                          3.25%(2)
     Net investment income (loss)                                            (0.47)%(2)
Total Return                                                                (10.80)%
Portfolio Turnover Rate                                                           0%
Net Assets at End of Period (in thousands)                                   $7,490

(1)      The Fund commenced operations on July 16, 2001.
(2)      Annualized.

                              FOR MORE INFORMATION


                           ANNUAL/SEMI-ANNUAL REPORTS
Additional information about the Fund's investments is available in the Fund's annual/semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus.

                               CONTACTING THE FUND
You can get free copies of the annual/semi-annual reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

                           DF Dent Premier Growth Fund
                                  P.O. Box 446
                              Portland, Maine 04112
                           (866) 2DF-DENT (toll free)
                                 (866) 233-3368
                                 (207) 879-0001

                             SECURITIES AND EXCHANGE
                             COMMISSION INFORMATION
You can also review the Fund's annual/semi-annual reports, the SAI, and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. You can get copies of this information, for a fee, by e-mailing or writing to:


                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov

Fund information, including copies of the annual/semi-annual reports and the SAI, is available from the SEC's Web site at www.sec.gov.


                    Investment Company Act File No. 811-3023

                                        [LOGO] TRILLIUM
                                               ASSET MANAGEMENT

                                        STATEMENT OF ADDITIONAL INFORMATION


                                        November 1, 2002







                                        THE
                                        ADVOCACY
FUND INFORMATION:                       FUND
The Advocacy Fund
Two Portland Square
Portland, Maine 04101
800-448-0974
WWW.ADVOCACYFUND.COM

ADVISER:
Trillium Asset Management Corporation
711 Atlantic Avenue
Boston, Massachusetts 02445
800-548-5684

ACCOUNT INFORMATION AND
SHAREHOLDER SERVICES:
Forum Shareholder Services, LLC
P.O. Box 446
Portland, Maine 04112
800-448-0974



This Statement of Additional Information (the "SAI") supplements the Prospectus dated November 1, 2002, as may be amended from time to time, offering shares of The Advocacy Fund (the "Fund"), a separate series of Forum Funds, a registered, open-end management investment company (the "Trust"). This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus without charge by contacting shareholder services at the address or telephone number listed above.

Financial statements for the Fund for the year ended June 30, 2002 are included in the Annual Report to shareholders and are incorporated into this SAI by reference. Copies of the Annual Report may be obtained, without charge, upon request by contacting Forum Shareholder Services, LLC at the address and telephone number listed above.

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

GLOSSARY                                                                       2

INVESTMENT POLICIES AND RISKS                                                  3

INVESTMENT LIMITATIONS                                                         8

PERFORMANCE DATA AND ADVERTISING                                              10

MANAGEMENT                                                                    14

PORTFOLIO TRANSACTIONS                                                        21

PURCHASE AND REDEMPTION INFORMATION                                           24

TAXATION                                                                      25

OTHER MATTERS                                                                 29

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS                               A-1

APPENDIX B - MISCELLANEOUS TABLES                                            B-1

APPENDIX C - PERFORMANCE DATA                                                C-1

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

GLOSSARY
--------------------------------------------------------------------------------

As used in this SAI, the following terms have the meanings listed

     "Adviser" means Trillium Asset Management Corporation.

     "Board" means the Board of Trustees of the Trust.

     "CFTC" means the U.S. Commodity Futures Trading Commission.

     "Code" means the Internal Revenue Code of 1986, as amended.

     "Custodian" means Forum Trust, LLC, the custodian of the Fund's assets.

     "FAcS" means Forum Accounting Services, LLC, the Fund's fund accountant.

     "FAdS" means Forum Administrative Services, LLC, the Fund's administrator of the Fund.


     "Fitch" means Fitch Ratings.


     "FFS" means Forum Fund Services, LLC, the distributor of the Fund's shares.

     "FSS" means Forum Shareholder Services, LLC, the Fund's transfer agent.

     "Fund" means The Advocacy Fund.

     "Moody's" means Moody's Investors Service.

     "NRSRO" means a nationally recognized statistical rating organization.

     "NAV" means net asset value per share.

     "SEC" means the U.S. Securities and Exchange Commission.

     "S&P" means Standard & Poor's, Aa Division of the McGraw Hill Companies.

     "Trust" means Forum Funds.

     "U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     "1933 Act" means the Securities Act of 1933, as amended.

     "1940 Act" means the Investment Company Act of 1940, as amended.

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------

The  Fund  is a  diversified  series  of the  Trust.  The  following  discussion supplements the disclosure in the Prospectus for the Fund's investment strategies and risks. Note that cash maintained in the Fund's portfolio to pay for securities transactions that have yet to settle and/or to reimburse Fund expenses may cause the Fund to temporarily fail to satisfy certain investment parameters. The effect of uninvested cash on the Fund's ability to satisfy certain investment parameters should decrease as Fund assets grow.

1.  COMMON AND PREFERRED STOCK

GENERAL Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

RISKS The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth. If you invest in the Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

2.  CONVERTIBLE SECURITIES

GENERAL Convertible securities include debt securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on a debt security or the dividend on a preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities rank senior to common stock in a company's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities have unique investment characteristics in that they generally: (a) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (b) are less subject to fluctuation in value than the underlying common stock since they have fixed income characteristics and (c) provide the potential for capital appreciation if the market price of the underlying common stock increases. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

RISKS Investment in convertible securities generally entails less risk than an investment in the issuer's common stock. Convertible securities are typically issued by smaller capitalized companies whose stock price may be volatile. Therefore, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

The Fund's investments in preferred and debt securities are subject to credit risk relating to the financial condition of the issuers of the securities that the Fund holds. To limit credit risk, the Fund invests its assets in preferred stock and debt securities that are considered investment grade. Investment grade means rated in the top four long-term rating categories or top two short-term rating categories by an NRSRO, or unrated and determined by the Adviser to be of comparable quality.

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

The lowest long-term ratings that are investment grade for convertible debt securities and preferred stock are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; and for short-term debt, including commercial paper, are "Prime-2" (P-2) in the case of Moody's, "A-2" in the case of S&P and "F-2" in the case of Fitch.

Unrated securities may not be as actively traded as rated securities. The Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt securities, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Fund may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by the Fund, the Adviser will determine whether the Fund should continue to hold the obligation. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

3.  WARRANTS AND STOCK RIGHTS

GENERAL Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer.

RISKS Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise. If the warrant is not exercised within the specified time period, it becomes worthless.

4.  DEPOSITARY RECEIPTS

GENERAL The Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"). ADRs typically are issued by a United States ("U.S.") bank or trust company, evidence ownership of underlying securities issued by a foreign company and are designed for use in U.S. securities markets. The Fund may invest in ADRs in order to obtain exposure to foreign securities markets.

RISKS Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs in a sponsored ADRs. The bank or trust company depositary of an unsponsored ADRs may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored ADRs may be more volatile than the prices of sponsored ADRs.

5.  ILLIQUID AND RESTRICTED SECURITIES

GENERAL The Fund may not acquire securities or invest in repurchase agreements if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in illiquid securities.

The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities include: (a) repurchase agreements not entitling the holder to payment of principal within seven days; (b) purchased over-the-counter options; (c) securities which are not readily marketable; and (d) securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, except as otherwise determined by the Adviser ("restricted securities").

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

DETERMINATION OF LIQUIDITY The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (a) the frequency of trades and quotations for the security; (b) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (c) the willingness of dealers to undertake to make a market in the security; and (d) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are not illiquid.

RISKS Limitations on resale may have an adverse effect on the marketability of a security and the Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. The Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

6.  FOREIGN SECURITIES

The Fund may invest in foreign securities. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; and
(4) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of assets.

Dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to you. Some foreign brokerage commissions and custody fees are higher than those in the United States. Foreign accounting, auditing and financial reporting standards differ from those in the U.S. and, therefore, less information may be available about foreign companies than is available about issuers of comparable U.S. companies. Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than U.S. securities.

Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by the Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the U.S., many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies, and the Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after the Fund's income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

7.  OPTIONS AND FUTURES

GENERAL The Fund may invest in futures contracts on market indices based in whole or in part on securities in which the Fund may invest. The Fund may also purchase or write put and call options on these futures contracts. Options and futures are considered to be derivatives. Use of these instruments is subject to regulation by the SEC, the options and futures exchanges on which futures and options are traded or by the CFTC. The Fund may purchase or sell (write) put and call options to: (a) enhance the Fund's performance; or (b) to hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase. Currently, the Fund has no intention of investing in options or futures for purposes other than hedging. No

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

assurance can be given that any hedging or option income strategy will achieve its intended result. The Fund may purchase or write options on securities in which it may invest or on market indices based in whole or in part on such securities. Options purchased or written by the Fund must be traded on an exchange or over-the-counter.

If the Fund will be financially exposed to another party due to its investments in options or futures, the Fund will maintain either: (a) an offsetting
("covered") position in the underlying security or an offsetting option or futures contract; or (b) cash, receivables and liquid debt securities with a value sufficient at all times to cover its potential obligations. The Fund will comply with SEC guidelines with respect to coverage of these strategies and, if the guidelines require, will set aside cash, liquid debt securities and other permissible assets ("Segregated Assets") in a segregated account with the Custodian in the prescribed amount. Segregated Assets cannot be sold or closed out while the hedging strategy is outstanding, unless the Segregated Assets are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS ON SECURITIES A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security at the exercise price. The amount of a premium received or paid for an option is based upon certain factors, including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates.

OPTIONS ON STOCK INDICES A stock index assigns relative values to the stock included in the index, and the index fluctuates with changes in the market values of the stocks included in the index. Stock index options operate in the same way as the more traditional options on securities except that stock index options are settled exclusively in cash and do not involve delivery of securities. Thus, upon exercise of stock index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the stock index.

OPTIONS ON FUTURES Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

FUTURES CONTRACTS AND INDEX FUTURES CONTRACTS A futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make, delivery of cash, an underlying security or a currency, as called for in the contract, at a specified date and at an agreed upon price. A bond or stock index futures contract involves the delivery of an amount of cash equal to a specified dollar amount times the difference between the bond or stock index value at the close of trading of the contract and at the price designated by the futures contract. No physical delivery of the securities comprising the index is made. Generally, futures contracts are closed out prior to the expiration date of the contracts.

LIMITATIONS ON OPTIONS AND FUTURES TRANSACTIONS The Fund may not buy a put option if the exercise value of all put options written by the Fund would exceed 50% of the Fund's total assets or sell a call option if the exercise value of all call options written by the Fund would exceed the value of the Fund's total assets. The Fund may not purchase any call or put option on a futures contract if the premiums associated with all such options held by the Fund would exceed 5% of the Fund's total assets as of the date the option is purchased.

The Fund may enter into futures contracts only if the aggregate of initial margin deposits for open futures contract positions does not exceed 5% of the Fund's total assets. In addition, the current market value of open futures positions held by the Fund may not exceed 50% of its total assets.

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

RISKS There are certain investment risks associated with options and futures transactions. These risks include: (a) dependence on the Adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (b) imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (c) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Fund invests; and (d) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Fund's ability to limit exposures by closing its positions. The potential loss to the Fund from investing in certain types of futures transactions is unlimited.

Other risks include the inability of the Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund. In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices on related options during a single trading day. The Fund may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price. There is no assurance that a counter-party in an over-the-counter option transaction will be able to perform its obligations. The Fund may invest in various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist. The Fund's activities in the futures and options markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce the Fund's yield.

8.  BORROWING

GENERAL The Fund may borrow money from a bank in amounts up to 33 1/3% of the Fund's total assets for, among other things, the purchase of securities. The Fund will generally borrow money to increase its returns. Typically, if a security purchased with borrowed funds increases in value, the Fund may sell the security, repay the loan and secure a profit.

RISKS The use of borrowing involves special risks, including magnified capital losses. If the Fund buys securities with borrowed funds and the value of the securities declines, the Fund may be required to provide the lender with additional funds or liquidate its position in these securities to continue to secure or repay the loan. The Fund may also be obligated to liquidate other portfolio positions at an inappropriate time in order to pay off the loan or any interest payments associated with the loan.

To the extent that the interest expense involved in a borrowing transaction approaches the net return on the Fund's investment portfolio, the benefit of borrowing will be reduced. If the interest expense due to a borrowing transaction exceeds the net return on the Fund's investment portfolio, the Fund's use of borrowing would result in a lower rate of return than if the Fund did not borrow. The size of any loss incurred by the Fund due to borrowing will depend on the amount borrowed. The greater the percentage borrowed, the greater potential of gain or loss to the Fund.

9.  CORE AND GATEWAY(R)

The Fund may seek to achieve its investment objective by converting to a Core and Gateway(R) structure. A fund operating under a Core and Gateway structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to the Fund's shareholders.

10.  OTHER INVESTMENTS

Although the Fund does not currently plan to invest in securities other than those referenced in the Prospectus and this SAI; it may invest in a variety of other investments.

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

For purposes of all investment policies of the Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of the Fund and the Fund's investment objective cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of the Fund may be changed by the Board without shareholder approval.

1.  FUNDAMENTAL LIMITATIONS

The Fund has adopted the following investment limitations, which are fundamental policies of the Fund:

ISSUANCE OF SENIOR SECURITIES The Fund may not issue senior securities except pursuant to Section 18 of the 1940 Act.

BORROWING MONEY The Fund may not borrow money if, as a result, outstanding borrowings would exceed an amount equal to 33 1/3% of the Fund's total assets.

UNDERWRITING ACTIVITIES The Fund may not underwrite securities issued by other persons except, to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter.

CONCENTRATION The Fund may not purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on: (a) investments in U.S. Government Securities, in repurchase agreements covering U.S. Government Securities, in tax-exempt securities issued by the states, territories or possessions of the U.S. ("municipal securities") or in foreign government securities; or (b) investments in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to
Section 12(d)(1)(A) or (F) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

REAL ESTATE The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities backed by real estate or securities of companies engaged in the real estate business).

COMMODITIES The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

MAKING LOANS The Fund may not make loans to other parties.  For purposes of this
limitation,   entering  into  repurchase  agreements,   lending  securities  and
acquiring any debt security are not deemed to be the making of loans.

DIVERSIFICATION The Fund is "diversified" as that term is defined in the 1940 Act. The Fund may not, with respect to 75% of its assets, purchase a security (other than a U.S. Government Security or security of an investment company) if, as a result: (a) more than 5% of the Fund's total assets would be invested in the securities of a single issuer; or (b) the Fund would own more than 10% of the outstanding voting securities of a single issuer.

2.  NONFUNDAMENTAL LIMITATIONS

The Fund has adopted the following investment limitations, which are not fundamental policies of the Fund:

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

SHORT SALES The Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

PURCHASES ON MARGIN The Fund may not purchase securities on margin, except that the Fund may use short-term credit for the clearance of the Fund's transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

ILLIQUID SECURITIES The Fund may not invest more than 15% of its net assets in illiquid assets such as: (a) securities that cannot be disposed of within seven days at their then-current value; (b) repurchase agreements not entitling the holder to payment of principal within seven days; and (c) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.

BORROWING The Fund may not purchase or otherwise acquire any security if the total of borrowings would exceed 5% of the value of its total assets.

OPTION CONTRACTS The Fund may not invest in options contracts regulated by the CFTC except for: (a) bona fide hedging purposes within the meaning of the rules of the CFTC; and (b) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

The Fund: (a) will not hedge more than 50% of its total assets by buying put options, and writing call options (so called "short positions"); (b) will not buy futures contracts or write put options whose underlying value exceeds 25% of the Fund's total assets; and (c) will not buy call options with a value exceeding 5% of the Fund's total assets.

EXERCISING CONTROL OF ISSUERS The Fund may not make investments for the purpose of exercising control of an issuer. Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

SECURITIES OF INVESTMENT COMPANIES The Fund may not invest in the securities of any investment company except to the extent permitted by the 1940 Act.

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

PERFORMANCE DATA AND ADVERTISING
--------------------------------------------------------------------------------

1.  PERFORMANCE DATA

The Fund may quote  performance  in various ways.  All  performance  information
supplied  in  advertising,  sales  literature,   shareholder  reports  or  other
materials is historical and is not intended to indicate future returns.

The Fund may compare any of its performance information with:

o Data published by independent evaluators such as Morningstar, Inc., Lipper Inc., iMoneyNet, Inc., CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies").

o    The performance of other mutual funds.

o The performance of recognized stock, bond and other indices, including but not limited to the Standard & Poor's 500(R) Index, the Russell 2000(R) Index, the Russell MidcapTM Index, the Russell 1000(R) Index, the Russell 2500(R) Index, the Morgan Stanley - Europe, Australian and Far East Index, the Dow Jones Industrial Average, the Salomon Smith Barney Indices, the Lehman Bond Indices, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph or similar illustration.

Indices are not used in the management of the Fund but rather are standards by which the Fund's Adviser and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

The Fund may refer to: (1) general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

The Fund's performance will fluctuate in response to market conditions and other factors.

2.  PERFORMANCE CALCULATIONS

The Fund's performance is quoted in terms of total return. Table 1 in Appendix C includes performance information for the Fund.


3.  TOTAL RETURN CALCULATIONS

The Fund's total return shows the Fund's overall change in value, including changes in share price, and assumes all of the Fund's distributions are reinvested.

AVERAGE ANNUAL TOTAL RETURN. Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total return, the Fund: (1) determines the growth or decline in value of a hypothetical historical investment over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

Average annual total return before taxes on distributions and/or the sale of Fund shares is calculated according to the following formula:

         P(1+T)n = ERV

         Where:
                  P        =        a hypothetical initial payment of $1,000
                  T        =        average annual total return
                  n        =        number of years
                  ERV      =        ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period


                                       10


                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

Average annual total return, after taxes on distributions, but before taxes on the sale of Fund shares, is calculated according to the following formula:

         P (1 + T)n  =  ATV[D]

         Where:
                  P =               hypothetical initial payment of $1,000;
                  T =               average annual total return (after taxes on distributions);
                  n =               period covered by the computation, expressed in years.
                  ATV[D] =          ending value of a hypothetical $1,000 payment made at the beginning of the 1-,
                                    5- or 10-year (or other) periods at the end of the applicable period (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.

The Fund calculates taxes due on any distributions using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions
(e.g., ordinary income rate for ordinary income distributions, ordinary income tax rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of each distribution will be as specified by the Fund on the dividend declaration date, unless adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact of the distribution on an individual taxpayer on the reinvestment date. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Note that the required tax rates may vary over the measurement period.

Average annual total return, after taxes on distributions and sale of Fund shares, is calculated according to the following formula:

         P (1 + T)n  =  ATV[DR]

         Where:

                  P =               hypothetical initial payment of $1,000;
                  T =               average annual total return (after taxes on distributions and sale of Fund shares);
                  n =               period covered by the computation, expressed in years.
                  ATV[DR] =         ending value of a hypothetical $1,000 payment made at the beginning of the 1-,
                                    5- or 10-year (or other) periods at the end of the applicable period (or fractional portion), after taxes on fund distributions and sale of Fund shares.

The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and for shares acquired through reinvested dividends. The
Fund does not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character is determined by the length of the measurement period in the case of the initial
$1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

The Fund calculates capital gain taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The Fund assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

OTHER MEASURES OF TOTAL RETURN. Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods. For instance, the Fund may quote unaveraged or cumulative total returns, which reflect the Fund's performance over a stated period of time.
Moreover,  total returns may be stated in their components of income and capital
(including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.

Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period.



                                       11


                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------


Period total return, without considering taxes on distributions or on sales of Fund shares, is calculated according to the following formula:

         PT = (ERV/P-1)

         Where:
                  PT       =        period total return
                  The other definitions are the same as in average annual total return before taxes on distributions and/or sale of Fund shares described above

Because average annual returns tend to smooth out variations in the Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results.


4.  OTHER MATTERS

The Fund may also include various information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; (for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively); (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar-cost averaging; (6) biographical descriptions of the Fund's portfolio managers and the portfolio management staff of the Fund's Adviser, summaries of the views of the portfolio managers with respect to the financial markets, or descriptions of the nature of the Adviser's and its staff's management techniques; (7) the results of a hypothetical investment in the Fund over a given number of years, including the amount that the investment would be at the end of the period; (8) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (9) the net asset value, net assets or number of shareholders of the Fund as of one or more dates; and (10) a comparison of the Fund's operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies and the manner of calculating and reporting performance.

As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase in $90) and $1,118 at the end of the second year (an increase in $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. These examples are for illustrative purposes only and are not indicative of the Fund's performance.

The Fund may advertise information regarding the effects of automatic investment and systematic withdrawal plans, including the principle of dollar-cost averaging. In a dollar-cost averaging program, an investor invests a fixed dollar amount in the Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not insure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month for a period of six months in the Fund, the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

------------ --------------------------------- ---------------------------------- ----------------------------------
PERIOD            SYSTEMATIC INVESTMENT                   SHARE PRICE                     SHARES PURCHASED
------------ --------------------------------- ---------------------------------- ----------------------------------
     1                     $100.00                             $10.00                           10.00
------------ --------------------------------- ---------------------------------- ----------------------------------
     2                     $100.00                             $12.00                            8.33
------------ --------------------------------- ---------------------------------- ----------------------------------
     3                     $100.00                             $15.00                            6.67
------------ --------------------------------- ---------------------------------- ----------------------------------
     4                     $100.00                             $20.00                            5.00
------------ --------------------------------- ---------------------------------- ----------------------------------
     5                     $100.00                             $18.00                            5.56
------------ --------------------------------- ---------------------------------- ----------------------------------
     6                     $100.00                             $16.00                            6.25
------------ --------------------------------- ---------------------------------- ----------------------------------
             TOTAL                             AVERAGE                            TOTAL
             INVESTED     $600.00              PRICE             $15.17           SHARES       41.81
------------ --------------------------------- ---------------------------------- ----------------------------------

In connection with its advertisements, the Fund may provide "shareholder's letters" that serve to provide shareholders or investors with an introduction into the Fund's, the Trust's or any of the Trust's service provider's policies or business practices.

The Adviser's social mission is symbolized by a trillium. The trillium, a member of the lily family, is a three-petal flower that grows best in rich, shady undisturbed forest. All its parts, from sepals to leaves, grow in groups of three. A trillium takes four to seven years to evolve from seed to flower. The trillium symbolizes the weaving together of the three elements of sustainability: Ecology (or a healthy environment), Equity (or social justice) and Economy (or healthy commerce). The Adviser is a majority employee and women-owned firm guided by the belief that investing can return a profit to the investor, while also promoting social and economic justice.

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------


MANAGEMENT
--------------------------------------------------------------------------------

1.  TRUSTEES AND OFFICERS


The Trustees and officers are responsible for managing the Fund's affairs and for exercising the Fund's powers except those reserved for the shareholders and those assigned to the Adviser or other service providers. The names of the Trustees and officers of the Trust, date of birth, their position with the Trust, length of time serving the Trust, address and principal occupations during the past five years are set forth below. For the Trustees, information concerning the number of portfolios in the fund complex overseen by the Trustee and other Trusteeships held by the Trustee is also included. The fund complex includes four other investment companies for which the Forum Financial Group, LLC group of companies provide services.

------------------------------ ----------- ----------- ------------------------------- -------------- -------------------
                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                                                                          IN FUND           OTHER
                                POSITION    LENGTH OF  PRINCIPAL OCCUPATION(S) DURING     COMPLEX     TRUSTEESHIPS HELD
            NAME,               WITH THE      TIME              PAST 5 YEARS            OVERSEEN BY      BY TRUSTEES
       AGE AND ADDRESS           TRUST      SERVED 2                                      TRUSTEE
------------------------------ ----------- ----------- ------------------------------- -------------- -------------------
INTERESTED TRUSTEE
------------------------------ ----------- ----------- ------------------------------- -------------- -------------------
John Y. Keffer 1               Chairman    1989-       Member and Director, Forum      29             Chairman/
Born:  July 15, 1942           President   Present     Financial Group, LLC (a                        President,
Two Portland Square                                    mutual fund services holding                   Monarch Funds
Portland, ME 04101                                     company)
                                                       Director, various affiliates
                                                       of Forum Financial Group, LLC
                                                       including Forum Fund
                                                       Services, LLC (Trust's
                                                       underwriter)
                                                       Chairman/President of two
                                                       other investment companies
                                                       within the fund complex.
------------------------------ ----------- ----------- ------------------------------- -------------- -------------------

1    John  Y.   Keffer   indirectly   controls   the   entities   that   provide
     administration,   distribution,   fund  accounting,   transfer  agency  and
     custodial services to the Trust. Mr. Keffer also indirectly  controls Forum
     Investment Advisors, LLC, the investment adviser to certain Trust series.

2 Each Trustee and Officer holds office until he or she resigns, is removed or a successor is elected and qualified.


                                       14


                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

------------------------------ ----------- ----------- ------------------------------- -------------- -------------------
                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                                                                          IN FUND           OTHER
                                POSITION    LENGTH OF  PRINCIPAL OCCUPATION(S) DURING     COMPLEX     TRUSTEESHIPS HELD
            NAME,               WITH THE      TIME              PAST 5 YEARS            OVERSEEN BY      BY TRUSTEES
       AGE AND ADDRESS           TRUST      SERVED 2                                      TRUSTEE
------------------------------ ----------- ----------- ------------------------------- -------------- -------------------
DISINTERESTED TRUSTEES
------------------------------ ----------- ----------- -------------------------------- -------------- ------------------
Costas Azariadis               Trustee     1989-       Professor of Economics,          27             None
Born:  February 15, 1943                   Present     University of California-Los
Department of Economics                                Angeles
University of California                               Visiting Professor of
Los Angeles, CA 90024                                  Economics, Athens University
                                                       of Economics and Business 1998
                                                       - 1999
                                                       Trustee of one other
                                                       investment company within the
                                                       fund complex
------------------------------ ----------- ----------- -------------------------------- -------------- ------------------
James C. Cheng                 Trustee     1989-       President, Technology            27             None
Born:  July 26, 1942                       Present     Marketing Associates
27 Temple Street                                       (marketing company for small
Belmont, MA 02718                                      and medium sized businesses in
                                                       New England)
                                                       Trustee of one other
                                                       investment company within the
                                                       fund complex
------------------------------ ----------- ----------- -------------------------------- -------------- ------------------
J. Michael Parish              Trustee     1989-       Partner, Wolfe, Block, Schorr    27             None
Born:  November 9, 1943                    Present     and Solis-Cohen LLP (law firm)
250 Park Avenue                                        since 2002
New York, NY 10177                                     Partner, Thelen Reid & Priest
                                                       LLP (law firm) from 1995
                                                       - 2002 Trustee of one
                                                       other investment company
                                                       within the fund complex
------------------------------ ----------- ----------- -------------------------------- -------------- ------------------
         OFFICERS
------------------------------ ----------- ----------- -------------------------------- -------------- ------------------
Thomas G. Sheehan              Vice        2000-       Director of Business             N/A            N/A
Born:  July 15, 1954           President/  Present     Development, Forum Financial
Two Portland Square            Assistant               Group, LLC since 2001
Portland, ME 04101             Secretary               Managing Director and Counsel,
                                                       Forum  Financial   Group,
                                                       LLC from 1993 to 2001
                                                       Vice President of one
                                                       other investment company
                                                       within the fund complex
------------------------------ ----------- ----------- -------------------------------- -------------- ------------------
Lisa J. Weymouth               Vice        2001-       Director and Manager, Forum      N/A            N/A
Born:  May 4, 1968             President/  Present     Shareholder Services, LLC
Two Portland Square            Assistant               (transfer agent)
Portland, Maine  04101         Secretary               Director, Forum
                                                       Administrative Services, LLC
                                                       (mutual fund administrator)
                                                       since 2001
------------------------------ ----------- ----------- -------------------------------- -------------- ------------------

2 Each Trustee and Officer holds office until he or she resigns, is removed or a successor is elected and qualified.


                                       15


                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

------------------------------ ----------- ----------- ------------------------------- -------------- -------------------
                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                                                                          IN FUND           OTHER
                                POSITION    LENGTH OF  PRINCIPAL OCCUPATION(S) DURING     COMPLEX     TRUSTEESHIPS HELD
            NAME,               WITH THE      TIME              PAST 5 YEARS            OVERSEEN BY      BY TRUSTEES
       AGE AND ADDRESS           TRUST      SERVED 2                                      TRUSTEE
------------------------------ ----------- ----------- ------------------------------- -------------- -------------------
     OFFICERS (CONTINUED)
------------------------------ ----------- ----------- ------------------------------- -------------- -------------------
Stacey A. Hong                 Treasurer   2002-       Director, Forum Accounting      N/A            N/A
Born:  May 10, 1966                        Present     Services, LLC since 1992
Two Portland Square                                    Treasurer of four other
Portland, ME 04101                                     investment companies within
                                                       the fund complex
------------------------------ ----------- ----------- ------------------------------- -------------- -------------------
Leslie K. Klenk                Secretary   1998-       Counsel, Forum Financial        N/A            N/A
Born:  August 24, 1964                     Present     Group, LLC since 1998
Two Portland Square                                    Associate General Counsel,
Portland, ME 04101                                     Smith Barney Inc. (brokerage
                                                       firm) 1993 - 1998
                                                       Secretary of one other
                                                       investment company within the
                                                       fund complex
------------------------------ ----------- ----------- ------------------------------- -------------- -------------------

2    Each Trustee and Officer holds office until he or she resigns, is removed or a successor is elected and qualified.

2.  TRUSTEE OWNERSHIP IN THE SAME FAMILY OF FUNDS

----------------------------------------- --------------------------------------- ---------------------------------------
                                                                                   AGGREGATE DOLLAR RANGE OF OWNERSHIP
                                                                                   AS OF DECEMBER 31, 2001 IN ALL FUNDS
                                           DOLLAR RANGE OF BENEFICIAL OWNERSHIP      OVERSEEN BY TRUSTEE IN THE SAME
                TRUSTEES                               IN THE FUND                    FAMILY OF INVESTMENT COMPANIES
----------------------------------------- --------------------------------------- ---------------------------------------
INTERESTED TRUSTEES
----------------------------------------- --------------------------------------- ---------------------------------------
John Y. Keffer                                             None                              $10,001-$50,000
----------------------------------------- --------------------------------------- ---------------------------------------
DISINTERESTED TRUSTEES
----------------------------------------- --------------------------------------- ---------------------------------------
Costas Azariadis                                           None                                    None
----------------------------------------- --------------------------------------- ---------------------------------------
James C. Cheng                                             None                                    None
----------------------------------------- --------------------------------------- ---------------------------------------
J. Michael Parish                                          None                                    None
----------------------------------------- --------------------------------------- ---------------------------------------

3.  OWNERSHIP OF SECURITIES OF THE ADVISER AND RELATED COMPANIES

As of December 31, 2001, no Disinterested Trustee or any of his immediate family members owned beneficially or of record securities of any Trust investment adviser, its principal underwriter, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with any Trust investment adviser or principal underwriter.

4.  INFORMATION CONCERNING TRUST COMMITTEES

AUDIT COMMITTEE. The Trust's Audit Committee consists of Messrs. Cheng, Parish, and Azariadis, constituting all of the Trust's Disinterested Trustees. Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. It also makes recommendations to the Board as to the selection of the independent public accountants, reviews the methods, scope, and result of the audits and audit fees charged, and reviews the Trust's internal accounting procedures and controls. During the fiscal year ended June 30, 2002, the Audit Committee did not meet.

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------


NOMINATING COMMITTEE. The Trust's Nominating Committee, which meets when necessary, consists of Messrs. Cheng, Parish, and Azariadis, constituting all of the Trust's Disinterested Trustees. Pursuant to a charter adopted by the Board, the Nominating Committee is charged with the duty of nominating all Disinterested Trustees and committee members, and presenting these nominations to the Board. During the fiscal year ended June 30, 2002, the Nominating Committee did not meet.

VALUATION COMMITTEE. The Trust's Valuation Committee consists of Messrs. Keffer and Cheng, any two officers of the Trust, and a senior representative of the Trust's investment adviser for the Trust's series requiring valuation. Pursuant to a charter adopted by the Board, the Valuation Committee reviews and provides advice regarding the Trust's policies and procedures for determining net asset value per share of the Trust's series. The Valuation Committee also produces fair value determinations for securities maintained in the portfolios of the Trust's series consistent with valuation procedures approved by the Board. The Valuation committee meets when necessary and, during the fiscal year ended June 30, 2002, met two times.

5.  COMPENSATION OF TRUSTEES AND OFFICERS

Each Trustee of the Trust is paid a quarterly retainer fee of $1,500 for his service to the Trust. In addition, each Trustee is paid a fee of $750 for each Board meeting attended (whether in person or by electronic communication). Trustees are also reimbursed for travel and related expenses incurred in attending Board meetings. Mr. Keffer receives no compensation (other than reimbursement for travel and related expenses) for his service as Trustee of the Trust. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.

The following table sets forth the fees paid to each Trustee by the Trust and the fund complex, which includes all series of the Trust and four other investment companies for which Forum Financial Group, LLC provides services, for the fiscal year ended June 30, 2002.


----------------------------------------------------------------------------------------------------------------------
                                                                                                  TOTAL COMPENSATION
                               COMPENSATION                                                         FROM TRUST AND
         TRUSTEE                FROM FUND               BENEFITS              RETIREMENT             FUND COMPLEX
------------------------- ---------------------- ---------------------- ---------------------- ----------------------
John Y. Keffer                     $0                     $0                     $0                     $ 0
------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Costas Azariadis                   $6                     $0                     $0                   $18,750
------------------------- ---------------------- ---------------------- ---------------------- ----------------------
James C. Cheng                     $6                     $0                     $0                   $18,750
------------------------- ---------------------- ---------------------- ---------------------- ----------------------
J. Michael Parish                  $6                     $0                     $0                   $18,750
------------------------- ---------------------- ---------------------- ---------------------- ----------------------


6.  INVESTMENT ADVISER

SERVICES OF ADVISER The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting portfolio transactions for the Fund.


OWNERSHIP OF ADVISER The Adviser, Trillium Asset Management Corporation, is a registered investment adviser, originally founded in 1982 under the name Franklin Research & Development. The name changed to Trillium Asset Management Corporation in April 1999. The Adviser is headquartered in Boston, Massachusetts.

FEES The Adviser's fee is calculated as a percentage of the Fund's average net assets. The fee is accrued daily by the Fund and is paid monthly based on average net assets for the previous month. In addition to receiving its advisory fee from the Fund, the Adviser may also act and be compensated as investment manager for its clients with respect to assets they invested in the Fund. If you have a separately managed account with the Adviser with assets invested in the Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser from the Fund against any investment management fee received from the client.

Table 1 in Appendix B shows the dollar amount of the fees payable by the Fund to the Adviser, the amount of fees waived by the Adviser and the actual fees received by the Adviser. The data is for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------


OTHER PROVISIONS OF THE ADVISORY AGREEMENT The Advisory Agreement remains in effect for a period of two years from the date of its effectiveness. Subsequently, the Advisory Agreement must be approved at least annually by the Board or by majority vote of the Fund's shareholders, and in either case, by a majority of the Trustees who are not parties to the agreement or interested persons of any such party.

The Advisory Agreement is terminable without penalty by the Trust regarding the Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by the Adviser on 60 days' written notice to the Trust. The Advisory Agreement terminates immediately upon assignment.

Under the Advisory Agreement, the Adviser is not liable for any error of judgment, mistake of law or in any event whatsoever except for breach of fiduciary duty, willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

ADVISORY AGREEMENT APPROVAL

In approving the continuation of the Advisory Agreement with respect to the Fund, the Board, including the Disinterested Trustees, carefully considered the nature and quality of services provided to the Fund, including information provided by the Adviser regarding its personnel servicing the Fund as well as the Adviser's compliance program. The Board was informed that the Adviser did not experience any material code of ethics, compliance violations or regulatory problems since the last approval of the Advisory Agreement.

The Board also considered the Adviser's compensation and profitability for providing advisory services to the Fund and analyzed comparative information on fees, expenses, and performance of similar mutual funds. In this regard, the Board noted that the Adviser's contractual advisory fee was comparable to the mean and median contractual advisory fee for the Fund's Lipper Inc. peer group and that the Adviser's advisory fee, after waivers, was below the mean and median advisory fee, after waivers, for the Fund's Lipper Inc. peer group. The Board also noted the Adviser's intent to continue to waive a portion of its fee through September 30, 2011 in order to maintain the Fund's total annual operating expenses at 1.50% of the Fund's average daily net assets.

The Board reviewed the nature and extent of benefits that the Adviser received from the brokerage and research services it received from broker-dealers who executed portfolio transactions for the Fund and the Adviser's trading policies and average commissions per trade charged to the Fund. In addition, the Board was informed that the Adviser was financially able to provide advisory services to the Fund. The Board also considered the disaster recovery plan maintained by the Adviser.

After requesting and reviewing such information, as it deemed necessary, the Board concluded that the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.

7.  DISTRIBUTOR


SERVICES AND COMPENSATION OF DISTRIBUTOR FFS, the distributor (also known as principal underwriter) of the shares of the Fund, is located at Two Portland Square, Portland, Maine 04101. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

FFS, FAdS, FAcS, FSS and Forum Trust, LLC are each controlled indirectly by Forum Financial Group, LLC, which is controlled by John Y. Keffer, the Trust's Chairman and President.

Under a distribution agreement (the "Distribution Agreement") with the Trust, FFS acts as the agent of the Trust in connection with the offering of shares of the Fund. FFS continually distributes shares of the Fund on a best effort basis. FFS has no obligation to sell any specific quantity of Fund shares.

FFS may enter into arrangements with various financial institutions through which you may purchase or redeem shares. FFS may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Fund.

FFS may enter into agreements with selected broker-dealers, banks or other financial institutions for distribution of shares of the Fund. These financial institutions may charge a fee for their services and may receive shareholder service fees even though shares of the Fund are sold without a sales charge. These financial institutions may otherwise act as FFS's agent and will be responsible for promptly transmitting purchase, redemption and other requests to the Fund.

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

FFS does not receive a fee for services performed under the Distribution Agreement.

OTHER PROVISIONS OF THE DISTRIBUTION AGREEMENT The Distribution Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party.

The Distribution Agreement is terminable without penalty by the Trust with respect to the Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board or by FFS on 60 days' written notice to the Trust.

Under the Distribution Agreement, FFS is not liable to the Trust or the Trust's shareholders for any error of judgment or mistake of law, for any loss arising out of any investment or for any act or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Under the Distribution Agreement, FFS and certain related parties (such as FFS's officers and persons that control FFS) are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in the Fund's Registration Statement or any alleged omission of a material fact required to be stated in the Registration Statement to make statements contained therein not misleading. The Trust, however, will not indemnify FFS for any such misstatements or omissions if they were made in reliance upon information provided in writing by FFS in connection with the preparation of the Registration Statement.

DISTRIBUTION PLAN The Fund has adopted a distribution plan in accordance with SEC Rule 12b-1 (the "Plan") that allows the Fund to reimburse FFS for distribution expenses incurred on behalf of the Fund at an annual rate of 0.25% of the average daily net assets of the Fund's shares. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The service provider may incur expenses for any distribution-related purpose it deems necessary or appropriate, including the following principal activities and (a) the incremental costs of printing and distributing prospectuses, statements of additional information, annual reports and other periodic reports for use in connection with the offering for sale of Fund shares to any prospective investors; (b) preparing, printing and distributing sales literature and advertising materials used in connection with the offering of Fund shares for sale to the public and (c) compensating other persons, including the Adviser, for providing assistance for the distribution of Fund shares.

The Plan provides that it will remain in effect for one year from the date of its adoption and thereafter shall continue in effect provided it is approved at least annually by shareholders or by the Board, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan. The Plan further provides that it may not be amended to materially increase the costs which the Trust bears for distribution pursuant to the Plan without shareholder approval and that other material amendments of the Plan must be approved by the Board and the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan. The Plan may be terminated without penalty at any time by a vote of a majority of the outstanding voting securities of the Fund or by a majority vote of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan. In approving the Plan, the Trustees of the Fund determined that there was a reasonable likelihood that the Plan would benefit the Fund and its shareholders.

The Plan provides that all written agreements relating to the Plan must be approved by the Board, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan. In addition, the Plan requires the Trust and FFS to prepare and submit to the Board, at least quarterly, and the Board to review, written reports setting forth all amounts expended under the Plan and identifying the activities for which those expenditures are made. The Plan obligates the Fund to compensate FFS for its services and not to reimburse it for expenses incurred.

Table 2 in Appendix B shows the dollar amount of fees payable by the Fund to FFS or its agents under the Plan, by the Fund, the amount of fees waived by FFS or its agents, and the actual fees received by FFS or its agents.

8.  OTHER FUND SERVICE PROVIDERS


ADMINISTRATOR As administrator, pursuant to an agreement with the Trust (the "Administration Agreement"), FAdS is responsible for the supervision of the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.

For its services, FAdS receives a fee from the Fund at an annual rate as follows: (a) $24,000 per year; and (b) 0.05% of the average daily net assets of the Fund for the first $1 billion of Fund assets. The fee is accrued daily by the Fund and is paid monthly based on average net assets for the previous month.

The Administration Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case, by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustee of the Trust). The Administration Agreement is terminable without penalty by the Trust or by FAdS with respect to the Fund on 60 days' written notice to the Trust.

Under the Administration Agreement, FAdS is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement. Under the Administration Agreement, FAdS and certain related parties (such as FAdS's officers and persons who control FAdS) are indemnified by the Trust against any and all claims and expenses related to FAdS's actions or omissions that are consistent with FAdS's contractual standard of care.

Table 3 in Appendix B shows the dollar amount of the fees payable by the Fund to FAdS, the amount of the fee waived by FAdS and the actual fees received by FAdS. The data are for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

FUND ACCOUNTANT As fund accountant, pursuant to an agreement with the Trust (the "Accounting Agreement"), FAcS provides fund accounting services to the Fund. These services include calculating the NAV of the Fund (and class) and preparing the Fund's financial statements and tax returns.

For its services, FAcS receives a fee from the Fund at an annual rate as follows: (a) $36,000 per year; (b) 0.02% of the average daily net assets of the Fund for the first $100 million of Fund assets; (c) 0.005% of the average daily net assets of the Fund in excess of $100 million; and (d) certain surcharges based upon the number of portfolio positions. The fee is accrued daily by the Fund and is paid monthly based on the positions for the previous month.

The Accounting Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party. The Accounting Agreement is terminable without penalty by the Trust or by FAcS with respect to the Fund on 60 days' written notice.

Under the Accounting Agreement, FAcS is not liable for any action or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith, gross negligence or by reason of reckless disregard of its obligations and duties under the agreement. Under the Accounting Agreement, FAcS and certain related parties (such as FAcS's officers and persons who control FAcS) are indemnified by the Trust against any and all claims and expenses related to FAcS's actions or omissions that are consistent with FAcS's contractual standard of care.

Under the Accounting Agreement, in calculating the Fund's NAV per share, FAcS is deemed not to have committed an error if the NAV per share it calculates is within 1/10 of 1% of the actual NAV per share (after recalculation). The Accounting Agreement also provides that FAcS will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal to 1/2 of 1% or less than or equal to $10.00. In addition, FAcS is not liable for the errors of others, including the companies that supply securities prices to FAcS and the Fund.

Table 4 of Appendix B shows the dollar amount of the fees payable by the Fund to FAcS, the amount of the fee waived by FAcS and the actual fees received by FAcS. The data are for the past three years (or shorter period depending on the Fund's commencement of operations).

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

TRANSFER AGENT As transfer agent and distribution paying agent, pursuant to an agreement with the Trust (the "Transfer Agent Agreement"), FSS maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. FSS is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.

For its services, FSS receives a fee from the Fund at an annual rate of $24,000 and $24 per shareholder account. The fee is accrued daily by the Fund and is paid monthly.

The Transfer Agent Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party. The Transfer Agent Agreement is terminable without penalty by the Trust or by FFS with respect to the Fund on 60 days' written notice.

Under the Transfer Agent Agreement, FSS is not liable for any act in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties under the agreement. Under the Transfer Agent Agreement, FSS and certain related parties (such as FSS's officers and persons who control FSS) are indemnified by the Trust against any and all claims and expenses related to FSS's actions or omissions that are consistent with FSS's contractual standard of care.

Table 5 of Appendix B shows the dollar amount of fees payable by the Fund to FSS, the amount of the fee waived by FSS and the actual fees received by FSS.


CUSTODIAN As custodian, pursuant to an agreement with the Trust (the "Custodian Agreement"), Forum Trust, LLC safeguards and controls the Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Fund's domestic and foreign assets. The Custodian is located at Two Portland Square, Portland, Maine 04101. The Custodian has hired Deutsche Bank Trust Company Americas, 100 Plaza One, Jersey City, NJ 07311, to serve as sub-custodian for the Fund.


LEGAL COUNSEL Seward & Kissel LLP, 1200 G Street, N.W., Washington, D.C. 20005, passes upon legal matters in connection with the issuance of shares of the Trust.

INDEPENDENT AUDITORS Deloitte & Touche LLP, 200 Berkeley Street, 14th Floor, Boston, Massachusetts 02116-5022, independent auditors, have been selected as auditors for the Fund. The auditors audit the annual financial statements of the Fund and provide the Fund with an audit opinion. The auditors also review certain regulatory filings of the Funds and the Fund's tax returns.

PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------


1.  HOW SECURITIES ARE PURCHASED AND SOLD


Transactions on a U.S. exchange are generally effected through brokers who charge commissions. Commissions charged on transactions effected on stock exchanges are negotiated.

Transactions in the over-the-counter markets usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. Securities purchased directly from the issuer are usually not subject to transactional costs. Generally, the purchase price of securities sold by underwriters includes a fixed commission or concession paid by the issuer to the underwriter while the purchase price of securities sold by a dealer includes an undisclosed mark-up representing the spread between the purchase price and the dealer's cost.

2.  COMMISSIONS PAID

Table 6 in Appendix B shows the aggregate brokerage commissions paid by the Fund as well as aggregate commissions paid to an affiliate of the Fund or the Adviser. The data presented are for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

3.  ADVISER RESPONSIBILITY FOR PURCHASES AND SALES

The Adviser places orders for the purchase and sale of securities with brokers and dealers selected by and in the discretion of the Adviser. The Adviser seeks "best execution" for all portfolio transactions. This means that the Adviser seeks the most favorable price and execution available for the purchase and sale of securities. The Fund has no obligation to deal with a specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula. The Adviser's primary consideration in executing transactions for the Fund is prompt execution of orders in an effective manner and at the most favorable price available.

4.  CHOOSING BROKER-DEALERS

The Fund may not always pay the lowest commission or spread available. The spread is the difference between the bid and the offer price. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

Consistent with applicable rules and the Adviser's duties, the Adviser may: (a) consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund; and (b) take into account payments made by brokers effecting transactions for the Fund (these payments may be made to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which those other persons would be obligated to pay).

There are occasions on which portfolio transactions may be executed as part of concurrent authorizations to purchase or sell the same securities for more than one account served by the Adviser, some of which accounts may have similar investment objectives. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to any one or more particular accounts, they will be effected only when the Adviser believes that to do so will be in the best interest of the affected accounts. When such concurrent authorizations occur, the objective will be to allocate the execution in a manner equitable to the accounts involved. Clients are typically allocated securities with prices averaged on a per-share or per-bond basis.

5.  OBTAINING RESEARCH FROM BROKERS

The Adviser may give consideration to research services furnished by brokers to the Adviser for its use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Adviser's own internal research and investment strategy capabilities. This research may be used by the Adviser in connection with services to clients other than the Fund, and not all research services may be used by the Adviser in connection with the Fund.

The Adviser has full brokerage discretion. It evaluates the range and quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. Under certain circumstances, the value of research provided by a broker-dealer may be a factor in the selection of a broker. The receipt of research may cause the Fund to pay brokers a higher commission in order to affect a transaction than maybe charged by other brokers. This research would include reports that are common in the industry. Typically, the research will be used to augment the Adviser's own internal research and investment strategy capabilities and to service all of the Adviser's accounts although a particular client may not benefit from all the research received on each occasion. The nature of the services obtained for clients include industry research reports and periodicals, quotation systems, software for portfolio management and formal databases. The Adviser's fees are not reduced by reason of the Adviser's receipt of research services.

6.  COUNTERPARTY RISK

The Adviser monitors the creditworthiness of counterparties to the Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

7.  TRANSACTIONS THROUGH AFFILIATES

The Adviser may effect brokerage transactions through affiliates of the Adviser (or affiliates of those persons) pursuant to procedures adopted by the Trust.

8.  OTHER ACCOUNTS OF THE ADVISER

Investment decisions for the Fund are made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for the Fund and other client accounts managed by the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

9.  PORTFOLIO TURNOVER

The frequency of portfolio transactions of the Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all of the securities in the Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses.

10.  SECURITIES OF REGULAR BROKER-DEALERS

From time to time the Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parents of those brokers and dealers. For this purpose, regular brokers and dealers means the 10 brokers or dealers that:
(1) received the greatest amount of brokerage commissions during the Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund's last fiscal year or (3) sold the largest amount of the Fund's shares during the Fund's last fiscal year.

Table 7 in Appendix B lists the regular brokers and dealers of the Fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Fund's holdings of those securities as of the Fund's most recent fiscal year.

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION INFORMATION
--------------------------------------------------------------------------------

1.  GENERAL INFORMATION

You may effect purchases or redemptions or request any shareholder privilege in person at FSS's offices located at Two Portland Square, Portland, Maine 04101.


The Fund accepts orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed. Under unusual circumstances, the Fund may accept and process orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.


Shares of the Fund as well as other funds of the Trust may not be available for sale in the state in which you reside. Please check with the FSS or your investment professional to determine a class or fund's availability.

2.  ADDITIONAL PURCHASE INFORMATION

The distributor sells shares of the Fund on a continuous basis. The Fund reserves the right to refuse any purchase request.

Fund shares are normally issued for cash only. In the Adviser's discretion, however, the Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. The Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

3.  IRAS

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the investment is received.

4.  UGMAS/UTMAS

If the trustee's name is not in the account registration of gifts or transfers to minors ("UGMA/UTMA") account, the investor must provide a copy of the trust document.

5.  PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Clearing brokers may authorize the introducing broker to receive purchase and redemption orders. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Fund directly. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of the Fund in this manner should acquaint themselves with their institution's procedures and should read the Prospectus in conjunction with any materials and information provided by their institution. When you purchase the Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures; you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, the Fund may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Fund is not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of the Fund through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

6.  ADDITIONAL REDEMPTION INFORMATION

The Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus.

7.  SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading on the New York Stock Exchange is restricted; (b) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (c) the SEC may by order permit for the protection of the shareholders of the Fund.

8.  REDEMPTION IN KIND

Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities, however, if the Board determines conditions exist which would make payment in cash detrimental to the best interests of the Fund. If redemption proceeds are paid wholly or partly in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash. The Trust has filed an election with the SEC pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

9.  NAV DETERMINATION

In determining the Fund's NAV, securities for which market quotations are readily available are valued at current market value using the last reported sales price. If no sale price is reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

10.  DISTRIBUTIONS

Distributions of net investment income will be reinvested at the Fund's NAV as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV of the Fund on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

TAXATION
--------------------------------------------------------------------------------

The tax information set forth in the Prospectus and the information in this section relates solely to U.S. federal income tax law and assumes that the Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key federal income tax considerations affecting the Fund and its shareholders that are not described in the Prospectus. No attempt has been made to present a complete explanation of the federal tax treatment of the Fund or the implications of the Fund's federal tax treatment to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.


ALL INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISERS AS TO THE FEDERAL, STATE, LOCAL AND FOREIGN TAX PROVISIONS APPLICABLE TO THEM.


1.  QUALIFICATION AS A REGULATED INVESTMENT COMPANY

The Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of the Fund.

The tax year-end of the Fund is June 30 (the same as the Fund's fiscal year end).

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

MEANING OF QUALIFICATION As a regulated investment company, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company, the Fund must satisfy the following requirements:

o The Fund must distribute at least 90% of its investment company taxable income for the tax year. (Certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing in securities.

o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.


FAILURE TO QUALIFY If for any tax year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits.


Failure to qualify as a regulated investment company would thus have a negative impact on the Fund's income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year.

2.  FUND DISTRIBUTIONS

The Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income. A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

The Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but the Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares. These distributions do not qualify for the dividends-received deduction.

The Fund may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short- or long-term). All capital loss carryovers are listed in the Fund's financial statements. Any such losses may not be carried back.

Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by the Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another Fund). If you receive a distribution in the form of additional shares, you will be treated as having received a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares whose NAV at the time reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of the Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------


Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year if the distribution is actually paid in January of the following year.


You will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made to you) during the year.

3.  CERTAIN TAX RULES APPLICABLE TO THE FUND'S TRANSACTIONS

For federal income tax purposes, when put and call options purchased by the Fund expire unexercised, the premiums paid by the Fund give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When put and call options written by the Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gain at the time of expiration. When the Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by the Fund. When the Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by the Fund is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.

Certain listed options, regulated futures contracts and forward currency contracts are considered "Section 1256 contracts" for federal income tax purposes. Section 1256 contracts held by the Fund at the end of each tax year are "marked to market" and treated for federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by the Fund on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. The Fund can elect to exempt its Section 1256 contracts that are part of a "mixed straddle" (as described below) from the application of Section 1256.

Any option, futures contract or other position entered into or held by the Fund in conjunction with any other position held by the Fund may constitute a "straddle" for federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a "mixed straddle." In general, straddles are subject to certain rules that may affect the character and timing of the Fund's gains and losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to the Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by the Fund if all of the offsetting positions consist of Section 1256 contracts.

4.  FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of the Fund's income must be distributed during the next calendar year. The Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in the calendar year.

For purposes of calculating the excise tax, the Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) excludes foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

5.  SALE OR REDEMPTION OF SHARES


In general, you will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and your adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if you purchase Fund shares (for example, by reinvesting dividends) within 30 days before or after the sale or redemption (a so called "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. For this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted in determining the holding period of such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

6.  BACKUP WITHHOLDING TAX

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 30% of distributions, and the proceeds of redemptions of shares, paid to you if you: (1) have failed to provide a correct taxpayer identification number; (2) are subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) have failed to certify to the Fund that you are not subject to backup withholding or that you are a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against your federal income tax liability or refunded.


7.  FOREIGN SHAREHOLDERS

If you are a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership ("foreign shareholder"), the taxation implications on Fund income received will depend on whether the income from the Fund is "effectively connected" with your U.S. trade or business.


If the income from the Fund is not effectively connected with your U.S. trade or business, distributions of ordinary income (and short-term capital gains) paid to you will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. You generally would be exempt from U.S. federal income tax on gain realized on the sale of shares of the Fund and distributions of net capital gain from the Fund. Special rules apply in case of a shareholder that is a foreign trust or foreign partnership.

If the income from the Fund is effectively connected with your U.S. trade or business, then ordinary income distributions, capital gain distributions and any gain realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a noncorporate foreign shareholder, the Fund may be required to withhold U.S. federal income tax at a rate of 30% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.


The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty might be different from those described herein.

The tax rules of other countries with respect to distributions from the Fund can differ from the U.S. federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in the Fund.

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

8.  STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to an investment in the Fund can differ from the U.S. federal income taxation rules described above. These state and local rules are not discussed herein. You are urged to consult your tax adviser as to the consequences of state and local tax rules with respect to an investment in the Fund.


9.  FOREIGN INCOME TAX

Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to know the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries cannot be determined.


OTHER MATTERS
--------------------------------------------------------------------------------

1.  THE TRUST AND ITS SHAREHOLDERS

GENERAL INFORMATION Forum Funds was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996, the Trust succeeded to the assets and liabilities of Forum Funds, Inc.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:

------------------------------------------------------------ ---------------------------------------------------------

Austin Global Equity Fund                                    Fountainhead Special Value Fund
------------------------------------------------------------ ---------------------------------------------------------
BrownIA Growth Equity Fund                                   Investors Bond Fund
------------------------------------------------------------ ---------------------------------------------------------
BrownIA Small-Cap Growth Fund(1)                             Maine TaxSaver Bond Fund
------------------------------------------------------------ ---------------------------------------------------------
BrownIA Maryland Bond Fund                                   Mastrapasqua Growth Value Fund
------------------------------------------------------------ ---------------------------------------------------------
 BrownIA Intermediate Bond Fund(2)                           New Hampshire TaxSaver Bond Fund
------------------------------------------------------------ ---------------------------------------------------------
Daily Assets Cash Fund(3)                                    Payson Balanced Fund
------------------------------------------------------------ ---------------------------------------------------------
Daily Assets Government Fund(3)                              Payson Value Fund
------------------------------------------------------------ ---------------------------------------------------------
Daily Assets Government Obligations Fund(3)                  Polaris Global Value Fund
------------------------------------------------------------ ---------------------------------------------------------
Daily Assets Treasury Obligations Fund(4)                    Shaker Fund(5)
------------------------------------------------------------ ---------------------------------------------------------
DF Dent Premier Growth Fund                                  TaxSaver Bond Fund
------------------------------------------------------------ ---------------------------------------------------------
Equity Index Fund                                            The Advocacy Fund
------------------------------------------------------------ ---------------------------------------------------------
Fountainhead Kaleidoscope Fund                               Winslow Green Growth Fund
------------------------------------------------------------ ---------------------------------------------------------

(1) The Trust offers shares of beneficial interest in an institutional, A, B and C share class of this series.

(2) The Trust offers shares of beneficial interest in an institutional and A share class of this series.

(3) The Trust offers shares of beneficial interest in an institutional, institutional service and investor share class of these series.

(4) The Trust offers shares of beneficial interest in an institutional and institutional service share class of this series.

(5) The Trust offers shares of beneficial interest in an intermediary, A, B and C share classes of this series.


The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust and the Fund will continue indefinitely until terminated.

SERIES AND CLASSES OF THE TRUST Each series or class of the Trust may have a different expense ratio and each class' performance will be affected by its expenses.

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

SHAREHOLDER VOTING AND OTHER RIGHTS Each share of each series of the Trust and each class of shares has equal dividend, DISTRIBUTION, liquidation and voting rights and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares. Each class votes separately with respect to the provisions of any Rule 12b-1 plan, which pertains to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series and (2) the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain classes of the Trust and thus only such classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series') outstanding shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

TERMINATION OR REORGANIZATION OF TRUST OR ITS SERIES The Trustees, may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation so long as the surviving entity is an open-end management investment company. Under the Trust Instrument, the Trustees may also, with shareholder vote, sell and convey all or substantially all of the assets of the Trust to another trust, partnership, association or corporation or cause the Trust to incorporate in the State of Delaware, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.
Under the Trust Instrument, the Trustees may, with shareholder consent, sell or convey the assets of series created on or before May 1, 1999 or reorganize those series into another investment company registered under the 1940 Act. The sale or conveyances of assets of series created after May 1, 1999 or the reorganization of those series into another investment company registered under the 1940 Act may be effected by the Trustees without shareholder consent.

CODE OF ETHICS The Trust, the Adviser and FFS have each adopted a code of ethics under Rule 17j-1 of the 1940 Act, which are designed to eliminate conflicts of interest between the Fund and personnel of the Trust, the Adviser and FFS. The codes permit such personnel to invest in securities, including securities that may be purchased or held by the Fund, subject to certain limitations.


FUND OWNERSHIP As of October 30, 2002, the officers and trustees of the Trust as a group owned less than 1% of the shares of the Fund.


Also as of that date, certain shareholders of record owned 5% or more of a class or shares of the Fund. Shareholders known by the Fund to own beneficially 5% or more of a class of shares of the Fund are listed in Table 8 in Appendix B.


From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of October 30, 2002, the following persons owned 25% or more of the shares of the Fund and may be deemed to control the Fund. For each person listed that is a company, the jurisdiction under the laws of which the company is organized (if applicable) and the company's parents are listed.


CONTROLLING PERSON INFORMATION

------------------------------------------------------ -------------------------
                                                             PERCENTAGE OF
SHAREHOLDER                                                  SHARES OWNED
------------------------------------------------------ -------------------------
None                                                              N/A
------------------------------------------------------ -------------------------

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their states may decline to apply Delaware law on this point. The Trust's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and the portfolio is unable to meet its obligations. FAdS believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

2.  REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference to the copy of such contract or other documents filed as exhibits to the registration statement.

3.  FINANCIAL STATEMENTS


The financial statements of the Fund for the year ended June 30, 2002, which are included in the Fund's Annual Report to shareholders, are incorporated herein by reference. The financial statements include the schedule of investments, statement of assets and liabilities, statement of operations, statement of changes in net assets, financial highlights, notes and independent auditor's reports.

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS
--------------------------------------------------------------------------------

CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)

MOODY'S

AAA Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present, which make the long-term risk, appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA Bonds, which are rated Ba, are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE

         Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

S & P

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA       An obligation rated AA differs from the highest-rated  obligations only
         in  small  degree.   The  obligor's  capacity  to  meet  its  financial
         commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

NOTE Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC       An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard &
         Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTE PLUS (+) OR MINUS (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The "r" symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns, which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

FITCH

         INVESTMENT GRADE

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

         SPECULATIVE GRADE

BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC
CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD
DD, D Default. Securities are not meeting current obligations and are extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, `DD' indicates expected recovery of 50% - 90% of such outstandings and `D' the lowest recovery potential, i.e. below 50%.

PREFERRED STOCK

MOODY'S

AAA An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

AA An issue which is rated "aa" is considered a high- grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

A An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

BAA An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

BA An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

CAA An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

CA An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

 NOTE Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S & P

AAA This is the highest rating that may be assigned by S & P's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB
B, CCC Preferred stock rated BB, B, and CCC is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C        A preferred stock rated C is a nonpaying issue.

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

NOTE PLUS (+) OR MINUS (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

SHORT TERM RATINGS

MOODY'S

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

         o    Leading market positions in well-established industries.
         o    High rates of return on funds employed.
         o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
         o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
         o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT
PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

S & P

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

FITCH

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse changes in business, economic, or financial conditions.

F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

B Obligations for which the capacity for timely repayment is uncertain relative to other obligors in the same country. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

C Obligations for which there is a high risk of default to other obligors in the same country or which are in default

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

APPENDIX B - MISCELLANEOUS TABLES
--------------------------------------------------------------------------------

TABLE 1 - INVESTMENT ADVISORY FEES

The following table shows the dollar amount of fees payable to the Adviser with respect to the Fund, the amount of fee that was waived by the Adviser, if any, and the actual fees received by the Adviser.

------------------------------------------- ------------------------ ----------------------- ------------------------
                                                 ADVISORY FEE             ADVISORY FEE             ADVISORY FEE
                                                    PAYABLE                  WAIVED                  RETAINED
------------------------------------------- ------------------------ ----------------------- ------------------------

July 1, 2002 to June 30, 2002                       $10,963                 $10,963                    $0

------------------------------------------- ------------------------ ----------------------- ------------------------
September 1, 2000 to June 30, 2001                  $2,965                  $(2,965)                   $0
------------------------------------------- ------------------------ ----------------------- ------------------------


TABLE 2. - DISTRIBUTION FEES

The following table shows the dollar amount of fees payable to FFS or its agents pursuant to the 12b-1 Distribution Plan, the amount of fee that was waived by FFS or its agents and the actual fees received by FFS and its agents.

------------------------------------------- ------------------------ ----------------------- ------------------------
                                                 DISTRIBUTION             DISTRIBUTION            DISTRIBUTION
                                                  FEE PAYABLE              FEE WAIVED             FEE RETAINED
------------------------------------------- ------------------------ ----------------------- ------------------------

July 1, 2001 to June 30, 2002                         $0                       $0                      $0

------------------------------------------- ------------------------ ----------------------- ------------------------
September 1, 2000 to June 30, 2001                    $0                       $0                      $0
------------------------------------------- ------------------------ ----------------------- ------------------------


TABLE 3 - ADMINISTRATION FEES

The following table shows the dollar amount of fees payable to FAdS with respect to the Fund, the amount of fee that was waived by FAdS, if any, and the actual fees received by FAdS.

------------------------------------------- ------------------------ ----------------------- ------------------------
                                                 ADMINISTRATION           ADMINISTRATION          ADMINISTRATION
                                                  FEE PAYABLE               FEE WAIVED             FEE RETAINED
------------------------------------------- ------------------------ ----------------------- ------------------------

July 1, 2001 to June 30, 2002                       $24,843                    $0                    $24,843

------------------------------------------- ------------------------ ----------------------- ------------------------
September 1, 2000 to June 30, 2001                  $19,961                    $0                    $19,961
------------------------------------------- ------------------------ ----------------------- ------------------------


TABLE 4 - ACCOUNTING FEES

The following table shows the dollar amount of fees paid to FAcS with respect to the Fund, the amount of fee that was waived by FAcS, if any, and the actual fees received by FAcS.

------------------------------------------- ------------------------ ----------------------- ------------------------
                                                 ACCOUNTING FEE           ACCOUNTING FEE          ACCOUNTING FEE
                                                    PAYABLE                   WAIVED                 RETAINED
------------------------------------------- ------------------------ ----------------------- ------------------------

July 1, 2001 to June 30, 2002                       $36,337                  $2,900                  $33,437

------------------------------------------- ------------------------ ----------------------- ------------------------
September 1, 2000 to June 30, 2001                  $32,584                    $0                    $32,584
------------------------------------------- ------------------------ ----------------------- ------------------------


                                      B-1


                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

TABLE 5 - TRANSFER AGENCY FEES

The following table shows the dollar amount of fees payable to FSS with respect to the Fund, the amount of fee that was waived by FSS, if any, and the actual fees received by FSS.

------------------------------------------- ------------------------ ----------------------- ------------------------
                                                 TRANSFER AGENCY         TRANSFER AGENCY          TRANSFER AGENCY
                                                   FEE PAYABLE             FEE WAIVED               FEE RETAINED
------------------------------------------- ------------------------ ----------------------- ------------------------

July 1, 2001 to June 30, 2002                       $32,721                    $0                    $32,721

------------------------------------------- ------------------------ ----------------------- ------------------------
September 1, 2000 to June 30, 2001                  $23,346                    $0                    $23,346
------------------------------------------- ------------------------ ----------------------- ------------------------

TABLE 6 - COMMISSIONS

The following table shows the aggregate brokerage commissions paid by The Advocacy Fund. The data is for the past three fiscal years (or shorter period if a Fund has been in operation for a shorter period).

---------------------------------------- ------------------ ------------------- ------------------ ------------------
                                                                   TOTAL               % OF
                                                                 BROKERAGE           BROKERAGE            % OF
                                                                COMMISSIONS         COMMISSIONS       TRANSACTIONS
                                               TOTAL          ($) PAID TO AN        PAID TO AN        EXECUTED BY
                                             BROKERAGE       AFFILIATE OF THE    AFFILIATE OF THE   AN AFFILIATE OF
                                            COMMISSIONS          FUND OR             FUND OR          THE FUND OR
                                                ($)              ADVISER             ADVISER            ADVISER
---------------------------------------- ------------------ ------------------- ------------------ ------------------

July 1, 2001 to June 30, 2002                 $2,859                $0                 0%                 0%

---------------------------------------- ------------------ ------------------- ------------------ ------------------
September 1, 2000 to June 30, 2001            $1,972                $0                 0%                 0%
---------------------------------------- ------------------ ------------------- ------------------ ------------------

TABLE 7 - SECURITIES OF REGULAR BROKERS OR DEALERS

The following table lists the regular brokers and dealers of the Fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Fund's holdings of those securities as of the Fund's most recent fiscal year.

---------------------------------------- -------------------------------------
       REGULAR BROKER OR DEALER                VALUE OF SECURITIES HELD
---------------------------------------- -------------------------------------
                  N/A                                    N/A
---------------------------------------- -------------------------------------

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

TABLE 8 - 5% SHAREHOLDERS


The following table lists: (1) the persons who owned of record 5% or more of the outstanding shares of a class of shares of the Fund; and (2) any person known by the Fund to own beneficially 5% or more of a class of shares of the Fund, as of October 30, 2002.

--------------------------------------- ------------------- -------------------
NAME AND ADDRESS                              SHARES            % OF FUND
--------------------------------------- ------------------- -------------------
Trillium Asset Management Corp              54,728.906            18.70%
Savings & Retirement Plan & Trust
711 Atlantic Avenue
Boston, MA 02111
--------------------------------------- ------------------- -------------------
Charles Schwab & Co., Inc. - Mutual FD      38,842.734            15.11%
SPL Cstdy. A-C for Excl. Bnft. Cust.
101 Montgomery Street
San Francisco, CA 94104
--------------------------------------- ------------------- -------------------
FTC & C0                                    32,259.010            10.81%
Datalynx #111
PO Box 173736
Denver, CO 80217-3736
--------------------------------------- ------------------- -------------------
Shalom Harlow                               27,343.096             9.16%
C/o Provident Financial Management
1185 Sixth Avenue - 19th Floor
New York, NY 10036
--------------------------------------- ------------------- -------------------
Cheryl Irene Smith                          14,903.011             5.15%
179 High Street #3
Brookline, MA 02445

--------------------------------------- ------------------- -------------------

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

APPENDIX C - PERFORMANCE DATA
--------------------------------------------------------------------------------


TABLE 1 - TOTAL RETURNS



The following table shows the Fund's average annual total return before taxes, after taxes on distributions and after taxes on distributions and sale of Fund shares as of June 30, 2002.

                                                             1 YEAR          SINCE INCEPTION (ANNUALIZED)*
RETURN BEFORE TAXES                                         (19.29)%                     (23.63)%
RETURN AFTER TAXES ON DISTRIBUTIONS                         (19.29)%                     (23.63)%
RETURN AFTER TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES                                  (11.84)%                     (18.45)%


* Inception Date: September 1, 2000.

                       STATEMENT OF ADDITIONAL INFORMATION


                                November 1, 2002






                           DF DENT PREMIER GROWTH FUND



INVESTMENT ADVISER:

         D.F. Dent and Company, Inc.
         2 East Read Street
         Baltimore, Maryland 21202

ACCOUNT INFORMATION AND SHAREHOLDER SERVICES:

         Forum Shareholder Services, LLC
         P.O. Box 446
         Portland, Maine 04112
         (866) 2DF-DENT
         (207) 879-0001






This Statement of Additional Information (the "SAI") supplements the Prospectus dated November 1, 2002, as may be amended from time to time, offering shares of the DF Dent Premier Growth Fund (the "Fund"), a separate series of Forum Funds, a registered, open-end management investment company (the "Trust"). This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus without charge by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.


Financial statements of the Fund for the period ended June 30, 2002 are included in the Annual Report to shareholders and are incorporated into this SAI by reference. Copies of the Annual Report may be obtained, without charge, upon request, by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


GLOSSARY                                                                   1

INVESTMENT POLICIES AND RISKS                                              2

INVESTMENT LIMITATIONS                                                     9

PERFORMANCE DATA AND ADVERTISING                                          10

MANAGEMENT                                                                15

PORTFOLIO TRANSACTIONS                                                    23

PURCHASE AND REDEMPTION INFORMATION                                       25

TAXATION                                                                  27

OTHER MATTERS                                                             30

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS                           A-1

APPENDIX B - MISCELLANEOUS TABLES                                        B-1

APPENDIX C - PERFORMANCE DATA                                            C-1

GLOSSARY
--------------------------------------------------------------------------------

As used in this SAI, the following terms have the meanings listed.

         "Adviser" means D.F. Dent and Company, Inc.

         "Board" means the Board of Trustees of the Trust.

         "CFTC" means U.S. Commodities Future Trading Commission.

         "Code" means the Internal Revenue Code of 1986, as amended.

         "Custodian" means Forum Trust, LLC, the custodian of the Fund's assets.

         "FAcS" means Forum Accounting Services, LLC, the fund accountant of the Fund.

         "FAdS" means Forum Administrative Services, LLC, the administrator of the Fund.

         "FFS" means Forum Fund Services, LLC, the distributor of the Fund's shares.


         "Fitch" means Fitch Ratings.


         "FSS" means Forum Shareholder Services, LLC, the transfer agent of the Fund.

         "Fund" means DF Dent Premier Growth Fund.

         "IRS" means Internal Revenue Service.

         "Moody's" means Moody's Investors Service.

         "NAV" means net asset value per share.

         "NRSRO" means a nationally recognized statistical rating organization.

         "SAI" means Statement of Additional Information.

         "SEC" means the U.S. Securities and Exchange Commission.

         "S&P" means Standard & Poor's Corporation, A Division of the McGraw Hill Companies.

         "Trust" means Forum Funds.

         "U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         "1933 Act" means the Securities Act of 1933, as amended.

         "1940 Act" means the Investment Company Act of 1940, as amended.

INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------

The Fund is a diversified series of the Trust. This section discusses in greater detail than the Fund's Prospectus certain investments that the Fund can make.

                          SECURITY RATINGS INFORMATION

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of convertible securities by several NRSROs is included in Appendix A to this SAI. The Fund may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by the Fund, the Adviser will determine whether the Fund should continue to hold the obligation. To the extent that the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

The Fund's investments in convertible securities are subject to credit risk relating to the financial condition of the issuers of the securities that the Fund holds. To limit credit risk, the Fund may only invest in convertible securities that are considered investment grade. Investment grade securities are rated in the top four long-term rating categories or the two highest short-term rating categories by an NRSRO or are unrated and determined by the Adviser to be of comparable quality. The Fund may purchase unrated convertible securities if, at the time of purchase, the Adviser believes that they are of comparable quality to rated securities that the Fund may purchase. Unrated securities may not be as actively traded as rated securities. The lowest rated convertible security bond in which the Fund may invest is "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch. The lowest rated preferred stock in which the Fund may invest is "baa" in the case of Moody's and "BBB" in the case of S&P.

The Fund may retain a security whose rating has been lowered below the lowest permissible rating category (or that is unrated and determined by the Adviser to be of comparable quality to a security whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

                                EQUITY SECURITIES

COMMON AND PREFERRED STOCK

GENERAL. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

RISKS. The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth. If you invest in the Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

CONVERTIBLE SECURITIES

GENERAL. Convertible securities include debt securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged.

Convertible securities rank senior to common stock in a company's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

RISKS. Investment in convertible securities generally entails less risk than an investment in the issuer's common stock. Convertible securities are typically issued by smaller capitalized companies whose stock price may be volatile. Therefore, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

WARRANTS AND RIGHTS

GENERAL. Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer. The Fund will limit its purchases of warrants to not more than 10% of the value of its total assets. The Fund may also invest up to 10% of its total assets in stock rights. A stock right is an option given to a shareholder to buy additional shares at a predetermined price during a specified time.

RISKS. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise. If the warrant is not exercised within the specified time period, it becomes worthless.

DEPOSITARY RECEIPTS

GENERAL. The Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"). ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company and are designed for use in U.S. securities markets. The Fund may invest in ADRs in order to obtain exposure to foreign securities markets.

RISKS. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depository of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored ADRs may be more volatile than the prices of sponsored ADRs.

REAL ESTATE INVESTMENT TRUSTS

GENERAL. Real Estate Investment Trusts ("REITS") are companies that (1) own, manage, or lease commercial real estate; (2) invest in loans for real estate development or securities backed by real estate (i.e., mortgage-backed securities); or (3) finance loans for real estate development. A REIT does not pay Federal income tax on income it generates or earns if certain requirements are satisfied including (1) the REIT invests at least 75% of its total assets in real property and (2) the REIT distributes at least 90% of its income as a dividend to shareholders.

RISKS. Investments in REITs involve certain risks including real estate risk, diversification risk, interest rate/prepayment risk, and credit risk. Specifically, changes in the real estate market may affect the value of the real estate in which a REIT directly or indirectly invests and, thus, the profitability of the REIT. Additionally, a REIT's portfolio may not be diversified to include a variety of investment property types or properties located in a variety of geographical regions. Accordingly, economic changes may have a greater effect on a REIT's profitability than on an alternative investment that invests in a number of different types of investments and issues located in a variety of geographical locations. A change in interest rates may also affect the value of the real estate in which a REIT directly or indirectly invests. Specifically, an increase in interest rates may cause the value of a REIT's investment in real estate loans or securities backed by real estate to decline. Alternatively, a decline in interest rates may affect a REIT's yield if the loans or real estate related securities in which the REIT invests are prepaid requiring the REIT to invest in loans or real estate related securities with lower yields. Finally, with respect to a REIT's financing of real estate loans and investment in loans or other real estate backed securities, there is the risk that the debtor on a loan or the issuer of the real estate backed security will be unable to make timely payments of interest or principal or to otherwise honor its obligations.

FOREIGN SECURITIES

The Fund may invest in foreign securities. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; and
(4) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of the Fund's assets.

In addition, dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to you. Some foreign brokerage commissions and custody fees are higher than those in the United States. Foreign accounting, auditing and financial reporting standards differ from those in the United States and, therefore, less information may be available about foreign companies than is available about issuers of comparable U.S. companies. Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than United States securities.

Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by the Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies and the Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after the Fund's income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

                                 DEBT SECURITIES

U.S. GOVERNMENT SECURITIES

GENERAL. U.S. Government Securities include securities issued by the U.S. Treasury and by U.S. Government agencies and instrumentalities. U.S. Government Securities may be supported by the full faith and credit of the United States (such as mortgage-related securities and certificates of the Government National Mortgage Association and securities of the Small Business Administration); by the right of the issuer to borrow from the U.S. Treasury (for example, Federal Home Loan Bank securities); by the discretionary authority of the U.S. Treasury to lend to the issuer (for example, Fannie Mae (formerly the Federal National Mortgage Association) securities); or solely by the creditworthiness of the issuer (for example, Federal Home Loan Mortgage Corporation securities).

RISKS. Holders of U.S. Government Securities not backed by the full faith and credit of the United States must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. No assurance can be given that the U.S. Government would provide support if it were not obligated to do so by law. Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue.

COMMERCIAL PAPER

GENERAL. The Portfolio may invest in commercial paper. Companies issue commercial paper to finance their current obligations. Commercial paper is short-term unsecured promissory notes and usually has a maturity of less than nine months.

                                FORWARD CONTRACTS

GENERAL. The Fund may conduct foreign currency exchange transactions either on a spot (cash) basis at the spot rate prevailing in the foreign exchange market or by entering into a forward foreign currency contract. A forward foreign currency contract ("forward contract") involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are considered to be "derivatives"--financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund enters into forward contracts in order to "lock in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. In addition, the Fund may enter into forward contracts to hedge against risks arising from securities the Fund owns or anticipates purchasing, or the U.S. dollar value of interest and dividends paid on those securities. The Fund does not intend to enter into forward contracts on a regular or continuing basis. The Fund will not have more than 25% of its total assets committed to forward contracts or maintain a net exposure to forward contracts that would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Portfolio's investment securities or other assets denominated in that currency.

If the Fund makes delivery of the foreign currency at or before the settlement of a forward contract, it may be required to obtain the currency through the conversion of assets of the Fund into the currency. The Fund may close out a forward contract obligating it to purchase a foreign currency by selling an offsetting contract, in which case it will realize a gain or a loss.

RISKS. Foreign currency transactions involve certain costs and risks. The Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward contracts involve a risk of loss if the Adviser is inaccurate in its prediction of currency movements. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved is generally not possible. Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies.

                                     OPTIONS


GENERAL. The Fund may purchase or write options on securities in which it may invest or on market indices based in whole or in part on such securities. Options purchased or written by the Fund must be traded on an exchange or over-the-counter. Options are considered to be derivatives. Use of these instruments is subject to regulation by the SEC, exchanges on which options are traded, or by the CFTC. The Fund may purchase or write put and call options to:
(1) enhance the Fund's performance; or (2) to hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase. Currently, the Fund has no intention of investing in options for purposes other than hedging. No assurance can be given that any hedging or income strategy will achieve its intended result.


If the Fund will be financially exposed to another party due to its investments in options, the Fund will maintain either: (1) an offsetting ("covered") position in the underlying security or an offsetting option; or (2) cash, receivables and liquid debt securities with a value sufficient at all times to cover its potential obligations. The Fund will comply with SEC guidelines with respect to coverage of these strategies and, if the guidelines require, will set aside cash, liquid securities and other permissible assets ("Segregated Assets") in a segregated account with the Custodian in the prescribed amount. Segregated Assets cannot be sold or closed out while the hedging strategy is outstanding, unless the Segregated Assets are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS STRATEGIES

OPTIONS ON SECURITIES. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security (or a cash amount equal to the value of the index) at the exercise price. The amount of a premium received or paid for an option is based upon certain factors including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates.

OPTIONS ON STOCK INDICES. A stock index assigns relative values to the stock included in the index, and the index fluctuates with changes in the market values of the stocks included in the index. Stock index options operate in the same way as the more traditional options on securities except that stock index options are settled exclusively in cash and do not involve delivery of securities. Thus, upon exercise of stock index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the stock index.

OPTIONS ON FUTURES. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell a security, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

OPTIONS ON FOREIGN CURRENCY. Options on foreign currency operate in the same way as more traditional options on securities except that currency options are settled exclusively in the currency subject to the option. The value of a currency option is dependent upon the value of the currency relative to the U.S. dollar and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Fund may be disadvantaged by having to deal in an odd lot market (generally consisting in transactions of less than $1 million) for the underlying currencies at prices that are less favorable than round lots. To the extent that the U.S. options markets are closed while the market for the underlying currencies are open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

RISKS

There are certain investment risks associated with options transactions. These risks include: (1) dependence on the Adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlation between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Fund invests; and (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Fund's ability to limit exposures by closing its positions. The potential loss to the Fund from investing in certain types of futures transactions is unlimited.

Other risks include the inability of the Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund. There is no assurance that a counterparty in an over-the-counter option transaction will be able to perform its obligations. The Fund's activities in options markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce the Fund's yield.

                              REPURCHASE AGREEMENTS

GENERAL. The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund purchases securities from a bank or securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and at a price reflecting a market rate of interest unrelated to the purchased security. During the term of a repurchase agreement, the Portfolio's custodian, subcustodian or tri-party custodian maintains possession of the purchased securities and any underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements allow the Fund to earn income for periods as short as overnight, while retaining the flexibility to pursue longer-term investments.

RISKS. Repurchase agreements involve credit risk. In the event that bankruptcy, insolvency or similar proceedings are commenced against a counterparty, the Fund may have difficulties in exercising its rights to the underlying securities. The Fund may incur costs and expensive time delays in disposing of the underlying securities and it may suffer a loss. Failure by the other party to deliver a security or currency purchased or lent by the Fund may result in a missed opportunity to make an alternative investment. Favorable insolvency laws that allow the Fund, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty reduce counterparty insolvency risk with respect to repurchase agreements. The Fund will only enter a repurchase agreement with a seller that the Adviser believes presents minimal credit risk.

                             WHEN-ISSUED SECURITIES

GENERAL. The Fund may purchase securities offered on a when-issued or delayed-delivery basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within a certain period of time after the transaction, but delayed settlements beyond that period may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and thus, no interest accrues to the purchaser from the transaction. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

RISKS. At the time the Fund makes a commitment to purchase securities in this manner, the Fund immediately assumes the risk of ownership, including the risk that the value of the security may decline. The use of when-issued transactions enables the Fund to protect against anticipated changes in interest rates and prices, but may also increase the volatility of the Fund's asset value per unit. Failure by a counterparty to deliver a security purchased by the Fund on a when-issued or delayed-delivery basis may result in a loss to the Fund or a missed opportunity to make an alternative investment.

                       ILLIQUID AND RESTRICTED SECURITIES

GENERAL. The term "illiquid securities," as used herein, means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities include: (1) repurchase agreements not entitling the holder to payment of principal within seven days; (2) purchased over-the-counter options;
(3) securities which are not readily marketable; and (4) securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act ("restricted securities").

RISKS. Limitations on resale may have an adverse effect on the marketability of a security and the Fund might also have to cause an issuer to register a restricted security in order to dispose of it, resulting in expense and delay. Generally, the Fund would not have the right to require an issuer to register a restricted security. The Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

DETERMINATION OF LIQUIDITY. The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are not illiquid.

                          TEMPORARY DEFENSIVE POSITION

The Fund may invest in prime quality money market instruments, pending investment of cash balances. The Fund may also assume a temporary defensive position and may invest without limit in prime quality money market instruments. Prime quality instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Adviser to be of comparable quality. Appendix A summarizes the short-term ratings of several NRSROs.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which the Fund may invest include short-term U.S. Government Securities, commercial paper, bankers' acceptances, certificates of deposit, interest-bearing savings deposits of commercial banks, repurchase agreements concerning securities in which the Fund may invest and money market mutual funds.

                               CORE AND GATEWAY(R)

The Fund may seek to achieve its investment objective by converting to a Core and Gateway(R) structure. A Fund operating under a Core and Gateway(R) structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway(R) structure if it would materially increase costs to the Fund's shareholders. The Board will not convert the Fund to a Core and Gateway(R) structure without notice to the shareholders.

INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

For purposes of all investment policies of the Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of the Fund and the Fund's investment objective cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of the Fund may be changed by the Board without shareholder approval.

                             FUNDAMENTAL LIMITATIONS

The Fund has adopted the following investment limitations, that cannot be changed by the Board without shareholder approval. The Fund may not:

BORROWING MONEY

Borrow money if, as a result, outstanding borrowings would exceed an amount equal to 33 1/3% of the Fund's total assets.

CONCENTRATION

Purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on: (1) investments in U.S. Government Securities, in repurchase agreements covering U.S. Government Securities, in tax-exempt securities issued by the states, territories or possessions of the United States ("municipal securities") or in foreign government securities; or (2) investments in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies provided that the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

DIVERSIFICATION

With respect to 75% of its assets, purchase a security (other than a U.S. Government Security or security of an investment company) if, as a result: (1) more than 5% of the Fund's total assets would be invested in the securities of a single issuer; or (2) the Fund would own more than 10% of the outstanding voting securities of a single issuer.

UNDERWRITING ACTIVITIES

Underwrite securities issued by other persons except to the extent that in connection with the disposition of portfolio securities the Fund may be deemed to be an underwriter.

MAKING LOANS

Make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

PURCHASES AND SALES OF REAL ESTATE

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities backed by real estate or securities of companies engaged in the real estate business).

PURCHASES AND SALES OF COMMODITIES

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

ISSUANCE OF SENIOR SECURITIES

Issue senior securities except pursuant to Section 18 of the 1940 Act.

                           NON-FUNDAMENTAL LIMITATIONS

The Fund has adopted the following investment limitations that may be changed by the Board without shareholder approval. The Fund may not:

SECURITIES OF INVESTMENT COMPANIES

Invest in the securities of any investment company except to the extent permitted by the 1940 Act.

SHORT SALES

Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that options transactions are not deemed to constitute selling securities short.

ILLIQUID SECURITIES

Invest more than 15% of its net assets in illiquid assets such as: (1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and (3) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.

PURCHASES ON MARGIN

Purchase securities on margin, except that the Fund may use short-term credit for the clearance of the Fund's transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

BORROWING

Purchase or otherwise acquire any security if the total of borrowings would exceed 5% of the value of its total assets.

EXERCISING CONTROL OF ISSUERS

Make investments for the purpose of exercising control of an issuer. Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

PERFORMANCE DATA AND ADVERTISING
--------------------------------------------------------------------------------

                                PERFORMANCE DATA

The Fund may quote  performance  in various ways.  All  performance  information
supplied  in  advertising,  sales  literature,   shareholder  reports  or  other
materials is historical and is not intended to indicate future returns.

The Fund may compare any of its performance information with:

     o Data published by independent evaluators such as Morningstar, Inc., Lipper Inc., iMoneyNet, Inc. (IBC Financial Data, Inc.), CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies").

     o    The performance of other mutual funds.

     o The performance of recognized stock, bond and other indices, including but not limited to the Standard & Poor's 500(R) Index, the Russell 2000(R) Index, the Russell Midcap(R) Index, the Russell 1000(R) Value Index, the Russell 2500(R) Index, the Morgan Stanley Capital International - Europe, Australasia and Far East Index, the Dow Jones Industrial Average, the Salomon Brothers Bond Index, the Shearson Lehman Bond Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph or similar illustration.

Indices are not used in the management of the Fund but rather are standards by which the Fund's Adviser and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

The Fund may refer to: (1) general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

The performance of the Fund will fluctuate in response to market conditions and other factors.

                            PERFORMANCE CALCULATIONS

The performance of the Fund may be quoted in terms of total return. Table 1 in Appendix C includes performance information for the Fund.

                            TOTAL RETURN CALCULATIONS

The total return of the Fund shows the Fund's overall change in value, including changes in share price, and assumes all of the Fund's distributions are reinvested.

Total return figures may be based on amounts invested in the Fund.

AVERAGE ANNUAL TOTAL RETURN

Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total return, the Fund: (1) determines the growth or decline in value of a hypothetical historical investment over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.


Average annual total return before taxes on distributions and/or sale of Fund Shares is calculated according to the following formula:


         P(1+T)n = ERV

         Where:
                  P        =        a hypothetical initial payment of $1,000
                  T        =        average annual total return
                  n        =        number of years
                  ERV      =        ending redeemable  value: ERV is the value,
                                    at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period

Average annual total return, after taxes on distributions, but before taxes on the sale of Fund shares, is calculated according to the following formula:

         P (1 + T)n  =  ATV[D]

         Where:
                  P =               hypothetical initial payment of $1,000;
                  T =               average annual total  return (after taxes on
                                    distributions);
                  n =               period covered by the computation, expressed
                                    in years.
                  ATV[D] =          ending  value  of a  hypothetical  $1,000
                                    payment made at the  beginning of the 1-, 5-
                                    or 10-year (or other)  periods at the end of
                                    the   applicable   period   (or   fractional
                                    portion), after taxes on fund distributions but not after taxes on redemptions.

The Fund calculates taxes due on any distributions using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, ordinary income tax rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of each distribution will be as specified by the Fund on the dividend declaration date, unless adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact of the distribution on an individual taxpayer on the reinvestment date. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Note that the required tax rates may vary over the measurement period.

Average annual total return, after taxes on distributions and sale of Fund shares, is calculated according to the following formula:

         P (1 + T)n  =  ATV[DR]

         Where:

                  P =               hypothetical initial payment of $1,000;
                  T =               average annual total return (after taxes on
                                    distributions and  sale  of  Fund  shares);
                  n =               period covered by the computation, expressed
                                    in years.
                  ATV[DR] =         ending value of a hypothetical $1,000
                                    payment made at the beginning of the 1-, 5- or 10-year (or other) periods at the end of the applicable period (or fractional portion), after taxes on fund distributions and sale of Fund shares.

The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and for shares acquired through reinvested dividends. The Fund does not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

The Fund calculates capital gain taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The Fund assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.


OTHER MEASURES OF TOTAL RETURN

Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods. For instance, the Fund may quote unaveraged or cumulative total returns, which reflect the Fund's performance over a stated period of time. Moreover, total returns may be stated in their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.

Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period.

Period total return, without considering taxes on distributions or on sales of Fund shares, is calculated according to the following formula:


         PT = (ERV/P-1)

         Where:
                  PT       =        period total return

                  The other definitions are the same as in average annual total return before taxes on distributions and/or sale of Fund shares described above.

Because average annual returns tend to smooth out variations in the Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results.


                                  OTHER MATTERS

The Fund may also include a variety of information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; (for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively); (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar-cost averaging; (6) biographical descriptions of the Fund's portfolio managers and the portfolio management staff of the Fund's investment adviser, summaries of the views of the portfolio managers with respect to the financial markets, or descriptions of the nature of the Adviser's and its staff's management techniques; (7) the results of a hypothetical investment in the Fund over a given number of years, including the amount that the investment would be at the end of the period; (8) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (9) the NAV, net assets or number of shareholders of the Fund as of one or more dates; and
(10) a comparison of the Fund's operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies and the manner of calculating and reporting performance.

As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase in $90) and $1,118 at the end of the second year (an increase in $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. These examples are for illustrative purposes only and are not indicative of the Fund's performance.

The Fund may advertise information regarding the effects of applicable systematic investment and systematic withdrawal plans, including the principal of dollar-cost averaging. In a dollar-cost averaging program, an investor invests a fixed dollar amount in the Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not insure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month for a period of six months in a fund, the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:


                   SYSTEMATIC                       SHARE                        SHARES PURCHASED
   PERIOD          INVESTMENT                       PRICE
      1               $100                           $10                              10.00
      2               $100                           $12                               8.33
      3               $100                           $15                               6.67
      4               $100                           $20                               5.00
      5               $100                           $18                               5.56
      6               $100                           $16                               6.25
                ----------------                ---------------                 -------------------
 Total Invested:      $600        Average Price:    $15.17       Total Shares:        41.81

In connection with its advertisements, the Fund may provide "shareholder's letters" which serve to provide shareholders or investors with an introduction to the Fund's, the Trust's or the Trust's service providers' policies or business practices.

MANAGEMENT
--------------------------------------------------------------------------------

                              TRUSTEES AND OFFICERS


The Trustees and officers are responsible for managing the Fund's affairs and for exercising the Fund's powers except those reserved for the shareholders and those assigned to the Adviser or other service providers. Each Trustee holds office until he or she resigns, is removed or a successor is elected and qualified. Each officer is elected to serve until he or she resigns, is removed or a successor has been duly elected and qualified.

The names of the Trustees and officers of the Trust, their position with the Trust, length of time serving the Trust, address, date of birth and principal occupations during the past five years are set forth below. For the Trustees, information concerning the number of portfolios in the Fund Complex overseen by the Trustee and other Trusteeships held by the Trustee has also been included. The Fund Complex includes four other investment companies for which the Forum Financial Group, LLC group of companies provides services.


------------------------------ ----------- ----------- -------------------------------- -------------- ------------------

                                                                                          NUMBER OF
                                                                                         PORTFOLIOS
                                                                                           IN FUND           OTHER
                               POSITION    LENGTH OF   PRINCIPAL OCCUPATION(S) DURING      COMPLEX       TRUSTEESHIPS
            NAME,              WITH THE    TIME                 PAST 5 YEARS             OVERSEEN BY   HELD BY TRUSTEES
       AGE AND ADDRESS           TRUST      SERVED 2                                       TRUSTEE
------------------------------ ----------- ----------- -------------------------------- -------------- ------------------
INTERESTED TRUSTEE
------------------------------ ----------- ----------- -------------------------------- -------------- ------------------
John Y. Keffer 1               Chairman    1989-Present Member and Director, Forum       29             Chairman/
Born:  July 15, 1942           President                Financial Group, LLC (a mutual                  President,
Two Portland Square                                     fund services holding company)                  Monarch Funds
Portland, ME 04101                                      Director, various affiliates
                                                        of Forum Financial Group, LLC
                                                        including Forum Fund Services,
                                                        LLC (Trust's underwriter)
                                                        Chairman/President, Core
                                                        Trust(Delaware) Chairman/
                                                        President of two other
                                                        investment companies within
                                                        the fund complex.
------------------------------ ----------- ----------- -------------------------------- -------------- ------------------
1   John Y. Keffer indirectly controls the entities that provide administration, distribution,  fund accounting,  transfer agency and custodial  services to the Trust.  Mr. Keffer also indirectly controls Forum Investment  Advisors,
    LLC, the investment adviser to certain Trust series.
2   Each Trustee and Officer holds office until he or she resigns, is removed or a successor is elected and qualified.



                                       15


------------------------------ ----------- ----------- -------------------------------- -------------- ------------------

                                                                                          NUMBER OF
                                                                                         PORTFOLIOS
                                                                                           IN FUND           OTHER
                               POSITION    LENGTH OF   PRINCIPAL OCCUPATION(S) DURING      COMPLEX       TRUSTEESHIPS
            NAME,              WITH THE    TIME                 PAST 5 YEARS             OVERSEEN BY   HELD BY TRUSTEES
       AGE AND ADDRESS           TRUST      SERVED 2                                       TRUSTEE
------------------------------ ----------- ----------- -------------------------------- -------------- ------------------
DISINTERESTED TRUSTEES
------------------------------ ----------- ----------- -------------------------------- -------------- ------------------
Costas Azariadis               Trustee     1989-Present Professor of Economics,          27             None
Born:  February 15, 1943                                University of California-Los
Department of Economics                                 Angeles
University of California                                Visiting Professor of
Los Angeles, CA 90024                                   Economics, Athens University
                                                        of Economics and Business 1998
                                                        - 1999 Trustee of one other
                                                        investment company within the
                                                        fund complex
------------------------------ ----------- ----------- -------------------------------- -------------- ------------------
James C. Cheng                 Trustee     1989-Present President, Technology            27             None
Born:  July 26, 1942                                    Marketing Associates
27 Temple Street                                        (marketing company for small
Belmont, MA 02718                                       and medium sized businesses in
                                                        New England)
                                                        Trustee of one other
                                                        investment company within the
                                                        fund complex
------------------------------ ----------- ----------- -------------------------------- -------------- ------------------
J. Michael Parish              Trustee     1989-Present Partner, Wolfe, Block, Schorr    27             None
Born:  November 9, 1943                                 and Solis-Cohen LLP (law firm)
250 Park Avenue                                         since 2002
New York, NY 10177                                      Partner, Thelen Reid & Priest
                                                        LLP (law  firm) from 1995
                                                        -  2002  Trustee  of  one
                                                        other investment  company
                                                        within the fund complex
------------------------------ ----------- ----------- -------------------------------- -------------- ------------------
OFFICERS
------------------------------ ----------- ----------- -------------------------------- -------------- ------------------
Thomas G. Sheehan              Vice                     Director of Business             N/A            N/A
Born:  July 15, 1954           President/  2000-Present Development, Forum Financial
Two Portland Square            AsSecretary              Group, LLC since 2001
Portland, ME 04101                                      Managing Director and Counsel,
                                                        Forum  Financial   Group,
                                                        LLC  from  1993  to  2001
                                                        Vice   President  of  one
                                                        other investment  company
                                                        within the fund complex
------------------------------ ----------- ----------- -------------------------------- -------------- ------------------
Lisa J. Weymouth               Vice                     Director and Manager, Forum      N/A            N/A
Born:  May 4, 1968             President/ 2001-Present  Shareholder Services, LLC
Two Portland Square            AsSecretary              (transfer agent)
Portland, Maine  04101                                  Director, Forum
                                                        Administrative Services, LLC
                                                        (mutual fund administrator)
                                                        since 2001
------------------------------ ----------- ----------- -------------------------------- -------------- ------------------
2    Each Trustee and Officer  holds office until he or she resigns,  is removed or a successor is elected and qualified.



                                       16


------------------------------ ----------- ----------- -------------------------------- -------------- ------------------

                                                                                          NUMBER OF
                                                                                         PORTFOLIOS
                                                                                           IN FUND           OTHER
                               POSITION    LENGTH OF   PRINCIPAL OCCUPATION(S) DURING      COMPLEX       TRUSTEESHIPS
            NAME,              WITH THE    TIME                 PAST 5 YEARS             OVERSEEN BY   HELD BY TRUSTEES
       AGE AND ADDRESS           TRUST      SERVED 2                                       TRUSTEE
------------------------------ ----------- ----------- -------------------------------- -------------- ------------------
OFFICERS
------------------------------ ----------- ----------- -------------------------------- -------------- ------------------
Stacey E. Hong                 Treasurer   2002-Present Director, Forum Accounting       N/A            N/A
Born:  May 10, 1966                                     Services, LLC since 1992
Two Portland Square                                     Treasurer of four other
Portland, ME 04101                                      investment companies within
                                                        the fund complex
------------------------------ ----------- ----------- -------------------------------- -------------- ------------------
Leslie K. Klenk                Secretary   1998-Present Counsel, Forum Financial         N/A            N/A
Born:  August 24, 1964                                  Group, LLC since 1998
Two Portland Square                                     Associate General Counsel,
Portland, ME 04101                                      Smith Barney Inc. (brokerage
                                                        firm) 1993 - 1998
                                                        Secretary of one other
                                                        investment company within the
                                                        fund complex
------------------------------ ----------- ----------- -------------------------------- -------------- ------------------

2 Each Trustee and Officer holds office until he or she resigns, is removed or a successor is elected and qualified.

TRUSTEE OWNERSHIP IN THE SAME FAMILY OF FUNDS
------------------------------------- ----------------------------------------- --------------------------------------
                                                                                 AGGREGATE DOLLAR RANGE OF OWNERSHIP
                                                                                AS OF DECEMBER 31, 2001 IN ALL FUNDS
                                                                                   OVERSEEN BY TRUSTEE IN THE SAME
                                      DOLLAR RANGE OF BENEFICIAL OWNERSHIP IN      FAMILY OF INVESTMENT COMPANIES
TRUSTEES                                              THE FUND
------------------------------------- ----------------------------------------- --------------------------------------
INTERESTED TRUSTEES
------------------------------------- ----------------------------------------- --------------------------------------
John Y. Keffer                                          None                               $10,001-$50,000
------------------------------------- ----------------------------------------- --------------------------------------
DISINTERESTED TRUSTEES
------------------------------------- ----------------------------------------- --------------------------------------
Costas Azariadis                                        None                                    None
------------------------------------- ----------------------------------------- --------------------------------------
James C. Cheng                                          None                                    None
------------------------------------- ----------------------------------------- --------------------------------------
J. Michael Parish                                       None                                    None
------------------------------------- ----------------------------------------- --------------------------------------


OWNERSHIP OF SECURITIES OF THE ADVISER AND RELATED COMPANIES

As of December 31, 2001, no Disinterested Trustee or any of his immediate family members owned beneficially or of record securities of any Trust investment adviser, its principal underwriter, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with any Trust investment adviser or principal underwriter.

INFORMATION CONCERNING TRUST COMMITTEES

AUDIT COMMITTEE. The Trust's Audit Committee consists of Messrs. Cheng, Parish, and Azariadis, constituting all of the Trust's Disinterested Trustees. Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. It also makes recommendations to the Board as to the selection of the independent public accountants, reviews the methods, scope, and result of the audits and audit fees charged, and reviews the Trust's internal accounting procedures and controls. During the fiscal period ended June 30, 2002, the Audit Committee did not meet.

NOMINATING COMMITTEE. The Trust's Nominating Committee, which meets when necessary, consists of Messrs. Cheng, Parish, and Azariadis, constituting all of the Trust's Disinterested Trustees. Pursuant to a charter adopted by the Board, the Nominating Committee is charged with the duty of nominating all Disinterested Trustees and committee members, and presenting these nominations to the Board. During the fiscal period ended June 30, 2002, the Nominating Committee did not meet.

VALUATION COMMITTEE. The Trust's Valuation Committee consists of Messrs. Keffer and Cheng, any two officers of the Trust, and a senior representative of the Trust's investment adviser for the Trust's series requiring valuation. Pursuant to a charter adopted by the Board, the Valuation Committee reviews and provides advice regarding the Trust's policies and procedures for determining net asset value per share of the Trust's series. The Valuation Committee also produces fair value determinations for securities maintained in the portfolios of the Trust's series consistent with valuation procedures approved by the Board. The Valuation committee meets when necessary and, during the fiscal period ended June 30, 2002, met two times.


                      COMPENSATION OF TRUSTEES AND OFFICERS

Each Trustee of the Trust is paid a quarterly retainer fee of $1,500 for his service to the Trust. In addition, each Trustee will be paid a fee of $750 for each Board meeting attended (whether in person or by electronic communication). Trustees are also reimbursed for travel and related expenses incurred in attending Board meetings. Mr. Keffer receives no compensation (other than reimbursement for travel and related expenses) for his service as Trustee of the Trust. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.


The following table sets forth the d fees paid to each Trustee by the Fund and the Fund Complex, which includes all series of the Trust and four other investment companies for which Forum Financial Group, LLC provides services for the fiscal period ending June 30, 2002.

                                                                                                        TOTAL
                                                                                                   COMPENSATION
                             COMPENSATION FROM                                                     FROM TRUST AND
TRUSTEE                            FUND                BENEFITS              RETIREMENT             FUND COMPLEX
------------------------- ---------------------- ---------------------- ---------------------- ----------------------
John Y. Keffer                  $  0.00                    $0                     $0                  $   0.00
------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Costas Azariadis                 216.00                     0                      0                 18,750.00
------------------------- ---------------------- ---------------------- ---------------------- ----------------------
James C. Cheng                   216.00                     0                      0                 18,750.00
------------------------- ---------------------- ---------------------- ---------------------- ----------------------
J. Michael Parish                216.00                     0                      0                 18,750.00


                               INVESTMENT ADVISER

SERVICES OF ADVISER

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting portfolio transactions for the Fund.


OWNERSHIP OF ADVISER

The Adviser is a privately owned corporation organized under the laws of Maryland in 1976. The Adviser is controlled by Daniel F. Dent.

FEES

The Adviser's fee is calculated as a percentage of the Fund's average daily net assets. The fee is accrued daily by the Fund and is paid monthly based on average net assets for the previous month.

In addition to receiving its advisory fee from the Fund, the Adviser may also act and be compensated as investment manager for its clients with respect to assets they invested in the Fund. If you have a separately managed account with the Adviser with assets invested in the Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser against any investment management fee received from you.

Table 1 in Appendix B shows the dollar amount of the fees payable by the Fund to the Adviser, the amount of fees waived by the Adviser, and the actual fees received by the Adviser. The data are for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

OTHER PROVISIONS OF THE ADVISORY AGREEMENT


The Advisory Agreement remains in effect for a period of two years from the date of its effectiveness and then the agreement must be approved annually. Subsequently, the Advisory Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party (other than as Trustees of the Trust).

The Advisory Agreement is terminable without penalty by the Trust with respect to the Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by the Adviser on 60 days' written notice to the Trust. The Advisory Agreement terminates immediately upon assignment.

Under the Advisory Agreement, the Adviser is not liable for any error of judgment, mistake of law, or in any event whatsoever, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

ADVISORY AGREEMENT APPROVAL. In approving the continuation of the Advisory Agreement with respect to the Fund, the Board, including the Disinterested Trustees, carefully considered the nature and quality of services provided to the Fund, including information provided by the Adviser regarding its personnel servicing the Fund as well as the Adviser's compliance program. The Board was informed that the Adviser did not experience any material code of ethics, compliance violations or regulatory problems since the initial approval of the Advisory Agreement.

The Board also considered the Adviser's compensation and profitability for providing advisory services to the Fund and analyzed comparative information on fees, expenses, and performance of similar mutual funds. In this regard, the Board noted that while the Adviser's contractual advisory fee was higher than the mean and median advisory fee for its Lipper Inc. peer group, the Adviser's advisory fee after waivers was below the mean and median advisory fee, after waivers, for its Lipper Inc. peer group. The Board also noted the Adviser's intent to continue to waive a portion of its fee through September 30, 2003 in order to maintain the Fund's total annual operating expenses at 1.25% of the Fund's average daily net assets.

The Board reviewed the nature and extent of benefits that the Adviser received from the brokerage and research services it received from broker-dealers who executed portfolio transactions for the Fund and the Adviser's trading policies and average commissions per trade charged to the Fund. In addition, the Board was informed that the Adviser was financially able to provide advisory services to the Fund. The Board also considered the disaster recovery plan maintained by the Adviser.

After requesting and reviewing such information, as it deemed necessary, the Board concluded that the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.


                                   DISTRIBUTOR

DISTRIBUTOR; SERVICES AND COMPENSATION OF DISTRIBUTOR

FFS, the distributor (also known as principal underwriter) of the shares of the Fund is located at Two Portland Square, Portland, Maine 04101. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

FFS, FAdS, FAcS and FSS are each controlled indirectly by Forum Financial Group, LLC, which is controlled by John Y. Keffer.

Under a distribution agreement (the "Distribution Agreement") with the Trust, FFS acts as the agent of the Trust in connection with the offering of shares of the Fund. FFS continually distributes shares of the Fund on a best effort basis. FFS has no obligation to sell any specific quantity of Fund shares.

FFS may enter into arrangements with various financial institutions through which you may purchase or redeem shares. FFS may, at its own expense and from its own resources, compensate certain persons, including the Adviser, who provide services in connection with the sale or expected sale of shares of the Fund.

FFS may enter into agreements with selected broker-dealers, banks or other financial institutions for distribution of shares of the Fund. These financial institutions may charge a fee for their services and may receive shareholder service fees even though shares of the Fund are sold with a sales charge. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Fund.

Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of the Fund in this manner should acquaint themselves with their institution's procedures and should read the Prospectus in conjunction with any materials and information provided by their institution. The financial institution, and not its customers, will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

FFS does not receive compensation for its distribution services.

OTHER PROVISIONS OF THE DISTRIBUTOR'S AGREEMENT

The Distribution Agreement with respect to the Fund must be approved at least annually by the Board or by majority vote of the shareholders of the Fund and, in either case, by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust).

The Distribution Agreement is terminable without penalty by the Trust with respect to the Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders, or by a majority vote of the Board, or by FFS on 60 days' written notice to the Trust.

Under the Distribution Agreement, FFS is not liable to the Trust or the Trust's shareholders for any error of judgment or mistake of law, for any loss arising out of any investment or for any act or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Under the Distribution Agreement, FFS and certain related parties (such as FFS's officers and persons that control FFS) are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in the Trust's Registration Statement or any alleged omission of a material fact required to be stated in the Registration Statement to make statements contained therein not misleading. The Trust, however, will not indemnify FFS for any such misstatements or omissions if they were made in reliance upon information provided in writing by FFS in connection with the preparation of the Registration Statement.

                          OTHER FUND SERVICE PROVIDERS

ADMINISTRATOR

As administrator, pursuant to an administration agreement with the Trust (the "Administration Agreement"), FAdS is responsible for the supervision of the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.

For its services, FAdS receives a fee from the Fund at an annual rate of 0.10% of the average daily net assets of the Fund, $24,000 annually, plus $2,000 annually for one registered representative.

The Administration Agreement with respect to the Fund must be approved at least annually by the Board or by majority vote of the shareholders of that Fund and, in either case, by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust). The Administration Agreement is terminable without penalty by the Trust or by FAdS with respect to the Fund on 60 days' written notice to the Trust.

Under the Administration Agreement, FAdS is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, FAdS and certain related parties (such as FAdS's officers and persons who control FAdS) are indemnified by the Trust against any and all claims and expenses related to FAdS's actions or omissions that are consistent with FAdS's contractual standard of care.

Table 2 in Appendix B shows the dollar amount of the fees payable by the Fund to FAdS, the amount of the fee waived by FAdS, and the actual fees received by FAdS. The data is for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

FUND ACCOUNTANT

As fund accountant, pursuant to an agreement with the Trust (the "Accounting Agreement"), FAcS provides fund accounting services to the Fund. These services include calculating the NAV of the Fund and preparing the Fund's financial statements and tax returns.

For its services, FAcS receives a fee from the Fund at an annual rate of 0.01% of the average daily net assets of the Fund, $45,000 annually, plus $2,000 annually for the preparation of tax returns and certain surcharges based upon the number and type of the Fund's portfolio transactions and positions. The fee is accrued daily by the Fund and is paid monthly based on the transactions and positions for the previous month.

The Accounting Agreement with respect to the Fund must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust). The Accounting Agreement is terminable without penalty by the Trust or by FAcS with respect to the Fund on 60 days' written notice.

Under the Accounting Agreement, FAcS is not liable for any action or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith, gross negligence or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, FAcS and certain related parties (such as FAcS's officers and persons who control FAcS) are indemnified by the Trust against any and all claims and expenses related to FAcS's actions or omissions that are consistent with FAcS's contractual standard of care.

Under the Accounting Agreement, in calculating the Fund's NAV, FAcS is deemed not to have committed an error if the NAV it calculates is within 1/10 of 1% of the actual NAV (after recalculation). The agreement also provides that FAcS will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal to 1/2 of 1% or less than or equal to $10.00. In addition, FAcS is not liable for the errors of others, including the companies that supply securities prices to FAcS and the Fund.

Table 3 in Appendix B shows the dollar amount of the fees payable by the Fund to FAcS, the amount of the fee waived by FAcS, and the actual fees received by FAcS. The data is for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

TRANSFER AGENT

As transfer agent and distribution paying agent, pursuant to an agreement with the Trust ("Transfer Agency Agreement"), FSS maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. FSS is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.

For its services, FSS receives a fee from the Fund of $24,000 annually, $24 per shareholder account annually, plus certain out-of-pocket expenses. The fee is accrued daily by the Fund and is paid monthly based on the average net assets for the previous month.

The Transfer Agency Agreement with respect to the Fund must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust). The Transfer Agency Agreement is terminable without penalty by the Trust or by FFS with respect to the Fund on 60 days' written notice.

Under the Transfer Agency Agreement, FSS is not liable for any act in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties under the agreement. Under the agreement, FSS and certain related parties (such as FSS's officers and persons who control FSS) are indemnified by the Trust against any and all claims and expenses related to FSS's actions or omissions that are consistent with FSS's contractual standard of care.

Table 4 in Appendix B shows the dollar amount of the fees payable by the Fund to FSS, the amount of the fee waived by FSS, and the actual fees received by FSS. The data is for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

CUSTODIAN

The Custodian, pursuant to an agreement with the Trust, safeguards and controls the Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Fund's domestic and foreign assets. The Custodian is located at Two Portland Square, Portland, Maine 04101.

For its services, the Custodian receives a fee at an annual rate of 0.01% of the Fund's average daily net assets, $3,600 annually, plus certain transaction costs and out-of-pocket expenses. The Fund also pays an annual maintenance custody fee as well as certain other transaction fees. These fees are accrued daily by the Fund and are paid monthly based on average net assets and transactions for the previous month.

LEGAL COUNSEL

Seward & Kissel LLP, 1200 G Street, NW, Washington, D.C. 20005, passes upon legal matters in connection with the issuance of shares of the Trust.

INDEPENDENT AUDITORS

Deloitte & Touche LLP, 200 Berkeley Street, 14th Floor, Boston, Massachusetts, 02116-5022, independent auditors, has been selected as independent auditors for the Fund. The auditor audits the Fund's annual financial statements and provides the Fund with an audit opinion. The auditors also review certain regulatory filings of the Fund and the Fund's tax returns.

PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

                      HOW SECURITIES ARE PURCHASED AND SOLD


Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and securities convertible into common stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and (2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary, in order to obtain best execution, the Adviser will utilize the services of others.

The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflect the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

                                COMMISSIONS PAID

Table 5 in Appendix B shows the aggregate brokerage commissions paid by the Fund as well as aggregate commissions paid to an affiliate of the Fund or the Adviser. The data presented are for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

                 ADVISER RESPONSIBILITY FOR PURCHASES AND SALES


The Adviser places orders for the purchase and sale of securities with broker-dealers selected by and in the discretion of the Adviser. The Fund has no obligation to deal with a specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula.


The Adviser seeks "best execution" for all portfolio transactions. This means that the Adviser seeks the most favorable price and execution available. The Adviser's primary consideration in executing transactions for the Fund is prompt execution of orders in an effective manner and at the most favorable price available.

                             CHOOSING BROKER-DEALERS

The Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

Consistent with applicable rules and the Adviser's duties, the Adviser may: (1) consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund; and (2) payments made by brokers effecting transactions for the Fund (these payments may be made to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which those other persons would be obligated to pay).

                         OBTAINING RESEARCH FROM BROKERS

The Adviser may give consideration to research services furnished by brokers to the Adviser for its use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Adviser's own internal research and investment strategy capabilities. This research may be used by the Adviser in connection with services to clients other than the Fund, and not all research services may be used by the Adviser in connection with the Fund. The Adviser's fees are not reduced by reason of the Adviser's receipt of research services.

The Adviser has full brokerage discretion. It evaluates the range and quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. Under certain circumstances, the value of research provided by a broker-dealer may be a factor in the selection of a broker. This research would include reports that are common in the industry. Typically, the research will be used to service all of the Adviser's accounts, although a particular client may not benefit from all the research received on each occasion. The nature of the services obtained for clients include industry research reports and periodicals, quotation systems, software for portfolio management and formal databases.


Occasionally, the Adviser utilizes a broker and pays a slightly higher commission than another might charge. The higher commission is paid because of the Adviser's need for specific research, for specific expertise a firm may have in a particular type of transaction (due to factors such as size or difficulty), or for speed/efficiency in execution. Since most of the Adviser's brokerage commissions for research are for economic research on specific companies or industries, and since the Adviser follows a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the Adviser's clients and the Fund's investors.

                                COUNTERPARTY RISK

The Adviser monitors the creditworthiness of counterparties to the Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.


                         TRANSACTIONS THROUGH AFFILIATES


The Adviser may effect transactions through affiliates of the Adviser (or affiliates of those persons) pursuant to procedures adopted by the Trust. The Adviser currently does not have any affiliates.

                          OTHER ACCOUNTS OF THE ADVISER

Investment decisions for the Fund are made independently from those for any other account or investment company that is or may in the future become advised by the Adviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. A particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for the Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

                               PORTFOLIO TURNOVER

The frequency of portfolio transactions of the Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time, the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all the securities in a fund were replaced once in a period of one year. High portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses.

                      SECURITIES OF REGULAR BROKER-DEALERS

From time to time, the Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parent companies of those brokers and dealers. For this purpose, regular brokers and dealers means the 10 brokers or dealers that: (1) received the greatest amount of brokerage commissions during the Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund's last fiscal year; or (3) sold the largest amount of the Fund's shares during the Fund's last fiscal year.

Table 6 in Appendix B lists the Fund's regular brokers and dealers whose securities (or the securities of the parent company) were acquired during the Fund's most recent fiscal year. Table 6 also includes the aggregate value of the Fund's holdings of those securities as of the Fund's most recent fiscal year.

PURCHASE AND REDEMPTION INFORMATION
--------------------------------------------------------------------------------

                               GENERAL INFORMATION

You may effect purchases or redemptions or request any shareholder privilege in person at FSS's offices located at Two Portland Square, Portland, Maine 04101.

The Fund accepts orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed.

Not all classes or funds of the Trust may be available for sale in the state in which you reside. Please check with your investment professional to determine a class or fund's availability.

                         ADDITIONAL PURCHASE INFORMATION

Shares of the Fund are sold on a continuous basis by the distributor. The Fund reserves the right to refuse any purchase request.

Fund shares are normally issued for cash only. Consistent with the provisions of the Trust's Trust Instrument, the Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. The Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

                                      IRAS

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the investment is received.

UGMAS/UTMAS

If the custodian's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the custodian must provide instructions in a manner indicating custodial capacity.

                    PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Fund directly. When you purchase the Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures, you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your financial institution for further information. If you hold shares through a financial institution, the Fund may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Fund is not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of the Fund through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

                        ADDITIONAL REDEMPTION INFORMATION

The Fund may redeem shares involuntarily to: (1) reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased; or (2) collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus.

                        SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may, by order, permit for the protection of the shareholders of the Fund.


                               REDEMPTION IN KIND


Redemption proceeds normally are paid in cash. If deemed appropriate and advisable by the Adviser, the Fund may satisfy a redemption request from a shareholder by distributing portfolio securities pursuant to procedures adopted by the Board. The Trust has filed an election with the SEC pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

                                NAV DETERMINATION

In determining the Fund's NAV, securities for which market quotations are readily available are valued at current market value using the last reported sales price provided by independent pricing services. If no sale price is reported, the average of the last bid and ask price is used.

If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

                                  DISTRIBUTIONS

Distributions of net investment income will be reinvested at the Fund's NAV (unless you elect to receive distributions in cash) as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the Fund's NAV (unless you elect to receive distributions in cash) on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.


TAXATION
--------------------------------------------------------------------------------

The tax information set forth in the Prospectus and the information in this section relates solely to U.S. Federal income tax law and assumes that the Fund qualifies as a regulated investment company (as discussed below). This information is only a summary of certain key Federal income tax considerations affecting the Fund and its shareholders and is in addition to the information provided in the Prospectus. No attempt has been made to present a complete explanation of the Federal tax treatment of the Fund or the tax implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.


ALL INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISORS AS TO THE FEDERAL, STATE, LOCAL AND FOREIGN TAX PROVISIONS APPLICABLE TO THEM.


                 QUALIFICATION AS A REGULATED INVESTMENT COMPANY

The Fund intends, for each tax year, to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of the Fund.

The tax year end of the Fund is June 30 (the same as the Fund's fiscal year end).

                            MEANING OF QUALIFICATION


As a regulated investment company, the Fund will not be subject to Federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company the Fund must satisfy the following requirements:


     o The Fund must distribute at least 90% of its investment company taxable income for the tax year. (Certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

     o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing in securities.

     o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

                               FAILURE TO QUALIFY


If for any tax year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits.


Failure to qualify as a regulated investment company would thus have a negative impact on the Fund's income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year.

                               FUND DISTRIBUTIONS

The Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income. A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

The Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but the Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain regardless of how long you have held shares. These distributions do not qualify for the dividends-received deduction.


Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Returns of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.


All distributions by the Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another fund). If you receive distributions in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares whose NAV at the time reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of the Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. Federal income tax consequences of distributions made (or deemed made) during the year.

                               FEDERAL EXCISE TAX


A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of the Fund's income must be distributed during the next calendar year. The Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in the calendar year.

For purposes of calculating the excise tax, the Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) excludes foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

                          SALE OR REDEMPTION OF SHARES


In general, you will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and your adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if you purchase (for example, by reinvesting dividends) other shares of the Fund within 30 days before or after the sale or redemption (a so called "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. For this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted in determining the holding period of such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

                             BACKUP WITHHOLDING TAX

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 30% of distributions, and the proceeds of redemptions of shares, paid to you if you: (1) have failed to provide your correct taxpayer identification number; (2) are subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) have failed to certify to the Fund that you are not subject to backup withholding or that you are a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against your Federal income tax liability or refunded.


                              FOREIGN SHAREHOLDERS


If you are a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership ("foreign shareholder"), the tax implications of income received from the Fund will depend on whether the income from the Fund is "effectively connected" with your U.S. trade or business.

If the income from the Fund is not effectively connected with your U.S. trade or business, distributions of ordinary income (and short-term capital gains) paid to you will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. You generally would be exempt from U.S. Federal income tax on gain realized on the sale of shares of the Fund and distributions of net capital gain from the Fund. Special rules apply in the case of a shareholder that is a foreign trust or foreign partnership.

If the income from the Fund is effectively connected with your U.S. trade or business, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of the Fund will be subject to U.S. Federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a non-corporate foreign shareholder, the Fund may be required to withhold U.S. Federal income tax at a rate of 30% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to distributions from the Fund can differ from the U.S. Federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in the Fund.

                              STATE AND LOCAL TAXES


The tax rules of the various states of the U.S. and their local jurisdictions with respect to distributions from the Fund can differ from the U.S. Federal income taxation rules described above. These state and local rules are not discussed herein. You are urged to consult your tax advisers as to the consequences of state and local tax rules with respect to an investment in the Fund.

                               FOREIGN INCOME TAX

Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to know the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries cannot be determined.



OTHER MATTERS
-------------------------------------------------------------------------------

                         THE TRUST AND ITS SHAREHOLDERS

GENERAL INFORMATION

Forum Funds was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996, the Trust succeeded to the assets and liabilities of Forum Funds, Inc.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:


Austin Global Equity Fund                       Fountainhead Special Value Fund
BrownIA Growth Equity Fund                      Investors Bond Fund
BrownIA Maryland Bond Fund                      Maine TaxSaver Bond Fund
BrownIA Small-Cap Growth Fund(1)                Mastrapasqua Growth Value Fund
BrownIA Intermediate Bond Fund(2)               New Hampshire TaxSaver Bond Fund
Daily Assets Cash Fund(3)                       Payson Balanced Fund
Daily Assets Government Fund(3)                 Payson Value Fund
Daily Assets Government Obligations Fund(3)     Polaris Global Value Fund
Daily Assets Treasury Obligations Fund(4)       Shaker Fund(5)
DF Dent Premier Growth Fund                     TaxSaver Bond Fund
Equity Index Fund                               The Advocacy Fund
Fountainhead Special Value Fund                 Winslow Green Growth Fund
Investors Bond Fund

(1) The Trust offers shares of beneficial interest in an institutional, A, B and C share class of this series.
(2) The Trust offers shares of beneficial interest in an institutional and A share class of this series.
(3) The Trust offers shares of beneficial interest in an institutional, institutional service and investor share class of these series.
(4) The Trust offers shares of beneficial interest in an institutional and institutional service share class of this series.
(5) The Trust offers shares of beneficial interest in an intermediary, A, B and C share classes of this series

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust, the Fund's investment adviser and the principal underwriter have adopted codes of ethics under Rule 17j-1, as amended, of the 1940 Act. These codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund.

The Trust and the Fund will continue indefinitely until terminated.

SERIES AND CLASSES OF THE TRUST

Each series or class of the Trust may have a different expense ratio and its expenses will affect each class's performance.

SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each series or class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares and each series or class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the series or class and other matters for which separate series or class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and (2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain series or classes of the Trust and thus only those such series or classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro-rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series') shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

TERMINATION OR REORGANIZATION OF TRUST OR ITS SERIES

The Trustees, may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation, so long as the surviving entity is an open-end management investment company. Under the Trust Instrument, the Trustees may also, without shareholder vote, sell and convey all or substantially all of the assets of the Trust to another trust, partnership, association or corporation, or cause the Trust to incorporate in the state of Delaware, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

Under the Trust Instrument, the Trustees may, with shareholder consent, sell or convey the assets of series created on or before May 1, 1999 or reorganize those series into another investment company registered under the 1940 Act. The sale or conveyance of assets of series created after May 1, 1999 or the reorganization of those series into another investment company registered under the 1940 Act may be effected by the Trustees without shareholder consent.

FUND OWNERSHIP


As of October 25, 2002, the officers and trustees of the Trust, as a group, owned less than 1% of the Fund's shares. From time to time, certain shareholders of record may own 5% or more of the Fund's shares. Shareholders known by the Fund to own beneficially 5% or more of the Fund's shares, as of October 25, 2002, are listed in Table 7 in Appendix B.


From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of October 25, 2002, no person owned 25% or more of the shares of the Fund (or of the Trust) and may be deemed to control the Fund (or the Trust). For each person listed that is a company, the jurisdiction under the laws of which the company is organized (if applicable) and the company's parents are listed.

CONTROLLING PERSON INFORMATION
----------------------------------------------------- --------------------------
                                                          PERCENTAGE OF
SHAREHOLDER                                                SHARES OWNED
----------------------------------------------------- --------------------------
None                                                             N/A
----------------------------------------------------- --------------------------

LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their states may decline to apply Delaware law on this point. The Trust's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust's Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations. FAdS believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete and, in each instance, are qualified by reference to the copy of such contract or other documents filed as exhibits to the registration statement.

FINANCIAL STATEMENTS


 The financial statements of the Fund for the period ended June 30, 2002, which are included in the Fund's Annual Report to shareholders, are incorporated
herein  by  reference.   The  financial   statements  include  the  schedule  of
investments, statement of assets and liabilities, statement of operations, statement of changes in net assets, financial highlights, notes and independent auditor's reports.

APPENDIX A
DESCRIPTION OF SECURITIES RATINGS
--------------------------------------------------------------------------------
                                 PREFERRED STOCK

MOODY'S

AAA An issue which is rated "aaa" is considered to be a top quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

AA An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

A An issue which is rated "a" is considered to be an upper medium-grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

BAA An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

BA An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

CAA An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

CA An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C             This is the lowest rated class of preferred or  preference  stock.
              Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

AAA           This is the  highest  rating  that may be  assigned  by Standard &
              Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB, B, CCC Preferred stock rated BB, B, and CCC is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C             A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

NOTE Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                               SHORT TERM RATINGS

MOODY'S

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
               o    Leading market positions in well-established industries.
               o    High rates of return on funds employed.
               o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
               o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
               o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT            Issuers rated Not Prime do not fall within any of the Prime
PRIME          rating categories.


S&P

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

FITCH


F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch Ratings' national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.


F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse changes in business, economic, or financial conditions.

F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

B Obligations for which the capacity for timely repayment is uncertain relative to other obligors in the same country. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

C Obligations for which there is a high risk of default to other obligors in the same country or which are in default.

APPENDIX B
MISCELLANEOUS TABLES
--------------------------------------------------------------------------------

TABLE 1 - INVESTMENT ADVISORY FEES

The following table shows the dollar amount of fees payable to the Adviser by the Fund, the amount of fee that was waived by the Adviser, if any, and the actual fees received by the Adviser.

                                                 ADVISORY FEE             ADVISORY FEE           ADVISORY FEE
                                                     PAYABLE                 WAIVED                RETAINED

   Period ended June 30, 2002                        $60,019                 $60,019                    $0


TABLE 2 - ADMINISTRATION FEES

The following table shows the dollar amount of fees payable to FAdS by the Fund, the amount of fee that was waived by FAdS, if any, and the actual fees received by FAdS.

                                              ADMINISTRATION FEE       ADMINISTRATION FEE      ADMINISTRATION FEE
                                                    PAYABLE                  WAIVED                 RETAINED

   Period ended June 30, 2002                        $28,970                    $0                    $28,970

TABLE 3 - ACCOUNTING FEES

The following table shows the dollar amount of fees payable to FAcS by the Fund, the amount of fee that was waived by FAcS, if any, and the actual fees received by FAcS.

                                            ACCOUNTING FEE PAYABLE   ACCOUNTING FEE WAIVED   ACCOUNTING FEE RETAINED

   Period ended June 30, 2002                        $43,664                    $0                    $43,664

TABLE 4 - TRANSFER AGENCY FEES

The following table shows the dollar amount of fees payable to FSS by the Fund, the amount of fee that was waived by FSS, if any, and the actual fees received by FSS.

                                              TRANSFER AGENCY FEE     TRANSFER AGENCY FEE      TRANSFER AGENCY FEE
                                                    PAYABLE                  WAIVED                 RETAINED

   Period ended June 30, 2002                        $26,168                    $0                    $26,168


TABLE 5 - COMMISSIONS

The following table shows the brokerage commissions of the Fund. The data is for the past three fiscal years (or shorter period if the Fund has been in operation for a shorter period).

                                                             TOTAL BROKERAGE     % OF BROKERAGE           % OF
                                                             COMMISSIONS ($)    COMMISSIONS PAID      TRANSACTIONS
                                                               PAID TO AN        TO AN AFFILIATE     EXECUTED BY AN
                                        TOTAL BROKERAGE     AFFILIATE OF THE     OF THE FUND OR     AFFILIATE OF THE
                                        COMMISSIONS ($)     FUND OR ADVISER          ADVISER         FUND OR ADVISER

Period ended June 30, 2002                    $8,297                $0                  0%                 0%


TABLE 6 - SECURITIES OF REGULAR BROKERS OR DEALERS

The following table lists the regular brokers and dealers of the Fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Fund's holdings of those securities as of the Fund's most recent fiscal year.

REGULAR BROKER OR DEALER                        VALUE HELD
None                                               N/A

Information regarding positions held in the securities of regular brokers and dealers of the Fund is not provided because the Fund had not commenced operations prior to the date of this SAI.

TABLE 7 - 5% SHAREHOLDERS

The following table lists: (1) the persons who owned of record 5% or more of the outstanding shares of a class of shares of the Fund; and (2) any person known by the Fund to own beneficially 5% or more of a class of shares of the Fund, as of October 25, 2002.

NAME AND ADDRESS                                   % OF FUND

Daniel F. Dent                                        13.49%
East Read Street
Baltimore, MD 21202

Daniel F. Dent as TTEE FBO                            7.97%
DF Dent & Company Inc.  PST
East Read Street
Baltimore, MD 21202

Everette G. Allen, Jr.                                4.99%
Federal Reserve Bank Building
701 E Byrd Street 16th Floor
Richmond, VA 23219

APPENDIX C
PERFORMANCE DATA
--------------------------------------------------------------------------------


The following table shows the Funds average total return before taxes, after taxes on distributions and after taxes on distributions and sales of Fund shares of June 30, 2002.


                                                            SINCE  INCEPTION
                                                               (CUMULATIVE)*

RETURN BEFORE TAXES                                               -10.80%
RETURN AFTER TAXES ON DISTRIBUTIONS                               -10.80%
RETURN AFTER TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES                                        -6.63%


* Since Inception date of July 16, 2001.

                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS

(a) Trust Instrument of Registrant as amended and restated on August 14, 2000 (Exhibit incorporated by reference as filed as Exhibit (a) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

(b) By-Laws of Registrant (Exhibit incorporated by reference as filed as Exhibit (2) in post-effective amendment No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707).

(c)       See Sections 2.04 and 2.07 of the Trust Instrument as filed as Exhibit
          (a).

(d)(1) Investment Advisory Agreement between Registrant and H.M. Payson & Co. relating to Payson Value Fund and Payson Balanced Fund dated December 18, 1995 (Exhibit incorporated by reference as filed as Exhibit (5)(a) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

   (2) Investment Advisory Agreement between Registrant and Austin Investment Management, Inc. relating to Austin Global Equity Fund dated as of June 14, 1996 (Exhibit incorporated by reference as filed as Exhibit
          (5)(d) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

   (3) Investment Advisory Agreement between Registrant and Forum Investment Advisors, LLC relating to Investors Bond Fund, Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund and TaxSaver Bond Fund dated as of January 2, 1998 (Exhibit incorporated by reference as filed as Exhibit (5)(p) in post-effective amendment No. 56 via EDGAR on December 31, 1997, accession number 0001004402-97-000281).

   (4) Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc. dated as of June 1, 1998 (Exhibit incorporated by reference as filed as Exhibit (5)(h) in post-effective amendment No. 63 via EDGAR on June 8, 1998, accession number 0001004402-98-000339).

   (5) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated relating to BrownIA Small-Cap Growth Fund and BrownIA Growth Equity Fund dated as of May 1, 2001 (Exhibit incorporated by reference as filed as Exhibit (d)(5) in post-effective amendment No. 96 via EDGAR on May 16, 2001, accession number 0001004402-01-500077).

   (6) Investment Advisory Agreement between Registrant and Mastrapasqua & Associates relating to Mastrapasqua Growth Value Fund dated July 1, 2000 (Exhibit incorporated by reference as filed as Exhibit (d)(8) in post-effective amendment No. 81 via EDGAR on July 31, 2000, accession number 0001004402-00-000261).

   (7) Investment Advisory Agreement between Registrant and Trillium Asset Management Corporation relating to The Advocacy Fund dated as of July 26, 2000 (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (8) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated dated December 20, 2000 relating to BrownIA
          Maryland Bond Fund (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 86 via EDGAR on December 27, 2000, accession number 0001004402-00-000412).

   (9) Investment Advisory Agreement between Registrant and Shaker Investments, LLC relating to Shaker Fund, dated May 13, 2002 (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 117 via EDGAR on September 27, 2002, accession number 0001004402-02-000418).

   (10) Investment Advisory Agreement between Registrant and Adams, Harkness & Hill, Inc., relating to Winslow Green Growth Fund, dated as of March 29, 2001 (Exhibit incorporated by reference as filed as Exhibit
          (d)(10) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

   (11) Investment Advisory Agreement between Registrant and D.F. Dent and Company, Inc., relating to DF Dent Premier Growth Fund dated as of July 13, 2001 (Exhibit incorporated by reference as filed as Exhibit
          (d)(11) in post-effective amendment No. 99 via EDGAR on July 31, 2001, accession number 0001004402-01-500152).

   (12) Management Agreement between Registrant and King Investment Advisors, Inc. relating to Fountainhead Kaleidoscope Fund dated September 20, 2001 (Exhibit incorporated by reference as filed as Exhibit (d)(12) in post-effective amendment No. 103 via EDGAR on September 28, 2001, accession number 0001004402-01-500238).

   (13) Management Agreement between Registrant and King Investment Advisors, Inc. relating to Fountainhead Special Value Fund dated September 21, 2001 (Exhibit incorporated by reference as filed as Exhibit (d)(13) in post-effective amendment No. 104 via EDGAR on October 30, 2001, accession number 0001004402-01-500264).

   (14) Investment Advisory Agreement between Registrant and Grosvenor Capital Management, LLC, (K/N/A Bainbridge Capital Management, Inc.) relating to Investors Bond fund and TaxSaver Bond Fund dated May 13, 2002 (Exhibit incorporated by reference as filed as Exhibit 16(6)(d) in Form N-14 Registration Statement via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

   (15) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated relating to BrownIA Intermediate Bond Fund dated September 19, 2002 (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 117 via EDGAR on September 27, 2002, accession number 0001004402-02-000418).

(e)(1) Form of Selected Dealer Agreement between Forum Fund Services, LLC and securities brokers (Exhibit incorporated by reference as filed as Exhibit (e)(1) in post-effective amendment No. 105 via EDGAR on November 2, 2001, accession number 0001004402-01-500277).


   (2) Distribution Agreement between Registrant and Forum Fund Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund
          (Institutional, A, B and C Shares), BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, BrownIA Intermediate Bond Fund (Institutional and A Shares), DF Dent Premier Growth Fund, Equity Index Fund, Fountainhead Kaleidoscope Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund (Intermediary, A, B and C Shares), TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund (Institutional Service, Institutional and Investor Shares), Daily Assets Cash Fund (Institutional Service, Institutional and Investor Shares) and Daily Assets Treasury Obligations Fund (Institutional Service and Institutional Shares) dated February 28, 1999, as amended and restated May 13, 2002 (Exhibit incorporated by reference as filed as Exhibit 16(7)(a) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).


(f)       None.


(g)(1) Custodian Agreement between Registrant and Forum Trust, LLC dated May 12, 1999 relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, BrownIA Intermediate Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Fountainhead Kaleidoscope Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, A Shares, B Shares, C Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, and Winslow Green Growth Fund dated May 12, 1999 (Exhibit incorporated by reference as filed as Exhibit 16(9)(a) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

   (2) Master Custodian Agreement between Forum Trust, LLC and Bankers Trust Company relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, BrownIA Intermediate Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Fountainhead Kaleidoscope Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, A Shares, B Shares, C Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, and Winslow Green Growth Fund (Exhibit incorporated by reference as filed as Exhibit (g)(4) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).

(h)(1) Administration Agreement between Registrant and Forum Administrative Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund (Institutional, A, B and C Shares), BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, BrownIA Intermediate Bond Fund (Institutional and A Shares), DF Dent Premier Growth Fund, Equity Index Fund, Fountainhead Kaleidoscope Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund (Intermediary, A, B and C Shares), TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund (Institutional Service, Institutional and Investor Shares), Daily Assets Cash Fund (Institutional Service, Institutional and Investor Shares) and Daily Assets Treasury Obligations Fund (Institutional Service and Institutional Shares) dated June 19, 1997, as amended and restated May 13, 2002 (Exhibit incorporated by reference as filed as Exhibit 16(13)(a) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

   (2) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund (Institutional, A, B and C Shares), BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, BrownIA Intermediate Bond Fund (Institutional and A Shares), DF Dent Premier Growth Fund, Equity Index Fund, Fountainhead Kaleidoscope Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund (Intermediary, A, B and C Shares), TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund (Institutional Service, Institutional and Investor Shares), Daily Assets Cash Fund (Institutional Service, Institutional and Investor Shares) and Daily Assets Treasury Obligations Fund (Institutional Service and Institutional Shares) dated June 19, 1997, as amended and restated May 13, 2002 (Exhibit incorporated by reference as filed as Exhibit 16(13)(b) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

   (3) Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund (Institutional, A, B and C Shares),
          BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, BrownIA Intermediate Bond Fund (Institutional and A Shares), DF Dent Premier Growth Fund, Equity Index Fund, Fountainhead Kaleidoscope Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund (Intermediary, A, B and C Shares), TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund (Institutional Service, Institutional and Investor Shares), Daily Assets Cash Fund (Institutional Service, Institutional and Investor Shares) and Daily Assets Treasury Obligations Fund (Institutional Service and Institutional Shares) dated May 19, 1998, as amended and restated May 13, 2002 (Exhibit incorporated by reference as filed as Exhibit 16(13)(c) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

   (4) Shareholder Service Plan of Registrant dated December 5, 1997 and Form of Shareholder Service Agreement relating to the Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (9)(c) in post-effective amendment No. 50 via EDGAR on November 12, 1997, accession number 0001004402-97-000189).

   (5) Shareholder Service Plan of Registrant dated March 18, 1998 and Form of Shareholder Service Agreement relating to Polaris Global Value Fund (Exhibit incorporated by reference as filed as Exhibit (9)(d) in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).


   (6) Shareholder Service Plan of Registrant dated March 1, 2000 (as amended August 1, 2002) relating to BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund and BrownIA Maryland Bond (Exhibit incorporated by reference as filed as Exhibit (h)(6) in post-effective amendment No. 117 via EDGAR on September 27, 2002, accession number 0001004402-02-000418).


   (7) Shareholder Service Plan of Registrant dated July 1, 2000 relating to Mastrapasqua Growth Value Fund (Exhibit incorporated by reference as filed as Exhibit (h)(7) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (8)    Shareholder  Service  Plan dated April 26,  2001 (as amended  July 29,
          2002) of Registrant relating to Shaker Fund (Exhibit incorporated by reference as filed as Exhibit 16(13)(j) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).


   (9) Shareholder Service Plan of Registrant dated March 29, 2001, relating to Winslow Green Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(12) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

   (10) Shareholder Service Plan of Registrant dated June 1, 2002 relating to Investors Bond Fund, Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund and TaxSaver Bond Fund (Exhibit filed herewith).


(i)(1)    Opinion  of  Seward  & Kissel  LLP  dated  January  5,  1996  (Exhibit
          incorporated   by   reference   as  filed  as   Exhibit   (10)(a)   in
          post-effective amendment No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216).

   (2)    Updated opinion of Seward & Kissel LLP (Exhibit filed herewith).

(j)       Consent of Independent Auditors (Exhibit filed herewith).

(k)       None.

(l) Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of Registrant (Exhibit incorporated by reference as filed as Exhibit (13) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

(m)(1) Rule 12b-1 Plan effective January 1, 1999 adopted by the Investor Shares of Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (15)(b) in post-effective amendment No. 69 via EDGAR on December 15, 1998, accession number 0001004402-98-000648).

   (2) Rule 12b-1 Plan effective August 15, 2000 adopted by The Advocacy Fund (Exhibit incorporated by reference as filed as Exhibit (m)(2) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (3) Rule 12b-1 Plan for Shaker Fund dated April 26, 2001 (as amended September 11, 2001), (Exhibit incorporated by reference as filed as Exhibit (m)(4) in post-effective amendment No. 105 via EDGAR on November 2, 2001, accession number 0001004402-01-500277).

   (4) Rule 12b-1 Plan for BrownIA Small-Cap Growth Fund and BrownIA Intermediate Bond Fund (Exhibit incorporated by reference as filed as Exhibit (m)(4) in post-effective amendment No. 115 via EDGAR on July 30, 2002, accession number 0001004402-02-000302).

(n)(1) Rule 18f-3 Plan adopted by Registrant dated December 5, 1997 (as amended May 19, 1998) and relating to Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (18) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

   (2) Rule 18f-3 Plan, dated April 26, 2001 (as amended May 13, 2002), adopted by Registrant and relating to Shaker Fund (Exhibit incorporated by reference as filed as Exhibit 16(10)(d) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

   (3) Rule 18f-3 Plan for BrownIA Small-Cap Growth Fund and BrownIA Intermediate Bond Fund (Exhibit incorporated by reference as filed as Exhibit (n)(3) in post-effective amendment No. 117 via EDGAR on September 27, 2002, accession number 0001004402-02-000418).

(p)(1) Code of Ethics adopted by Registrant (Exhibit incorporated by reference as filed as Exhibit (p)(1) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

   (2) Code of Ethics adopted by Brown Investment Advisory Incorporated (Exhibit incorporated by reference as filed as Exhibit (p)(2) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

   (3) Code of Ethics adopted by H.M. Payson & Co (Exhibit incorporated by reference as filed as Exhibit (p)(3) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

   (4) Code of Ethics adopted by Austin Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(4) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (5) Code of Ethics adopted by Forum Fund Services, LLC and Forum Investment Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(5) in post-effective amendment No. 78 via EDGAR on April 17, 2000, accession number 0001004402-00-000112).

   (6) Code of Ethics adopted by Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(6) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (7) Code of Ethics adopted by Wells Capital Management Incorporated (Exhibit incorporated by reference as filed as Exhibit (p)(8) in post-effective amendment No. 78 via EDGAR on April 17, 2000, accession number 0001004402-00-000112).

   (8) Code of Ethics adopted by Wells Fargo Fund Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(8) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

   (9) Joint Code of Ethics adopted by Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Core Trust (Exhibit incorporated by reference as filed as Exhibit (p)(9) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

   (10) Code of Ethics adopted by Mastrapasqua & Associates (Exhibit incorporated by reference as filed as Exhibit (p)(11) in post-effective amendment No. 79 via EDGAR on May 31, 2000, accession number 0001004402-00-000185).

   (11) Code of Ethics adopted by Trillium Asset Management Corporation (Exhibit incorporated by reference as filed as Exhibit (p)(12) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (12) Code of Ethics adopted by Shaker Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(12) in post-effective amendment No. 93 via EDGAR on April 19, 2001, accession number 0001004402-01-500021).

   (13) Code of Ethics adopted by Adams, Harkness & Hill, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(13) in post-effective amendment No. 90 via EDGAR on March 28, 2001, accession number 0001004402-01-000099).

   (14) Code of Ethics adopted by D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(14) in post-effective amendment No. 98 via EDGAR on June 28, 2001, accession number 0001004402-01-500127).


   (15) Code of Ethics adopted by King Investment Advisors, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(15) in post-effective amendment No. 103 via EDGAR on September 28, 2001, accession number 0001004402-01500238).(15)


Other Exhibits:

(A) Powers of Attorney for James C. Cheng, Costas Azariadis and J. Michael Parish, Trustees of Registrant (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 34 via EDGAR on May 9, 1996, accession number 0000912057-96-008780).

(B) Power of Attorney for John Y. Keffer, Trustee of Registrant (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).

(C)       Powers  of  Attorney  for  John Y.  Keffer,  James  C.  Cheng,  Costas
          Azariadis and J. Michael Parish, Trustees of Core Trust (Delaware) (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 15 to the registration statement of Monarch Funds via EDGAR on December 19, 1997, accession number 0001004402-97-000264).

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          Daily Assets Treasury Obligations Fund and Daily Assets Government Fund may be deemed to control Treasury Cash Portfolio and Government Portfolio respectively, each a series of Core Trust (Delaware). Core Trust (Delaware) is a Delaware business trust.


          As of October 22, 2002 Daily Assets Treasury Obligations Fund owned approximately 40.22% of the voting securities of Treasury Cash Portfolio and Daily Assets Government Fund owned approximately 99.99% of the voting securities of Government Portfolio.


ITEM 25.  INDEMNIFICATION

          In accordance  with Section 3803 of the Delaware  Business  Trust Act,
          Section 10.02 of Registrant's Trust Instrument provides as follows:

          10.02. INDEMNIFICATION

          (a)  Subject to the  exceptions and  limitations  contained in Section
          (b) below:

               (i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof);

               (ii) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

          (b)  No  indemnification  shall be  provided  hereunder  to a  Covered
          Person:

               (i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

               (ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

                    (A)  By the court or other body approving the settlement;

                    (B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry);

                    (C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

          (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

          (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

          (e) Conditional advancing of indemnification monies under this Section
          5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

          (f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

          With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Austin Investment Management, Inc.; Bainbridge Capital Management, LLC ; Forum Investment Advisers, LLC ; H.M. Payson & Co.; and King Investment Advisors, Inc. include language similar to the following:


          "SECTION 4. STANDARD OF CARE. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

          With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Adams, Harkness & Hill, Inc.; Brown Investment Advisory Incorporated; D.F. Dent and Company, Inc.; Mastrapasqua & Associates; Polaris Capital Management, Inc.; Shaker Investments, LLC; and Trillium Asset Management Corporation provide similarly as follows:

          "SECTION 5. STANDARD OF CARE. (a) The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for error of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust's security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder. (b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser's employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply."

          With  respect  to  indemnification  of the  underwriter  of the Trust,
          Section 8 of the Distribution Agreement provides:

          (a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon (i) the bad faith, willful misfeasance or gross negligence of the Trust in connection with the subject matter of this Agreement; (ii) any material breach by the Trust of its representations an warranties under this Agreement; (iii) any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

          After receipt of the Distributor's notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

          (b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten
          (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

          (c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

          (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

          (ii) any act of, or omission by, the Distributor or its sales representatives that does not conform to the standard of care set forth in Section 7 of this Agreement ("Trust Claims").

          (d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten
          (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if the Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

          (e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

          (f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

          (g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

          (h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

          (i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement."

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a)       Forum Investment Advisors, LLC

          The description of Forum Investment Advisors, LLC (investment adviser to Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund) contained in Parts A and B of Post-Effective Amendment No.115 (accession number 0001004402-02-000302) to the Trust's Registration Statement, is incorporated by reference herein.

          The following are the members of Forum Investment Advisors, LLC, including their business connections, which are of a substantial nature.

                           Forum Trust, LLC, Member


          Forum Trust, LLC is controlled indirectly by John Y. Keffer, Chairman and President of the Registrant. The controlling member of Forum Trust, LLC. Mr. Keffer is Director and President of Forum Trust, LLC and Director of Forum Financial Group, LLC., Mr. Keffer is also a trustee and/or officer of various registered investment companies for which the various operating subsidiaries of Forum Financial Group, LLC provide services.

          The following chart reflects the officers of Forum Investment Advisors, LLC, including their business connections that are of a substantial nature. The address of Forum Investment Advisors, LLC and its affiliates including Forum Financial Group, LLC ("Forum") is Two Portland Square, Portland, Maine 04101. Each officer may serve as an officer of various registered investment companies for which the Forum Financial Group of companies provides services.


         Name                                 Title                               Business Connection
         .................................... ................................... ...................................
         David I. Goldstein                   Secretary                           Forum Investment Advisors, LLC
                                              ................................... ...................................
                                              Secretary                           Forum
                                              ................................... ...................................
                                              Officer                             Other Forum affiliated companies
         .................................... ................................... ...................................
         Charles F. Johnson                   Director and Treasurer              Forum Investment Advisors, LLC
                                              ................................... ...................................
                                              Director                            Forum Trust, LLC
                                              ................................... ...................................
                                              Treasurer                           Forum
                                              ................................... ...................................
                                              Officer                             Other Forum affiliated companies
         .................................... ................................... ...................................
         Marc D. Keffer                       Assistant Secretary                 Forum Investment Advisors, LLC
                                              ................................... ...................................
                                              Assistant Secretary                 Forum
                                              ................................... ...................................
                                              Officer                             Other Forum affiliated companies
         .................................... ................................... ...................................
         Ben Niles                            Vice President                      Forum Investment Advisors, LLC
                                              ................................... ...................................
                                              Officer                             Other Forum affiliated companies
         .................................... ................................... ...................................
         Fred Skillin                         Assistant Treasurer                 Forum Investment Advisors, LLC
                                              ................................... ...................................
                                              Officer                             Other Forum affiliated companies


                                       10


(b)       H.M. Payson & Co.

          The  description of H.M.  Payson & Co.  (investment  adviser to Payson
          Value Fund and Payson  Balanced  Fund)  contained  in Parts A and B of
          Post-Effective     Amendment     No.     115     (accession     number
          0001004402-02-000302)   to  the  Trust's  Registration   Statement  is
          incorporated by reference herein.

          The following chart reflects the directors and officers of H.M. Payson
          &  Co.,  including  their  business   connections,   which  are  of  a
          substantial  nature.  The address of H.M. Payson & Co. is One Portland
          Square, Portland, Maine 04101.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         John C. Downing                      Managing Director, Treasurer         H.M. Payson & Co.
         .................................... .................................... ..................................
         Thomas M. Pierce                     Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         Peter E. Robbins                     Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         John H. Walker                       Managing Director, President         H.M. Payson & Co.
         .................................... .................................... ..................................
         Teresa M. Esposito                   Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         John C. Knox                         Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         Harold J. Dixon                      Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         Michael R. Currie                    Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         William O. Hall, III                 Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         William N. Weickert                  Managing Director                    H.M. Payson & Co.

(c)       Austin Investment Management, Inc.

          The  description of Austin  Investment  Management,  Inc.  (investment adviser to Austin  Global  Equity Fund)  contained in Parts A and B of
          Post-Effective     Amendment     No.     116     (accession     number
          0001004402-02-000304)   to  the  Trust's  Registration  Statement,  is
          incorporated by reference herein.

          The  following  chart  reflects  the  director  and  officer of Austin
          Investment  Management,  Inc.,  375 Park  Avenue,  New York,  New York
          10152, including his business connections, which are of a substantial nature.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Peter Vlachos                        Director, President, Treasurer,      Austin Investment Management,
                                              Secretary                            Inc.

(d)       Brown Investment Advisory Incorporated

          The   description   of   Brown   Investment   Advisory    Incorporated
          ("Brown")(investment   adviser  to  BrownIA  Intermediate  Bond  Fund)
          contained  in  Parts  A  and B of  Post-Effective  amendment  No.  117
          (accession number  0001004402-02-000418)  to the Trust's  Registration
          Statement, is incorporated by reference herein.

          The  description  of Brown  (investment  adviser to BrownIA  Small-Cap
          Growth Fund, and BrownIA Growth Equity Fund)  contained in Parts A and
          B   of   Post-Effective    amendment   No.   116   (accession   number
          0001004402-02-000304)   to  the  Trust's  Registration  Statement,  is
          incorporated by reference herein.


          The description of Brown (investment  adviser to BrownIA Maryland Bond
          Fund) contained in Parts A and B of  Post-Effective  amendment  No.118
          (accession number  0001004402-02-000421)  to the Trust's  Registration
          Statement, is incorporated by reference herein.

          The following chart reflects the directors and officers of Brown, including their business connections, which are of a substantial nature. The address of Brown, Brown Investment Advisory & Trust
          Company and Brown Capital Holdings,  Inc. is 901 S. Bond Street,  Site
          400, Baltimore, Maryland 21231 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.



                                       11



         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Michael D. Hankin                    President                            Brown
                                              .................................... ..................................
                                              Director and Chief Executive         Brown Investment Advisory and
                                              Officer, Trustee                     Trust Company
                                              .................................... ..................................
                                              President and Chief Executive        Brown Capital Holdings, Inc.
                                              Officer
                                              .................................... ..................................
                                              President                            Maryland Zoological Society
                                                                                   Baltimore 200
                                                                                   Druid hill Park
                                                                                   Baltimore, MD 21210
                                              .................................... ..................................
                                              Trustee                              The Valleys Planning Council
                                                                                   212 Washington Avenue
                                                                                   P.O. Box 5402
                                                                                   Towson, MD 21285-5402
         .................................... .................................... ..................................
         David M. Churchill                   Treasurer                            Brown
                                              .................................... ..................................
                                              Treasurer and Chief Financial        Brown Investment Advisory and
                                              Officer                              Trust Company
                                              .................................... ..................................
                                              Treasurer and Chief Financial        Brown Capital Holdings, Inc.
                                              Officer
         .................................... .................................... ..................................
         Edward K. Dunn III                   Secretary                            Brown
                                              .................................... ..................................
                                              Secretary                            Brown Investment Advisory and
                                                                                   Trust Company


(e)       Polaris Capital Management, Inc.

          The    description    of    Polaris    Capital    Management,     Inc.
          ("Polaris")(investment adviser to Polaris Global Value Fund) contained in Parts A and B of Post-Effective amendment No. 112 (accession number
          0001004402-02-000211)   to  the  Trust's  Registration  Statement,  is
          incorporated by reference herein.

          The  following  chart  reflects the directors and officers of Polaris, including  their  business  connections,  which  are of a  substantial
          nature.  The  address  of  Polaris  is  125  Summer  Street,   Boston,
          Massachusetts  02110  and,  unless  otherwise  indicated  below,  that address is the  principal  business  address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Bernard R. Horn, Jr.                 President, Portfolio Manager         Polaris
         .................................... .................................... ..................................
         Edward E. Wendell, Jr.               Treasurer                            Polaris
                                              .................................... ..................................
                                              President                            Boston Investor Services, Inc.

(f)       Mastrapasqua & Associates


          The  description of Mastrapasqua & Associates,  Inc.  ("Mastrapasqua")
          (investment  adviser to  Mastrapasqua  Growth Value Fund) contained in
          Parts A and B of  Post-Effective  amendment No.118  (accession  number
          0001004402-02-000421)   to  the  Trust's  Registration  Statement,  is
          incorporated by reference herein.


          The   following   chart   reflects  the   directors  and  officers  of
          Mastrapasqua,  including  their business  connections,  which are of a substantial  nature. The address of Mastrapasqua is 814 Church Street,
          Suite 600, Nashville, Tennessee, 37203 and, unless otherwise indicated
          below,  that address is the principal  business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Frank Mastrapasqua                   Chairman, CEO and Portfolio Manager  Mastrapasqua
         .................................... .................................... ..................................
         Thomas A. Trantum                    President, Portfolio Manager and     Mastrapasqua
                                              Security Analyst
         .................................... .................................... ..................................

         Mauro M. Mastrapasqua                First Vice President-E Commerce      Mastrapasqua
                                              and Strategy Associate Portfolio
                                              Manager



                                       12


(g)       Trillium Asset Management Corporation


          The  description  of  Trillium  Asset   Management   Corporation  (the
          "Trillium")  (investment  adviser to The Advocacy  Fund)  contained in
          Parts A and B of  this  Registration  Statement,  is  incorporated  by reference herein.

          The  following  chart  reflects  the  directors  and  officers  of the
          Trillium,  including  their  business  connections,  which  are  of  a substantial  nature.  The  address  of the  Trillium  is 711  Atlantic
          Avenue,  Boston,   Massachusetts   02111-2809  and,  unless  otherwise
          indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                             Business Connection
         .................................... ................................. .....................................
         Joan Bavaria                         President, Board of Directors     Trillium
                                              Member, Treasurer
                                              ................................. .....................................
                                              Director                          Coalition for Environmentally
                                                                                Responsible Economies
                                                                                Boston, MA
                                              ................................. .....................................
                                              Director                          Lighthawk
                                                                                San Francisco, CA
                                              ................................. .....................................
                                              Advisory Board                    The Greening of Industry
                                                                                Worcester, MA
         .................................... ................................. .....................................
         Shelley Alpern                       Director, Assistant Vice          Trillium
                                              President
         .................................... ................................. .....................................
         Samuel B. Jones, Jr., CFA            Senior Vice President, Chief      Trillium
                                              Investment Officer
                                              ................................. .....................................
                                              Member                            Standards of Practice Council
                                                                                Association for Investment
                                                                                Management and Research (AIMR)
                                              ................................. .....................................
                                              Director                          Boston Security Analyst Society
                                                                                Boston, MA
         .................................... ................................. .....................................
         F. Farnum Brown, Jr., Ph.D.          Senior Vice President             Trillium
                                                                                353 West Main Street
                                                                                Durham, NC 27701-3215
         .................................... ................................. .....................................
         Lisa Leff, CFA                       Vice President                    Trillium
                                                                                104 South Capital Boulevard
                                                                                Boise, ID 83702-5901
                                              ................................. .....................................
                                              Director                          Verite
                                                                                Amherst, MA
                                              ................................. .....................................
                                              Director (formerly)               Idaho Conservation League
                                              Until 2001                        Boise, ID
                                              ................................. .....................................
                                              Director                          Ten Thousand Villages
                                                                                Boise, ID
                                              ................................. .....................................
                                              Finance Committee                 ACLU of Idaho
                                                                                Boise, ID
         .................................... ................................. .....................................
         Stephanie R. Leighton, CFA           Vice President                    Trillium
         .................................... ................................. .....................................
         Cheryl I. Smith, CFA                 Vice President                    Trillium
                                              ................................. .....................................
                                              Finance Committee (Director,      Resist
                                              formerly)                         Somerville, MA 02144
         .................................... ................................. .....................................
         Eric Becker, CFA                     Vice President                    Trillium
                                              ................................. .....................................
                                              Director                          Interlock Media, Inc.
                                                                                Cambridge, MA
         .................................... ................................. .....................................
         Linnie McLean                        Senior Vice President             Trillium
                                              ................................. .....................................
                                              Loan Committee                    Boston Community Loan Fund
                                                                                Boston, MA



                                       13



         Name                                 Title                             Business Connection
         .................................... ................................. .....................................
         Linnie McLean (cont)                 Board Member                      YWCA, Boston, MA
                                              ................................. .....................................
                                              Chair Investment Committee        YWCA, Boston, MA
         .................................... ................................. .....................................
         Patricia L. Davidson                 Vice President                    Trillium
         .................................... ................................. .....................................
         Diane M. DeBono                      Senior Vice President             Trillium
                                              ................................. .....................................
                                              Board Member                      Advent Users Group
                                                                                Columbia, SC
         .................................... ................................. .....................................
         James Crawford, JD                   Board of Directors Member         Trillium
         .................................... ................................. .....................................
         Thomas Gladwin, Ph.D.                Board of Directors Member         Trillium

                                              ................................. .....................................
                                              Professor                         New York University

                                                                                Stern School of Business
                                                                                44 W. 4th Street
                                                                                New York, NY

                                              ................................. .....................................
                                              Max McGraw Professorship of       University of Michigan
                                              Sustainable Enterprise and        Ann Arbor, MI 48109
                                              Associated Directorship
         .................................... ................................. .....................................

         Robert Glassman                      Board of Directors Member         Trillium
                                              ................................. .....................................
                                              Chairman and Co-Chairman          Wainwright Bank & Trust Company
                                                                                63 Franklin Street
                                                                                Boston, MA 02110

                                              ................................. .....................................
                                              Chairman Investment Committee     The Boston Foundation
                                                                                Boston, MA
         .................................... ................................. .....................................

         Sally Greenberg, JD                  Board of Directors Member         Trillium

                                              ................................. .....................................
                                              Senior Product Safety Counsel     Consumers Union
                                                                                1666 Connecticut Avenue N.W.
                                                                                Washington, DC 20009
                                              ................................. .....................................
                                              Eastern States Civil Rights       Anti-Defamation League
                                              Counsel                           1 Lincoln Plaza
                                                                                Boston, MA
         .................................... ................................. .....................................

         Charles Grigsby                      Board of Directors Member         Trillium

                                              ................................. .....................................
                                              Senior Vice President             Mass Capital Resource Company
                                                                                420 Boylston Street
                                                                                Boston, MA 02116
         .................................... ................................. .....................................

         Milton Moskowitz                     Board of Directors Member         Trillium
                                              ................................. .....................................
                                              Writer                            Mill Valley, CA 94941
         .................................... ................................. .....................................
         Carol O'Cleireacain, Ph.D.           Board of Directors Member         Trillium
                                              ................................. .....................................
                                              Economic Consultant               New York, NY
                                              ................................. .....................................
                                              Senior Fellow                     Brookings Institution, Center on
                                                                                Urban and Metropolitan Policy
                                                                                New York, NY
         .................................... ................................. .....................................
         John Plukas                          Board of Directors Member         Trillium

                                              ................................. .....................................
                                              President and Co-Chairman         Wainwright Bank & Trust Company
                                                                                63 Franklin Street
                                                                                Boston, MA 02110
                                              ................................. .....................................
                                              Director                          New England Foundation for the Arts
                                                                                Boston, MA
         .................................... ................................. .....................................

         George Rooks                         Portfolio Manager, Board of       Trillium
                                              Directors Member
                                              ................................. .....................................
                                              Director (formerly)               Morland Mold, Inc.
                                              ................................. .....................................
                                              Trustee                           Hillel Academy, Marblehead, MA
                                              ................................. .....................................
                                              President                         Heritage Capital Management



                                       14


         Name                                 Title                             Business Connection
         .................................... ................................. .....................................
         George Rooks (cont)                                                    63 Franklin Street
                                                                                Boston, MA
         .................................... ................................. .....................................
         Margaret Flinter                     Member, Board of Directors        Trillium
         .................................... ................................. .....................................
                                              Vice President                    Community Health Center, Inc.
                                              ................................. .....................................
                                              Member, Board of Directors        Dance New England
                                              ................................. .....................................
                                              Member, Board of Directors        HealthRight, Inc.
                                              ................................. .....................................
                                              Member, Liquidating Committee     HealthRight, Inc.
         .................................... ................................. .....................................
         Elliot Sclar, Ph.D.                  Chairman, Board of Directors      Trillium
                                              ................................. .....................................
                                              Professor                         Columbia University School of
                                                                                Architecture, Planning and
                                                                                Preservation
                                                                                New York, NY
                                              ................................. .....................................
                                              Director                          Wainwright Bank & Trust
                                                                                Company
                                                                                63 Franklin Street
                                                                                Boston, MA 02110
         .................................... ................................. .....................................
         William Torbert, Ph.D.               Board of Directors Member         Trillium

                                              ................................. .....................................
                                              Professor                         Boston College
                                                                                Chestnut Hill, MA

(h)      Wells Fargo Funds Management, LLC

         The   description   of  Wells  Fargo  Funds   Management,   LLC  (Funds
         Management),  a  wholly-owned  subsidiary  of Wells Fargo  Bank,  N.A., investment  sub-advisor  for the Index  Portfolio,  the series of Wells
         Fargo Core Trust in which Equity Index Fund invests, contained in Parts
         A  and  B  of  Post-Effective   amendment  No.  108  (accession  number
         0001004402-02-000054)   to  the  Trust's  Registration   Statement,  is
         incorporated by reference herein. To the knowledge of Registrant,  none of the directors or officers of Funds  Management is or has been at any time during the past two fiscal  years  engaged in any other  business, profession, vocation or employment of a substantial nature, except that they also hold various  positions with and engage in business for Wells
         Fargo Bank.

(i)      Wells Capital Management Incorporated

         The description of Wells Capital  Management  Incorporated  ("WCM"),  a
         wholly-owned   subsidiary  of  Wells  Fargo  Bank,   N.A.,   investment
         sub-advisor  for the Index  Portfolio,  the series of Wells  Fargo Core
         Trust in which Equity Index Fund invests, contained in Parts A and B of
         Post-Effective      amendment     No.     108     (accession     number
         0001004402-02-000054)   to  the  Trust's  Registration   Statement,  is
         incorporated by reference  herein.  To the knowledge of the Registrant, none of the  directors  or  officers  of WCM is or has been at any time during  the past two  fiscal  years,  engaged  in any  other  business, profession, vocation or employment of a substantial nature.

(j)      Shaker Investments, LLC

         The description of Shaker Investments, L. L. C. ("Shaker") (investment adviser for Shaker Fund) contained in Parts A and B of Post-Effective
         Amendment  No.  116  (accession  number  0001004402-02-000304)  to  the
         Trust's Registration Statement, is incorporated by reference herein.

         The following chart reflects the directors and officers of Shaker, including their business connections, which are of a substantial nature. The address of Shaker is 2000 Auburn Drive, Suite 300,
         Cleveland, Ohio 44122 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.


                                       15


         Name                                 Title                             Business Connection
         .................................... ................................. .....................................
         Edward Paul Hemmelgarn               President, Chief Investment       Shaker
                                              Officer and Director
         .................................... ................................. .....................................
         David Rogers Webb                    Executive Vice President and      Shaker
                                              Director
         .................................... ................................. .....................................
         Adam Sanders Solomon                 Chairman of the Board and         Shaker
                                              Director
                                              ................................. .....................................


 (k)     Adams, Harkness & Hill, Inc.

         The  description of Adams,  Harkness & Hill, Inc.  ("AHH")  (investment adviser for Winslow  Green Growth  Fund)  contained in Parts A and B of
         Post-Effective      Amendment     No.     111     (accession     number
         0001004402-02-000167)   to  the  Trust's  Registration   Statement,  is
         incorporated by reference herein.

         The following chart reflects the directors and officers of AHH, including their business connections, which are of a substantial nature. The address of AHH is 60 State Street, Boston, Massachusetts
         02104 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                               Business Connection
         .................................... ................................... ...................................
         John W Adams                         Chairman and Chief Executive        AHH
                                              Officer
         .................................... ................................... ...................................
         Steven B. Frankel                    Managing Director                   AHH
         .................................... ................................... ...................................
         Sharon Lewis                         Managing Director                   AHH
         .................................... ................................... ...................................
         Timothy J. McMahon                   Managing Director                   AHH
         .................................... ................................... ...................................
         Theodore L. Stebbins                 Managing Director                   AHH
         .................................... ................................... ...................................
         Greg Benning                         Managing Director                   AHH
         .................................... ................................... ...................................
         Greg Brown                           Managing Director                   AHH
         .................................... ................................... ...................................
         Lawrence F. Calahan, II              Managing Director                   AHH
         .................................... ................................... ...................................
         Cynthia A. Cycon                     Managing Director                   AHH
         .................................... ................................... ...................................
         Francis J. Dailey                    Managing Director                   AHH
         .................................... ................................... ...................................
         Rick Franco                          Managing Director                   AHH
         .................................... ................................... ...................................
         Joseph W. Hammer                     Managing Director                   AHH
         .................................... ................................... ...................................
         James Kedersha                       Managing Director                   AHH
         .................................... ................................... ...................................
         Russell W. Landon                    Managing Director                   AHH
         .................................... ................................... ...................................
         Benjamin A. Marsh                    Managing Director                   AHH
         .................................... ................................... ...................................
         Paul M. Mazzarella                   Managing Director                   AHH
         .................................... ................................... ...................................
         Danny McDonald                       Managing Director                   AHH
         .................................... ................................... ...................................
         James O'Hare                         Managing Director                   AHH
         .................................... ................................... ...................................
         Matthew W. Patsky                    Managing Director                   AHH
         .................................... ................................... ...................................
         Joseph Ranieri                       Managing Director                   AHH
         .................................... ................................... ...................................
         Ronald D. Ree                        Managing Director                   AHH
         .................................... ................................... ...................................
         Jack Robinson                        Managing Director                   AHH
         .................................... ................................... ...................................
         Christopher Sands                    Managing Director                   AHH
         .................................... ................................... ...................................
         Jamie Simms                          Managing Director                   AHH
         .................................... ................................... ...................................
         John Tesoro                          Managing Director                   AHH
         .................................... ................................... ...................................
         Harry E. Wells III                   Managing Director and Clerk         AHH
         .................................... ................................... ...................................
         Carol Werther                        Managing Director                   AHH
         .................................... ................................... ...................................
         Deborah Widener                      Managing Director                   AHH
         .................................... ................................... ...................................
         Sam Wilkins III                      Managing Director                   AHH
         .................................... ................................... ...................................
         Frederick L. Wolf                    Managing Director                   AHH
         .................................... ................................... ...................................
         Allyn C. Woodward Jr.                President and Managing Director     AHH
         .................................... ................................... ...................................
         Stephen Zak                          Managing Director, CFO and          AHH
                                              Treasurer
         .................................... ................................... ...................................
         J. Eric Anderson                     Principal                           AHH
         .................................... ................................... ...................................


                                       16


         Name                                 Title                               Business Connection
         .................................... ................................... ...................................
         Nancy R. Atcheson                    Principal                           AHH
         .................................... ................................... ...................................
         Barry Bocklett                       Principal                           AHH
         .................................... ................................... ...................................
         Susan Braverman-Lione                Principal                           AHH
         .................................... ................................... ...................................
         Blaine Carroll                       Principal                           AHH
         .................................... ................................... ...................................
         Thomas C. Cochran III                Principal                           AHH
         .................................... ................................... ...................................
         Mike Comerford                       Principal                           AHH
         .................................... ................................... ...................................
         James Corscadden                     Principal                           AHH
         .................................... ................................... ...................................
         Gordon Cromwell                      Principal                           AHH
         .................................... ................................... ...................................
         Vernon Essi                          Principal                           AHH
         .................................... ................................... ...................................
         Rick Faust                           Principal                           AHH
         .................................... ................................... ...................................
         Elizabeth T. Harbison                Principal                           AHH
         .................................... ................................... ...................................
         Robert H. Johnson                    Principal                           AHH
         .................................... ................................... ...................................
         Chris Leger                          Principal                           AHH
         .................................... ................................... ...................................
         Jeff McCloskey                       Principal                           AHH
         .................................... ................................... ...................................
         John F. Murphy                       Principal                           AHH
         .................................... ................................... ...................................
         Bridget O'Brien                      Principal                           AHH
         .................................... ................................... ...................................
         Ben Z. Rose                          Principal                           AHH
         .................................... ................................... ...................................
         Robert Sheppard                      Principal                           AHH
         .................................... ................................... ...................................
         Howard Silfen                        Principal                           AHH
         .................................... ................................... ...................................
         Gordon L. Szerlip                    Principal                           AHH
         .................................... ................................... ...................................
         David Thibodeau                      Principal                           AHH
         .................................... ................................... ...................................
         Charles Trafton                      Principal                           AHH
         .................................... ................................... ...................................
         Mark E. Young                        Principal                           AHH
         .................................... ................................... ...................................
         Alexandra Adams                      Vice President                      AHH
         .................................... ................................... ...................................
         Alexander Arnold                     Vice President                      AHH
         .................................... ................................... ...................................
         Greg Beloff                          Vice President                      AHH
         .................................... ................................... ...................................
         Joe Bruno                            Vice President                      AHH
         .................................... ................................... ...................................
         Jerry Buote                          Vice President                      AHH
         .................................... ................................... ...................................
         Joe Buttarazzi                       Vice President                      AHH
         .................................... ................................... ...................................
         Peter Cahill                         Vice President                      AHH
         .................................... ................................... ...................................
         Sarah Cannon                         Vice President                      AHH
         .................................... ................................... ...................................
         Joe Ciardi                           Vice President                      AHH
         .................................... ................................... ...................................
         Ben Conway                           Vice President                      AHH
         .................................... ................................... ...................................
         Dan Coyne                            Vice President                      AHH
         .................................... ................................... ...................................
         Matthew Epstein                      Vice President                      AHH
         .................................... ................................... ...................................
         Frank Gaul                           Vice President                      AHH
         .................................... ................................... ...................................
         James Jasinski                       Vice President                      AHH
         .................................... ................................... ...................................
         Michael Landry                       Vice President                      AHH
         .................................... ................................... ...................................
         Tim Leland                           Vice President                      AHH
         .................................... ................................... ...................................
         Jeff Liguori                         Vice President                      AHH
         .................................... ................................... ...................................
         Michael Moses                        Vice President                      AHH
         .................................... ................................... ...................................
         Cindy Mulica                         Vice President                      AHH
         .................................... ................................... ...................................
         Sandra Notardonato                   Vice President                      AHH
         .................................... ................................... ...................................
         Channing Page                        Vice President                      AHH
         .................................... ................................... ...................................
         Lynn Pieper                          Vice President                      AHH
         .................................... ................................... ...................................
         Andrew Pojani                        Vice President                      AHH
         .................................... ................................... ...................................
         Ryan Rauch                           Vice President                      AHH
         .................................... ................................... ...................................
         Felicia Reed                         Vice President                      AHH
         .................................... ................................... ...................................
         Laura Richardson                     Vice President                      AHH
         .................................... ................................... ...................................
         Marvin Ritchie                       Vice President                      AHH
         .................................... ................................... ...................................
         Patrick Sherbrooke                   Vice President                      AHH
         .................................... ................................... ...................................
         Jeffrey Sihpol                       Vice President                      AHH


                                       17


         Name                                 Title                               Business Connection
         .................................... ................................... ...................................
         Jonathan Skinner                     Vice President                      AHH
         .................................... ................................... ...................................
         Amalia Spera                         Vice President                      AHH
         .................................... ................................... ...................................
         Jennifer St. Germain                 Vice President                      AHH
         .................................... ................................... ...................................
         Curtis Thom                          Vice President                      AHH
         .................................... ................................... ...................................
         Lisa Thors                           Vice President                      AHH
         .................................... ................................... ...................................
         Katie Tiger                          Vice President                      AHH
         .................................... ................................... ...................................
         Scott Van Winkle                     Vice President                      AHH
         .................................... ................................... ...................................
         Tim Vetrano                          Vice President                      AHH
         .................................... ................................... ...................................
         Kevin Wagner                         Vice President                      AHH
         .................................... ................................... ...................................
         Rebecca Warsofsky                    Vice President                      AHH


(l)       D.F. Dent and Company, Inc.


          The  description  of  D.F.  Dent  and  Company,   Inc.  ("D.F.  Dent")
          (investment  adviser for DF Dent  Premier  Growth  Fund)  contained in
          Parts A and B of  this  Registration  Statement,  is  incorporated  by reference herein.


          The following chart reflects the directors and officers of D.F. Dent, including their business connections, which are of a substantial nature. The address of D.F. Dent is 2 East Read Street, Baltimore,
          Maryland 21201 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.


         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Daniel F. Dent                       President and Treasurer              D.F. Dent
         .................................... .................................... ..................................
         Sutherland C. Ellwood                Vice President                       D.F. Dent
         .................................... .................................... ..................................
         Thomas F. O'Neil                     Vice President and Secretary         D.F. Dent
         .................................... .................................... ..................................
         Linda W. McCleary                    Vice President                       D.F. Dent

(m)       King Investment Advisors, Inc.

          The description of King Investment Advisors, Inc. ("King") (investment
          adviser  to   Fountainhead   Special   Value  Fund  and   Fountainhead
          Kaleidoscope  Fund)  contained  in  Parts  A and  B of  Post-Effective amendment  No.  109  (accession  number  0001004402-02-000090)  to the
          Trust's Registration Statement, is incorporated by reference herein.

          The following chart reflects the directors and officers of King, including their business connections, which are of a substantial nature. The address of King is 1980 Post Oak Boulevard, Suite 2400,
          Houston, Texas 77056-3898 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Roger E. King                        Chairman and President               King
         .................................... .................................... ..................................
         John R. Servis                       Director                             King
                                              .................................... ..................................
                                              Owner, Commercial Real Estate        John R. Servis Properties
                                                                                   602 Hallie, Houston, TX  77024
         .................................... .................................... ..................................
         Pat H. Swanson                       Compliance Officer                   King
         .................................... .................................... ..................................
         Jane D. Lightfoot                    Secretary/Treasurer                  King


                                       18



(n)       Bainbridge Capital Management, LLC.

          The description of Bainbridge  Capital  Management,  LLC,  (investment adviser to Investors  Bond Fund and TaxSaver  Bond Fund)  contained in
          Parts A and B of  Post-Effective  Amendment No. 116 (accession  number
          0001004402-02-000304)   to  the  Trust's  Registration  Statement,  is
          incorporated by reference herein.

         Name                                 Title                               Business Connection
         .................................... ................................... ...................................
         David I. Goldstein                   Secretary                           Forum Investment Advisors, LLC
                                              ................................... ...................................
                                              Secretary                           Forum Financial Group, LLC
                                              ................................... ...................................
                                              Officer                             Other Forum affiliated companies
         .................................... ................................... ...................................
         Charles F. Johnson                   Director and Treasurer              Forum Investment Advisors, LLC
                                              ................................... ...................................
                                              Director                            Forum Trust, LLC
                                              ................................... ...................................
                                              Treasurer                           Forum Financial Group, LLC
                                              ................................... ...................................
                                              Officer                             Other Forum affiliated companies
         .................................... ................................... ...................................
         Marc D. Keffer                       Assistant Secretary                 Forum Investment Advisors, LLC
                                              ................................... ...................................
                                              Assistant Secretary                 Forum Financial Group, LLC
                                              ................................... ...................................
                                              Officer                             Other Forum affiliated companies
         .................................... ................................... ...................................
         Ben Niles                            Vice President                      Forum Investment Advisors, LLC
                                              ................................... ...................................
                                              Officer                             Other Forum affiliated companies
         .................................... ................................... ...................................
         Fred Skillin                         Assistant Treasurer                 Forum Investment Advisors, LLC
                                              ................................... ...................................
                                              Officer                             Other Forum affiliated companies

ITEM 27.  PRINCIPAL UNDERWRITERS

(a)      Forum  Fund  Services,   LLC,  Registrant's   underwriter,   serves  as
         underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

         Century Capital Management Trust          ICM Series Trust
         The Cutler Trust                          Monarch Funds
         Forum Funds                               NBP TrueCrossing Funds
         Henderson Global Funds                    Sound Shore Fund, Inc.

(b) The following officers of Forum Fund Services, LLC, the Registrant's underwriter, hold the following positions with the Registrant. Their business address is Two Portland Square, Portland, Maine 04101.

         Name                                      Position with Underwriter           Position with Registrant
         ..................................... .................................. ...................................
         John Y. Keffer                        Director                           Chairman, President
         ..................................... .................................. ...................................
         Stacey E. Hong                        Treasurer                          Treasurer

(c)      Not Applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

         The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC and Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Custodian" in Part B to this Registration Statement. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in Item 26 hereof.

ITEM 29.  MANAGEMENT SERVICES

         Not Applicable.

ITEM 30.  UNDERTAKINGS

         None.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the securities Act of 1933, as amended, and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portland, and State of Maine on October 30, 2002.


                                        FORUM FUNDS


                                        By:/S/ JOHN Y. KEFFER
                                           -------------------------------------
                                                 John Y. Keffer, President


Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on October 30, 2002.


(a)      Principal Executive Officer

         /S/ JOHN Y. KEFFER
         --------------------------------------------
         John Y. Keffer
         President and Chairman

(b)      Principal Financial Officer

         /S/ STACEY E. HONG
         --------------------------------------------
         Stacey E. Hong
         Treasurer

(c)      A majority of the Trustees

         /S/ JOHN Y. KEFFER
         --------------------------------------------
         John Y. Keffer
         Trustee

         James C. Cheng, Trustee
         J. Michael Parish, Trustee
         Costas Azariadis, Trustee

         By:/S/ JOHN Y. KEFFER
            -----------------------------------------
         John Y. Keffer
         Attorney in fact*

     *Pursuant to powers of attorney previously filed as Other Exhibits (A) to this Registration Statement.

                                INDEX TO EXHIBITS


(h)(10) Shareholder Service Plan dated June 1, 2002 relating to Investors Bond Fund, Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund and TaxSaver Bond Fund.


(i)(2)   Updated opinion of Seward & Kissel LLP.

(j)      Consent of Independent Auditors.